UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09465

Nuveen Connecticut Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

NUVEEN Investments

Closed-End Funds

Nuveen Investments Municipal Closed-End Funds

It's not what you earn, it's what you keep.®

Semi-Annual Report
November 30, 2011

Nuveen Connecticut Premium Income Municipal Fund
NTC

Nuveen Connecticut Dividend Advantage Municipal Fund
NFC

Nuveen Connecticut Dividend Advantage Municipal Fund 2
NGK

Nuveen Connecticut Dividend Advantage Municipal Fund 3
NGO

Nuveen Massachusetts Premium Income Municipal Fund
NMT

Nuveen Massachusetts Dividend Advantage Municipal Fund
NMB

Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund
NGX

Nuveen Missouri Premium Income Municipal Fund
NOM

November

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Table of Contents

Chairman’s Letter to Shareholders	4
Portfolio Managers’ Comments	5
Fund Leverage and Other Information	12
Common Share Dividend and Share Price Information	15
Performance Overviews	16
Shareholder Meeting Report	24
Portfolios of Investments	25
Statement of Assets and Liabilities	62
Statement of Operations	64
Statement of Changes in Net Assets	66
Statement of Cash Flows	69
Financial Highlights	71
Notes to Financial Statements	83
Reinvest Automatically, Easily and Conveniently	97
Glossary of Terms Used in this Report	99
Additional Fund Information	103

Chairman’s
Letter to Shareholders

Dear Shareholders,

These are perplexing times for investors. The global economy continues to struggle. The solutions being implemented in the eurozone to deal with the debt crises of many of its member countries are not yet seen as sufficient by the financial markets. The political paralysis in the U.S. has prevented the compromises necessary to deal with the fiscal imbalance and government spending priorities. The efforts by individual consumers, governments and financial institutions to reduce their debts are increasing savings but reducing demand for the goods and services that drive employment. These developments are undermining the rebuilding of confidence by consumers, corporations and investors that is so essential to a resumption of economic growth.

Although it is painfully slow, progress is being made. In Europe, the turnover of a number of national governments reflects the realization by politicians and voters alike that leaders who practiced business as usual had to be replaced by leaders willing to face problems and accept the hard choices needed to resolve them. The recent coordinated efforts by central banks in the U.S. and Europe to provide liquidity to the largest European banks indicates that these monetary authorities are committed to facilitating a recovery in the European banking sector.

In the U.S., the failure of the congressionally appointed Debt Reduction Committee was a blow to those who hoped for a bipartisan effort to finally begin addressing the looming fiscal crisis. Nevertheless, Congress and the administration cannot ignore the issue for long. The Bush era tax cuts are scheduled to expire on December 31, 2012, and six months later the $1.2 trillion of mandatory across-the-board spending cuts under the Budget Control Act of 2011 begin to go into effect. Any legislative modification would require bipartisan support and the prospects for a bipartisan solution are unclear. The impact of these two developments would be a mixed blessing: a meaningful reduction in the annual budget deficit at the cost of slowing the economic recovery.

It is in these particularly volatile markets that professional investment management is most important. Skillful investment teams who have experienced challenging markets and remain committed to their investment disciplines are critical to the success of an investor’s long-term objectives. In fact, many long-term investment track records are built during challenging markets when managers are able to protect investors against these economic crosscurrents. Experienced investment teams know that volatile markets put a premium on companies and investment ideas that will weather the short-term volatility and that compelling values and opportunities are opened up when markets overreact to negative developments. By maintaining appropriate time horizons, diversification and relying on practiced investment teams, we believe that investors can achieve their long-term investment objectives.

As always, I encourage you to contact your financial consultant if you have any questions about your investment in a Nuveen Fund. On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner
Chairman of the Board
January 20, 2012

4	Nuveen Investments

Portfolio Managers’ Comments

Nuveen Connecticut Premium Income Municipal Fund (NTC)
Nuveen Connecticut Dividend Advantage Municipal Fund (NFC)
Nuveen Connecticut Dividend Advantage Municipal Fund 2 (NGK)
Nuveen Connecticut Dividend Advantage Municipal Fund 3 (NGO)
Nuveen Massachusetts Premium Income Municipal Fund (NMT)
Nuveen Massachusetts Dividend Advantage Municipal Fund (NMB)
Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund (NGX)
Nuveen Missouri Premium Income Municipal Fund (NOM)

Portfolio managers Michael Hamilton and Chris Drahn, CFA discuss key investment strategies and the six-month performance of these eight Nuveen Funds. With 23 years of investment experience, Michael assumed portfolio management responsibility for the Connecticut and Massachusetts Funds in January 2011. Chris, who has 32 years of financial industry experience, took on portfolio management responsibility for NOM in January 2011.

What key strategies were used to manage these Funds during the six-month reporting period ended November 30, 2011?

During this reporting period, municipal bond prices generally rallied as yields declined across the municipal curve. The decline in yields was attributable in part to the continued depressed levels of municipal bond issuance. Tax-exempt volume, which had been limited in 2010 by issuers’ extensive use of taxable Build America Bonds (BABs), generally continued to drift lower in 2011. For the six months ended November 30, 2011, national municipal issuance was down 17% compared with the same period in 2010, while issuance declined 14% in Massachusetts and 10% in Missouri during the same period. In Connecticut, municipal issuance rose by just 2% during this period.

In addition, finding appropriate insured municipal bonds, especially new insured issues, remained a challenge for the Funds with an insured mandate, such as NGX, due to the continued severe decline in insured issuance. Over the past few years, most municipal bond insurers had their credit ratings downgraded, and only one insurer currently insures new municipal bonds. As a result, the supply of insured municipal securities has decreased dramatically. Through November 30, 2011, issuance of new insured paper in 2011 accounted for just 5% of total municipal issuance, down 46% from the eleven months ended November 2010. Even though NGX may now invest up to 20% of its net assets in uninsured investment-grade credits rated BBB- or higher, the combination of tight municipal supply, little insured issuance, and relatively lower yields meant few attractive opportunities for this Fund during this period.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

Nuveen Investments	5

Despite the constrained issuance of tax-exempt municipal bonds and relatively lower yields, we continued to take a bottom-up approach to discovering what we thought were undervalued sectors and individual credits with the potential to perform well over the long term. During this period, the Connecticut Funds took advantage of attractive opportunities to add to their holdings in the health care sector, purchasing a variety of names across all four Funds, including bonds issued for Sacred Heart Hospital, Lawrence Memorial Hospital, and hospitals in Danbury, Middlesex and Hartford. In the Massachusetts Funds, we found value in several sectors, including general obligation credits, student loan bonds, higher education issues, sales tax revenue bonds, as well as health care credits in NMB. NOM added utilities and continuing care retirement community credits, higher education bonds (e.g., Washington University, Webster University), and health care credits, including St. Luke Episcopal Hospital in St. Louis and Capital Region Medical Center in Jefferson City. When state paper was scarce, the Connecticut Funds and NOM took advantage of their ability to invest a portion of their net assets in buying tax-exempt territorial bonds, including Puerto Rico sales tax bonds in NOM, to keep the Funds invested.

Our focus in these Funds generally was on purchasing bonds with intermediate and longer maturities in order to keep the Funds’ durations within their targeted objectives to help maintain their yield curve positioning. The purchase of longer bonds also enabled us to take advantage of more attractive yields at the longer end of the municipal yield curve. From a quality perspective, the Connecticut and Massachusetts Funds emphasized lower-rated credits, while NOM’s purchases were diversified across the credit quality categories, with the majority rated A. Because the issuance of new municipal supply continued to be limited, we monitored the secondary, as well as the primary, market for attractive opportunities.

Cash for new purchases was generated primarily by the proceeds from bond calls and maturing bonds. The elevated number of bond calls provided a meaningful source of liquidity, which drove much of our activity during this period as we worked to redeploy the proceeds to keep the Funds fully invested. The Connecticut Funds and NOM also sold some bonds with short maturities or short call dates, while the Massachusetts Funds trimmed their positions in bonds rated AAA. Overall, selling was relatively minimal, as the bonds in our portfolios generally offered higher yields than those available in the current marketplace.

As of November 30, 2011, all of these Funds continued to use inverse floating rate securities. We employ inverse floaters for a variety of reasons, including duration management, income enhancement and total return enhancement.

6	Nuveen Investments

How did the Funds perform?

Individual results for these Nuveen Funds, as well as relevant index and peer group information, are presented in the accompanying table.

Average Annual Total Returns on Common Share Net Asset Value*
For periods ended 11/30/11

	6-Month	1-Year	5-Year	10-Year
Connecticut Funds
NTC	5.19%	6.86%	4.64%	5.62%
NFC	5.53%	7.25%	4.84%	6.06%
NGK	5.34%	6.11%	4.73%	N/A
NGO	5.17%	6.97%	4.42%	N/A

Standard & Poor’s (S&P) Connecticut Municipal Bond Index**	3.03%	5.05%	4.33%	4.67%
Standard & Poor’s (S&P) National Municipal Bond Index**	4.35%	6.50%	4.40%	5.08%
Lipper Other States Municipal Debt Funds Classification Average**	6.67%	8.40%	4.70%	5.72%

Massachusetts Funds
NMT	6.19%	8.61%	4.82%	5.68%
NMB	5.71%	8.12%	4.18%	6.01%

Standard & Poor’s (S&P) Massachusetts Municipal Bond Index**	3.78%	6.41%	4.91%	5.28%
Standard & Poor’s (S&P) National Municipal Bond Index**	4.35%	6.50%	4.40%	5.08%
Lipper Other States Municipal Debt Funds Classification Average**	6.67%	8.40%	4.70%	5.72%

Insured Massachusetts Fund
NGX	3.91%	6.18%	4.44%	N/A

Standard & Poor’s (S&P) Massachusetts Municipal Bond Index**	3.78%	6.41%	4.91%	5.28%
Standard & Poor’s (S&P) National Insured Municipal Bond Index**	4.85%	6.95%	4.42%	5.15%
Lipper Single-State Insured Municipal Debt Funds
Classification Average**	6.20%	8.01%	4.26%	5.79%

Missouri Fund
NOM	7.18%	9.48%	4.12%	5.37%

Standard & Poor’s (S&P) Missouri Municipal Bond Index**	4.47%	7.21%	4.53%	5.23%
Standard & Poor’s (S&P) National Municipal Bond Index**	4.35%	6.50%	4.40%	5.08%
Lipper Other States Municipal Debt Funds Classification Average**	6.67%	8.40%	4.70%	5.72%

*	Six-month returns are cumulative; all other returns are annualized.

**	For definitions, refer to the Glossary of Terms Used in this Report.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

Nuveen Investments	7

For the six months ended November 30, 2011, the cumulative returns on common share net asset value (NAV) for all seven of the non-insured Connecticut, Massachusetts and Missouri Funds exceeded the returns for their respective state’s Standard & Poor’s (S&P) Municipal Bond Index as well as the S&P National Municipal Bond Index. NOM also outperformed the average return for the Lipper Other States Municipal Debt Funds Classification Average, while the remaining six non-insured Funds trailed this Lipper average. Shareholders should note that the performance of the Lipper Other States classification represents the overall average of returns for funds from ten different states with a wide variety of municipal market conditions, making direct comparisons less meaningful. For the same period, NGX outperformed the S&P Massachusetts Municipal Bond Index and underperformed the national S&P Insured Municipal Bond Index and the Lipper Single-State Insured Municipal Debt Funds Classification Average.

Key management factors that influenced the Funds’ returns during this period included duration and yield curve positioning, credit exposure and sector allocation. In addition, the use of structural leverage was an important positive factor affecting the Funds’ performance. Leverage is discussed in more detail later in this report.

During this period, municipal bonds with intermediate and longer maturities generally outperformed those with shorter maturities, with bonds at the longest end of the municipal yield curve posting the strongest returns. Duration and yield curve positioning was a net positive contributor to the performance of all of the Funds in this report except NGX. Overall, NOM was advantageously situated in terms of duration and yield curve positioning. NMT and NMB also were overweighted in the outperforming longer end of the curve and underweighted in the underperforming shorter part of the curve. Although the Connecticut Funds tended to be overweighted to the shortest end of the curve that produced the weakest returns, this was more than offset by the Funds’ relative underweighting in medium term bonds and heavy overweighting in bonds with longer maturities. However, NGX was not as well positioned for the environment of this period, with an overweight in the short end of the curve and underexposure to the long end; this was the main component of the Fund’s underperformance for this period. NGX’s positioning was largely the result of the severe decline in new insured municipal issuance, as previously discussed. As the maturities on the insured bonds in NGX’s portfolio shortened, it became very difficult to find new insured bonds with longer maturities to replace them and thereby extend NGX’s duration. Recent changes to NGX’s investment policies as discussed in more detail later in this report.

8	Nuveen Investments

Credit exposure also played a role in performance during these six months, as lower-rated bonds, especially those rated BBB, generally outperformed higher-quality bonds rated AAA and AA. Overall, credit exposure was positive for NMT, NMB and NOM, all of which were overweighted in bonds rated BBB and underweighted in bonds rated AAA and AA. In the Connecticut Funds, the impact of the Funds’ credit allocations was relatively neutral. In the insured NGX, the Fund’s heavy weighting of AAA and AA bonds and underexposure to bonds rated BBB detracted from its performance for the period.

Holdings that generally made positive contributions to the Funds’ returns during this period included zero coupon bonds and health care, industrial development revenue (IDR), transportation and education credits. All of these Funds (except NGX) were overweighted in health care, especially NFC and NOM, which boosted their performance. The Massachusetts and Connecticut Funds also had heavy weightings in the education sector. In addition, NMT and NMB benefited from their holdings of multi-family housing bonds. NOM, which added to its position in Puerto Rico sales tax bonds during this period, was rewarded as these bonds performed well for the six months.

In contrast, pre-refunded bonds, which are often backed by U.S. Treasury securities, were the poorest performing market segment during this period. The underperformance of these bonds can be attributed primarily to their shorter effective maturities and higher credit quality. Among these eight Funds, NGX was heavily overweighted in pre-refunded bonds, while NGK and NGO also had double-digit allocations to pre-refunded bonds, which negatively impacted their performance. In addition, NMB held two health care credits—Northern Berkshire Community Hospital System and Quincy Medical Center—that detracted from the Fund’s performance as the hospitals continued to work through financial issues, including bankruptcy.

APPROVED FUND MERGERS

On August 1, 2011, the Funds’ Board of Trustees approved a series of reorganizations for all the Connecticut funds included in this report. The reorganizations are intended to create a single larger state Fund, which would potentially offer shareholders the following benefits:

•	Lower Fund expense ratios (excluding the effects of leverage), as fixed costs are spread over a larger asset base;

•	Enhanced secondary market trading, as larger Funds potentially make it easier for investors to buy and sell fund shares;

•	Lower per share trading costs through reduced bid/ask spreads due to a larger common share float; and

•	Increased Fund flexibility in managing the structure and cost of leverage over time.

Nuveen Investments	9

The approved reorganizations are as follows:

Acquired Funds	Acquiring Fund
Nuveen Connecticut Dividend Advantage Municipal Fund (NFC)	Nuveen Connecticut Premium Income Municipal Fund (NTC)
Nuveen Connecticut Dividend Advantage Municipal Fund 2 (NGK)
Nuveen Connecticut Dividend Advantage Municipal Fund 3 (NGO)

A special meeting of shareholders for the purpose of voting on the reorganizations was held on December 19, 2011 and subsequently adjourned to January 31, 2012 because a sufficient number of shareholders did not vote by the original meeting date and in order to allow shareholders more time to cast their votes.

If shareholders approve the reorganizations, and upon the closing of the reorganizations, the Acquired Fund will transfer substantially all of its assets to the Acquiring Fund in exchange for common and preferred shares of the Acquiring Fund, and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund. The Acquired Fund will then be liquidated, dissolved and terminated in accordance with its Declaration of Trust.

If shareholders approve the reorganizations, Acquired Fund shareholders will become shareholders of the Acquiring Fund. Holders of common shares will receive newly issued common shares of the Acquiring Fund, the aggregate net asset value of which will be equal to the aggregate net asset value of the common shares of the Acquired Fund held immediately prior to the reorganizations (including for this purpose fractional Acquiring Fund shares to which shareholders would be entitled). Fractional shares will be sold on the open market and shareholders will receive cash in lieu of such fractional shares. Holders of MTP Shares of each Acquired Fund will receive on a one-for-one basis newly issued MTP Shares of the Acquiring Fund, in exchange for MTP Shares of the Acquired Fund held immediately prior to the reorganization, with such new Acquiring Fund MTP Shares having the same terms as exchanged MTP Shares of the Acquired Fund.

10	Nuveen Investments

FUND POLICY CHANGES

On October 31, 2011, the Board of Trustees of NGX approved changes to the Fund’s fundamental investment policy regarding its investment in insured municipal securities and recommended submitting the changes to shareholders for approval at its annual shareholder meeting. NGX held its annual meeting December 16, 2011 and the meeting was subsequently adjourned to January 31, 2012.

If shareholders approve the changes, NGX will eliminate the investment policy requiring it, under normal circumstances, to invest at least 80% of its managed assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. The change is designed to provide the Adviser with more flexibility regarding the types of securities available for investment by NGX.

As noted previously, over the past few years most municipal bond insurers have had their credit ratings downgraded and only one insurer is currently insuring new municipal bonds. As a result, the supply of insured municipal securities has decreased dramatically and the long-term viability of the municipal bond insurance market is uncertain. NGX is not changing its investment objective. In addition, if shareholders approve the changes, NGX, as a non-fundamental investment policy, will invest at least 80% of its managed assets in municipal securities that pay interest exempt from the federal alternative minimum tax applicable to individuals and will change its name to Nuveen Massachusetts AMT-Free Municipal Income Fund, Inc.

Nuveen Investments	11

Fund Leverage and
Other Information

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of all these Funds relative to the comparative indexes was the Funds’ use of leverage. The Funds use leverage because their managers believe that, over time, leveraging provides opportunities for additional income and total return for common shareholders. However, use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage. Conversely, leverage may enhance common share returns during periods when the prices of securities held by a Fund generally are rising. Leverage made a positive contribution to the performance of these Funds over this reporting period.

RECENT DEVELOPMENTS REGARDING THE FUNDS’ REDEMPTION OF AUCTION RATE PREFERRED SHARES

Shortly after their respective inceptions, each of the Funds issued auction rate preferred shares (ARPS) to create structural leverage. As noted in past shareholder reports, the weekly auctions for those ARPS shares began in February 2008 to consistently fail, causing the Funds to pay the so called “maximum rate” to ARPS shareholders under the terms of the ARPS in the Funds’ charter documents. As of May 31, 2011, the Funds redeemed all of their outstanding ARPS at par and since then have relied upon inverse floating rate securities and MuniFund Term Preferred (MTP) Shares to create effective and structural leverage, respectively.

During 2010 and 2011, certain Nuveen leveraged closed-end funds (excluding all the Funds included in this report) received a demand letter from a law firm on behalf of purported holders of common shares of each such fund, alleging that Nuveen and the funds’ officers and Board of Directors/Trustees breached their fiduciary duties related to the redemption at par of the funds’ ARPS. In response, the Board established an ad hoc Demand Committee consisting of certain of its disinterested and independent Board members to investigate the claims. The Demand Committee retained independent counsel to assist it in conducting an extensive investigation. Based upon its investigation, the Demand Committee found that it was not in the best interests of each fund or its shareholders to take the actions suggested in the demand letters, and recommended that the full Board reject the demands made in the demand letters. After reviewing the findings and recommendation of the Demand Committee, the full Board of each fund unanimously adopted the Demand Committee’s recommendation.

12	Nuveen Investments

Subsequently, the funds that received demand letters were named in a consolidated complaint as nominal defendants in a putative shareholder derivative action captioned Martin Safier, et al. v. Nuveen Asset Management, et al. that was filed in the Circuit Court of Cook County, Illinois, Chancery Division (the “Cook County Chancery Court”) on February 18, 2011 (the “Complaint”). The Complaint, filed on behalf of purported holders of each fund’s common shares, also named Nuveen Fund Advisors, Inc. as a defendant, together with current and former Officers and interested Directors/Trustees of each of the funds (together with the nominal defendants, collectively, the “Defendants”). The Complaint contained the same basic allegations contained in the demand letters. The Defendants filed a motion to dismiss the suit and on December 16, 2011, the court granted that motion dismissing the Complaint. The plaintiffs failed to file an appeal of the court’s decision within the required time period, resulting in the final disposition of the suit.

MTP Shares

As of November 30, 2011, the Funds have issued and outstanding MTP Shares, as shown in the accompanying table.

		MTP Shares Issued	Annual	NYSE
Fund	Series	At Liquidation Value	Interest Rate	Ticker
NTC	2015	$18,300,000	2.65%	NTC Pr C
NTC	2016	$17,780,000	2.55%	NTC Pr D
NFC	2015	$20,470,000	2.60%	NFC Pr C
NGK	2015	$16,950,000	2.60%	NGK Pr C
NGO	2015	$32,000,000	2.65%	NGO Pr C
NMT	2015	$20,210,000	2.65%	NMT Pr C
NMT	2016	$16,435,000	2.75%	NMT Pr D
NMB	2015	$14,725,000	2.60%	NMB Pr C
NGX	2015	$22,075,000	2.65%	NGX Pr C
NOM	2015	$17,880,000	2.10%	NOM Pr C

(Refer to Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies and Footnote 4 – Fund Shares for further details on MTP Shares.)

As of October 5, 2011, all 84 of the Nuveen closed-end municipal funds that had issued ARPS, approximately $11.0 billion, have redeemed at liquidation value all of these shares. For up-to-date information, please visit the Nuveen CEF Auction Rate Preferred Resource Center at: http://www.nuveen.com/arps.

Nuveen Investments	13

RISK CONSIDERATIONS

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation. Past performance is no guarantee of future results. Fund common shares are subject to a variety of risks, including:

Investment and Market Risk. An investment in common shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in common shares represents an indirect investment in the municipal securities owned by the Fund, which generally trade in the over-the-counter markets. Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Price Risk. Shares of closed-end investment companies like these Funds frequently trade at a discount to their NAV. Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Leverage Risk. Each Fund’s use of leverage creates the possibility of higher volatility for the Fund’s per share NAV, market price, distributions and returns. There is no assurance that a Fund’s leveraging strategy will be successful.

Tax Risk. The tax treatment of Fund distributions may be affected by new IRS interpretations of the Internal Revenue Code and future changes in tax laws and regulations.

Issuer Credit Risk. This is the risk that a security in a Fund’s portfolio will fail to make dividend or interest payments when due.

Interest Rate Risk. Fixed-income securities such as bonds, preferred, convertible and other debt securities will decline in value if market interest rates rise.

Reinvestment Risk. If market interest rates decline, income earned from a Fund’s portfolio may be reinvested at rates below that of the original bond that generated the income.

Call Risk or Prepayment Risk. Issuers may exercise their option to prepay principal earlier than scheduled, forcing a Fund to reinvest in lower-yielding securities.

Inverse Floater Risk. The funds invest in inverse floaters. Due to their leveraged nature, these investments can greatly increase a fund’s exposure to interest rate risk and credit risk. In addition, investments in inverse floaters involve the risk that the fund could lose more than its original principal investment.

14	Nuveen Investments

Common Share Dividend and
Share Price Information

DIVIDEND INFORMATION

The monthly dividends of NTC, NMT and NOM remained stable throughout the six-month reporting period ended November 30, 2011, while NFC, NGK, NGO, NMB and NGX each had one reduction in their monthly dividends, effective September 2011.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund’s past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund’s NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of November 30, 2011, all of the Funds in this report except NMB and NGX had positive UNII balances, based upon our best estimate, for tax purposes and positive UNII balances for financial reporting purposes. NMB and NGX had positive UNII balances, based upon our best estimate, for tax purposes and negative UNII balances for financial reporting purposes.

COMMON SHARE REPURCHASES AND SHARE PRICE INFORMATION

Since the inception of the fund’s repurchase programs, the Funds have not repurchased any of their outstanding common shares.

As of November 30, 2011, the Funds’ common share prices were trading at (+)premiums or (-) discounts to their common share NAVs as shown in the accompanying table.

	11/30/11	6-Month Average
Fund	(+) Premium/(-)Discount	(+) Premium/(-)Discount
NTC	(-) 3.84%	(-) 7.47%
NFC	(+) 0.27%	(-) 3.49%
NGK	(-) 0.20%	(-) 2.41%
NGO	(-) 6.02%	(-) 8.35%
NMT	(-) 5.87%	(-) 5.85%
NMB	(-) 5.64%	(-) 6.15%
NGX	(-) 6.46%	(-) 6.34%
NOM	(+)15.72%	(+)9.29%

Nuveen Investments	15

NTC	Nuveen Connecticut
Performance	Premium Income
OVERVIEW	Municipal Fund
as of November 30, 2011

Fund Snapshot
Common Share Price	$14.04
Common Share Net Asset Value (NAV)	$14.60
Premium/(Discount) to NAV	-3.84%
Market Yield	5.04%
Taxable-Equivalent Yield1	7.37%
Net Assets Applicable to Common Shares ($000)	$78,350

Leverage
Structural Leverage	31.53%
Effective Leverage	35.99%

Average Annual Total Return
(Inception 5/20/93)
	On Share Price	On NAV
6-Month (Cumulative)	9.33%	5.19%
1-Year	9.03%	6.86%
5-Year	4.77%	4.64%
10-Year	4.13%	5.62%

Portfolio Composition3
(as a % of total investments)
Education and Civic Organizations	27.0%
Health Care	15.8%
Tax Obligation/General	14.0%
Tax Obligation/Limited	12.4%
Water and Sewer	9.5%
U.S. Guaranteed	6.9%
Housing/Single Family	6.4%
Other	8.0%

Refer to the Glossary of Terms used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.6%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

16	Nuveen Investments

NFC	Nuveen Connecticut
Performance	Dividend Advantage
OVERVIEW	Municipal Fund
as of November 30, 2011

Fund Snapshot
Common Share Price	$14.90
Common Share Net Asset Value (NAV)	$14.86
Premium/(Discount) to NAV	0.27%
Market Yield	4.87%
Taxable-Equivalent Yield1	7.12%
Net Assets Applicable to Common Shares ($000)	$38,418

Leverage
Structural Leverage	34.76%
Effective Leverage	38.74%

Average Annual Total Return
(Inception 1/26/01)
	On Share Price	On NAV
6-Month (Cumulative)	10.42%	5.53%
1-Year	11.12%	7.25%
5-Year	4.43%	4.84%
10-Year	4.72%	6.06%

Portfolio Composition3
(as a % of total investments)
Education and Civic Organizations	24.5%
Health Care	20.0%
Tax Obligation/Limited	17.2%
Tax Obligation/General	11.7%
Water and Sewer	10.3%
Housing/Single Family	5.8%
Other	10.5%

Refer to the Glossary of Terms used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.6%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

Nuveen Investments	17

NGK	Nuveen Connecticut
Performance	Dividend Advantage
OVERVIEW	Municipal Fund 2
as of November 30, 2011

Fund Snapshot
Common Share Price	$14.78
Common Share Net Asset Value (NAV)	$14.81
Premium/(Discount) to NAV	-0.20%
Market Yield	5.07%
Taxable-Equivalent Yield1	7.41%
Net Assets Applicable to Common Shares ($000)	$34,367

Leverage
Structural Leverage	33.03%
Effective Leverage	37.26%

Average Annual Total Return
(Inception 3/25/02)
	On Share Price	On NAV
6-Month (Cumulative)	8.73%	5.34%
1-Year	6.36%	6.11%
5-Year	4.41%	4.73%
Since Inception	5.50%	6.05%

Portfolio Composition3
(as a % of total investments)
Education and Civic Organizations	24.3%
Health Care	19.8%
U.S. Guaranteed	11.4%
Tax Obligation/Limited	10.7%
Water and Sewer	8.6%
Tax Obligation/General	7.6%
Housing/Single Family	5.4%
Other	12.2%

Refer to the Glossary of Terms used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.6%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

18	Nuveen Investments

NGO	Nuveen Connecticut
Performance	Dividend Advantage
OVERVIEW	Municipal Fund 3
as of November 30, 2011

Fund Snapshot
Common Share Price	$13.57
Common Share Net Asset Value (NAV)	$14.44
Premium/(Discount) to NAV	-6.02%
Market Yield	5.08%
Taxable-Equivalent Yield1	7.43%
Net Assets Applicable to Common Shares ($000)	$63,072

Leverage
Structural Leverage	33.66%
Effective Leverage	37.46%

Average Annual Total Return
(Inception 9/26/02)
	On Share Price	On NAV
6-Month (Cumulative)	8.10%	5.17%
1-Year	4.98%	6.97%
5-Year	4.30%	4.42%
Since Inception	3.98%	5.06%

Portfolio Composition3
(as a % of total investments)
Education and Civic Organizations	20.5%
Health Care	17.7%
Tax Obligation/Limited	11.7%
Water and Sewer	11.6%
U.S. Guaranteed	11.3%
Tax Obligation/General	8.4%
Long-Term Care	6.1%
Housing/Single Family	5.1%
Other	7.6%

Refer to the Glossary of Terms used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.6%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

Nuveen Investments	19

NMT	Nuveen Massachusetts
Performance	Premium Income
OVERVIEW	Municipal Fund
as of November 30, 2011

Fund Snapshot
Common Share Price	$13.78
Common Share Net Asset Value (NAV)	$14.64
Premium/(Discount) to NAV	-5.87%
Market Yield	5.66%
Taxable-Equivalent Yield1	8.30%
Net Assets Applicable to Common Shares ($000)	$69,905

Leverage
Structural Leverage	34.39%
Effective Leverage	36.45%

Average Annual Total Return
(Inception 3/18/93)
	On Share Price	On NAV
6-Month (Cumulative)	4.31%	6.19%
1-Year	2.15%	8.61%
5-Year	4.35%	4.82%
10-Year	4.01%	5.68%

Portfolio Composition4
(as a % of total investments)
Education and Civic Organizations	22.5%
Health Care	16.7%
Tax Obligation/General	14.0%
U.S. Guaranteed	9.5%
Transportation	7.6%
Tax Obligation/Limited	7.6%
Water and Sewer	7.2%
Other	14.9%

Refer to the Glossary of Terms used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.8%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	The Fund paid shareholders capital gains distributions in December 2010 of $0.0376 per share.
4	Holdings are subject to change.

20	Nuveen Investments

NMB	Nuveen Massachusetts
Performance	Dividend Advantage
OVERVIEW	Municipal Fund
as of November 30, 2011

Fund Snapshot
Common Share Price	$13.55
Common Share Net Asset Value (NAV)	$14.36
Premium/(Discount) to NAV	-5.64%
Market Yield	5.76%
Taxable-Equivalent Yield1	8.45%
Net Assets Applicable to Common Shares ($000)	$28,223

Leverage
Structural Leverage	34.29%
Effective Leverage	36.62%

Average Annual Total Return
(Inception 1/30/01)
	On Share Price	On NAV
6-Month (Cumulative)	3.17%	5.71%
1-Year	2.07%	8.12%
5-Year	2.51%	4.18%
10-Year	4.45%	6.01%

Portfolio Composition3
(as a % of total investments)
Education and Civic Organizations	30.8%
Health Care	20.7%
Tax Obligation/General	10.3%
Tax Obligation/Limited	7.1%
Long-Term Care	5.8%
Water and Sewer	5.6%
Housing/Multifamily	5.0%
Other	14.7%

Refer to the Glossary of Terms used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.8%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

Nuveen Investments	21

NGX	Nuveen Insured
Performance	Massachusetts Tax-Free
OVERVIEW	Advantage Municipal Fund
as of November 30, 2011

Fund Snapshot
Common Share Price	$13.61
Common Share Net Asset Value (NAV)	$14.55
Premium/(Discount) to NAV	-6.46%
Market Yield	5.25%
Taxable-Equivalent Yield3	7.70%
Net Assets Applicable to Common Shares ($000)	$39,679

Leverage
Structural Leverage	35.75%
Effective Leverage	36.10%

Average Annual Total Return
(Inception 11/21/02)
	On Share Price	On NAV
6-Month (Cumulative)	2.64%	3.91%
1-Year	0.90%	6.18%
5-Year	4.86%	4.44%
Since Inception	4.01%	5.37%

Portfolio Composition5
(as a % of total investments)
U.S. Guaranteed	27.5%
Education and Civic Organizations	18.2%
Water and Sewer	12.5%
Tax Obligation/General	8.4%
Housing/Multifamily	7.5%
Health Care	7.2%
Tax Obligation/Limited	6.9%
Other	11.8%

Insurers5
(as a % of total Insured investments)
NPFG4	31.2%
AMBAC	21.4%
FGIC	18.4%
AGM	13.5%
AGC	9.6%
SYNCORA GTY	5.9%

Refer to the Glossary of Terms used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
The Fund intends to invest at least 80% of its managed assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Insurance, for more information. At the end of the reporting period, 83% of the Fund’s total investments are invested in Insured Securities.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.8%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

4	MBIA’s public finance subsidiary.
5	Holdings are subject to change.

22	Nuveen Investments

NOM	Nuveen Missouri
Performance	Premium Income
OVERVIEW	Municipal Fund
as of November 30, 2011

Fund Snapshot
Common Share Price	$15.90
Common Share Net Asset Value (NAV)	$13.74
Premium/(Discount) to NAV	15.72%
Market Yield	4.91%
Taxable-Equivalent Yield1	7.25%
Net Assets Applicable to Common Shares ($000)	$31,905

Leverage
Structural Leverage	35.91%
Effective Leverage	38.66%

Average Annual Total Return
(Inception 5/20/93)
	On Share Price	On NAV
6-Month (Cumulative)	17.70%	7.18%
1-Year	4.94%	9.48%
5-Year	4.09%	4.12%
10-Year	5.77%	5.37%

Portfolio Composition3
(as a % of total investments)
Health Care	20.7%
Tax Obligation/Limited	17.9%
Tax Obligation/General	12.9%
Transportation	10.3%
U.S. Guaranteed	8.7%
Water and Sewer	7.9%
Long-Term Care	6.4%
Education and Civic Organizations	5.6%
Other	9.6%

Refer to the Glossary of Terms used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.3%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

3	Holdings are subject to change.

Nuveen Investments	23

NMT	Shareholder Meeting Report
NMB
NOM
The annual meeting of shareholders was held in the offices of Nuveen Investments on November 15, 2011; at this meeting the shareholders were asked to vote on the election of Board Members, the elimination of Fundamental Investment Policies and the approval of new Fundamental Investment Policies. The meeting for NMT, NMB and NOM was subsequently adjourned to December 16, 2011. NMT and NOM were additionally adjourned to January 31, 2012.

	NMT		NMB		NOM
	Common and		Common and		Common and
	Preferred	Preferred	Preferred	Preferred	Preferred	Preferred
	shares voting	shares voting	shares voting	shares voting	shares voting	shares voting
	together	together	together	together	together	together
	as a class	as a class	as a class	as a class	as a class	as a class
To approve the new fundamental policy regarding the ability to make loans by each Affected Municipal Fund in order to update and conform such Funds’ policies with other Nuveen closed-end municipal funds.

For	2,355,923	699,872	1,158,346	498,138	1,305,831	401,868
Against	169,691	93,459	36,825	10,394	101,031	29,738
Abstain	105,983	29,523	47,866	2,500	30,520	5,500
Broker Non-Votes	3,286,788	1,519,896	1,291,089	445,368	1,223,068	651,364
Total	5,918,385	2,342,750	2,534,126	956,400	2,660,450	1,088,470

To approve the new fundamental policy relating to municipal securities and below investment grade securities, derivatives and short sales and other investment companies.
For	2,354,057	699,872	1,152,206	498,138	1,291,946	392,068
Against	168,893	93,459	40,965	10,394	106,423	29,738
Abstain	108,647	29,523	49,866	2,500	39,013	15,300
Broker Non-Votes	3,286,788	1,519,896	1,291,089	445,368	1,223,068	651,364
Total	5,918,385	2,342,750	2,534,126	956,400	2,660,450	1,088,470

Approval of the Board Members was reached as follows:
John P. Amboian
For	5,779,227	—	2,503,044	—	2,583,014	—
Withhold	139,158	—	31,082	—	77,437	—
Total	5,918,385	—	2,534,126	—	2,660,451	—
David J. Kundert
For	5,772,727	—	2,503,044	—	2,570,974	—
Withhold	145,658	—	31,082	—	89,477	—
Total	5,918,385	—	2,534,126	—	2,660,451	—
Terence J. Toth
For	5,777,727	—	2,503,044	—	2,583,014	—
Withhold	140,658	—	31,082	—	77,437	—
Total	5,918,385	—	2,534,126	—	2,660,451	—
William C. Hunter
For	—	2,284,800	—	951,200	—	1,070,832
Withhold	—	57,950	—	5,200	—	17,638
Total	—	2,342,750	—	956,400	—	1,088,470
William J. Schneider
For	—	2,279,800	—	951,200	—	1,070,832
Withhold	—	62,950	—	5,200	—	17,638
Total	—	2,342,750	—	956,400	—	1,088,470

24	Nuveen Investments

Nuveen Connecticut Premium Income Municipal Fund
NTC	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 1.5% (1.0% of Total Investments)
$1,275	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	$1,193,349
	Education and Civic Organizations – 41.6% (27.0% of Total Investments)
575	Connecticut Health and Education Facilities Authority, Revenue Bonds, Connecticut College, Series 2011H, 5.000%, 7/01/41	7/21 at 100.00	A2	598,753
925	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Brunswick School, Series 2003B, 5.000%, 7/01/33 – NPFG Insured	7/13 at 100.00	Baa1	932,742
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School, Series 2006B, 5.000%, 7/01/36 – RAAI Insured	7/16 at 100.00	N/R	465,225
305	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate School, Series 2007A, 5.000%, 7/01/27 – RAAI Insured	7/17 at 100.00	N/R	299,803
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2010-O, 5.000%, 7/01/40	7/20 at 100.00	A–	1,035,610
750	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Horace Bushnell Memorial Hall, Series 1999A, 5.625%, 7/01/29 – NPFG Insured	1/12 at 100.00	Baa1	750,353
800	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School, Series 2005F, 5.250%, 7/01/19 – AMBAC Insured	No Opt. Call	A2	951,816
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2006H, 5.000%, 7/01/36 – AMBAC Insured	7/16 at 100.00	A–	1,018,190
1,595	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2007-I, 5.000%, 7/01/25 – NPFG Insured	7/17 at 100.00	A–	1,685,947
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Renbrook School, Series 2007A:
170	5.000%, 7/01/30 – AMBAC Insured	7/17 at 100.00	N/R	172,683
270	5.000%, 7/01/37 – AMBAC Insured	7/17 at 100.00	N/R	266,722
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G:
250	5.125%, 7/01/26	7/21 at 100.00	BBB	254,923
1,000	5.625%, 7/01/41	7/21 at 100.00	BBB	1,040,520
560	Connecticut Health and Educational Facilities Authority, Revenue Bonds, The Loomis Chaffee School Issue, Series 2011-I, 5.000%, 7/01/23 – AGM Insured	7/21 at 100.00	Aa3	621,869
1,375	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series 2004H, 5.000%, 7/01/21 – NPFG Insured	7/14 at 100.00	A+	1,490,761
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of Hartford, Series 2002E, 5.250%, 7/01/32 – RAAI Insured	7/12 at 101.00	BBB–	1,948,350
1,050	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of Hartford, Series 2006G, 5.250%, 7/01/36 – RAAI Insured	7/16 at 100.00	BBB–	991,841
800	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University, Series 2010G, 5.000%, 7/01/35	7/20 at 100.00	AA	850,744
1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2003X-1, 5.000%, 7/01/42 (UB)	7/13 at 100.00	AAA	1,538,625
3,550	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-1, 5.000%, 7/01/42 (UB)	7/16 at 100.00	AAA	3,731,441
6,150	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-3, 5.050%, 7/01/42 (UB) (4)	7/17 at 100.00	AAA	6,595,814
245	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan Program, Series 1999A, 6.000%, 11/15/18 – AMBAC Insured(Alternative Minimum Tax)	5/12 at 100.00	AAA	245,515
1,000	University of Connecticut, General Obligation Bonds, Series 2004A, 5.000%, 1/15/18 – NPFG Insured	1/14 at 100.00	AA	1,068,830
1,220	University of Connecticut, General Obligation Bonds, Series 2005A, 5.000%, 2/15/17 – AGM Insured	2/15 at 100.00	AA	1,367,962

Nuveen Investments	25

Nuveen Connecticut Premium Income Municipal Fund (continued)
NTC	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$685	University of Connecticut, General Obligation Bonds, Series 2006A, 5.000%, 2/15/23 – FGIC Insured	2/16 at 100.00	AA	$747,136
535	University of Connecticut, General Obligation Bonds, Series 2010A, 5.000%, 2/15/28	2/20 at 100.00	AA	593,609
225	University of Connecticut, Student Fee Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/27	11/19 at 100.00	Aa2	250,328
1,000	University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A, 5.250%, 11/15/19 – FGIC Insured	11/12 at 101.00	Aa2	1,052,050
31,035	Total Education and Civic Organizations			32,568,162
	Health Care – 24.3% (15.8% of Total Investments)
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital, Series 2002B:
500	5.500%, 7/01/21 – RAAI Insured	7/12 at 101.00	N/R	495,935
700	5.500%, 7/01/32 – RAAI Insured	7/12 at 101.00	N/R	658,896
645	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health Network, Series 2000A, 6.000%, 7/01/25 – RAAI Insured	1/12 at 100.00	N/R	645,174
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital, Series 2005B:
800	5.000%, 7/01/20 – RAAI Insured	7/15 at 100.00	N/R	809,120
500	5.000%, 7/01/23 – RAAI Insured	7/15 at 100.00	N/R	493,495
1,800	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford Healthcare, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	A	1,801,962
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special Care, Series 2007C:
385	5.250%, 7/01/32 – RAAI Insured	7/17 at 100.00	BBB–	364,811
150	5.250%, 7/01/37 – RAAI Insured	7/17 at 100.00	BBB–	138,033
550	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lawrence and Memorial Hospitals, Series 2011F, 5.000%, 7/01/36	7/21 at 100.00	A+	556,034
2,620	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital, Series 2006, 5.000%, 7/01/32 – AGM Insured	7/16 at 100.00	Aa3	2,656,837
605	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital, Series 2011N, 5.000%, 7/01/25	7/21 at 100.00	A2	630,235
400	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2010-I, 5.000%, 7/01/30	7/20 at 10.00	A	407,956
1,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut Health, Series 2011M, 5.375%, 7/01/41	7/21 at 100.00	A	1,298,325
1,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut Health, Series 2011N, 5.000%, 7/01/29	7/21 at 100.00	A	1,272,338
1,395	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Hospital, Series 2006J-1, 5.000%, 7/01/31 – AMBAC Insured	7/16 at 100.00	Aa3	1,444,885
425	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Hospital, Series 2010M, 5.500%, 7/01/40	7/20 at 100.00	Aa3	453,883
1,240	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Series 2010A, 5.000%, 11/15/40	11/19 at 100.00	AA+	1,278,130
350	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Catholic Health East Series 2010, 4.750%, 11/15/29	11/20 at 100.00	A	357,291
3,050	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochester Project, Series 2010, 5.500%, 8/15/40	2/21 at 100.00	Aa2	3,295,556
18,615	Total Health Care			19,058,896
	Housing/Multifamily – 1.2% (0.8% of Total Investments)
960	Connecticut Housing Finance Authority, Multifamily Housing Mortgage Finance Program Bonds, Series 2006G-2, 4.800%, 11/15/27 (Alternative Minimum Tax)	11/15 at 100.00	AAA	961,517
	Housing/Single Family – 9.9% (6.4% of Total Investments)
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001C:
1,000	5.300%, 11/15/33 (Alternative Minimum Tax)	5/12 at 100.00	AAA	1,000,220
500	5.450%, 11/15/43 (Alternative Minimum Tax)	5/12 at 100.00	AAA	500,085

26	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Single Family (continued)
$1,675	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2004-A5, 5.050%, 11/15/34	5/13 at 100.00	AAA	$1,692,403
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006-A1:
205	4.700%, 11/15/26 (Alternative Minimum Tax)	11/15 at 100.00	AAA	205,252
220	4.800%, 11/15/31 (Alternative Minimum Tax)	11/15 at 100.00	AAA	217,906
2,045	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D, 4.650%, 11/15/27	5/16 at 100.00	AAA	2,078,538
2,000	Connecticut Housing Finance Authority, Single Family Housing Mortgage Finance Program Bonds, Series 2010-A2, 4.500%, 11/15/30	11/19 at 100.00	AAA	2,033,420
7,645	Total Housing/Single Family			7,727,824
	Long-Term Care – 2.9% (1.9% of Total Investments)
165	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Church Homes Inc. – Congregational Avery Heights, Series 1997, 5.700%, 4/01/12	No Opt. Call	BBB–	165,330
445	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Connecticut Baptist Homes Inc., Series 1999, 5.500%, 9/01/15 – RAAI Insured	3/12 at 100.00	BBB–	445,583
1,600	Connecticut Housing Finance Authority, State Supported Special Obligation Bonds, Refunding Series 2010-16, 5.000%, 6/15/30	6/20 at 100.00	AA	1,691,040
2,210	Total Long-Term Care			2,301,953
	Tax Obligation/General – 21.6% (14.0% of Total Investments)
750	Bridgeport, Connecticut, General Obligation Refunding Bonds, Series 2002A, 5.375%, 8/15/19 – FGIC Insured	8/12 at 100.00	A1	765,585
1,110	Connecticut State, General Obligation Bonds, Series 2004C, 5.000%, 4/01/23 – FGIC Insured	4/14 at 100.00	AA	1,195,781
2,000	Connecticut State, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	2,202,920
1,300	Connecticut State, General Obligation Bonds, Series 2006C, 5.000%, 6/01/23 – AGM Insured	6/16 at 100.00	AA	1,433,861
500	Connecticut State, General Obligation Bonds, Series 2006E, 5.000%, 12/15/20	12/16 at 10.00	AA	579,920
	Hartford, Connecticut, General Obligation Bonds, Series 2005A:
775	5.000%, 8/01/20 – AGM Insured	8/15 at 100.00	AA–	858,034
525	4.375%, 8/01/24 – AGM Insured	8/15 at 100.00	AA–	543,601
700	Hartford, Connecticut, General Obligation Bonds, Series 2009A, 5.000%, 8/15/28 – AGC Insured	8/19 at 100.00	AA–	760,753
500	New Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%,	11/16 at 100.00	A1	569,335
	11/01/17 – AMBAC Insured
500	North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 7/15/24	No Opt. Call	Aa1	618,635
1,380	Oregon State, General Obligation Bonds, Oregon University System Projects, Series 2011G, 5.000%, 8/01/36	8/21 at 100.00	AA+	1,492,567
1,860	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 – NPFG Insured	No Opt. Call	Baa1	2,022,936
1,420	Regional School District 16, Connecticut, General Obligation Bonds, Series 2003, 5.000%, 3/15/16 – AMBAC Insured	3/13 at 101.00	A1	1,496,510
	Suffield, Connecticut, General Obligation Bonds, Series 2005:
465	5.000%, 6/15/17	No Opt. Call	AA+	557,033
460	5.000%, 6/15/19	No Opt. Call	AA+	565,667
1,000	5.000%, 6/15/21	No Opt. Call	AA+	1,239,790
15,245	Total Tax Obligation/General			16,902,928
	Tax Obligation/Limited – 19.2% (12.4% of Total Investments)
	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue Bonds, Series 2006F:
1,300	5.000%, 7/01/31 – AGC Insured	7/16 at 100.00	AA–	1,343,199
1,000	5.000%, 7/01/36 – AGC Insured	7/16 at 100.00	AA–	1,022,760
500	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B, 5.000%, 1/01/23 – FGIC Insured	1/14 at 100.00	AA	533,725
1,750	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Revenue Bonds, Series 2007A, 5.000%, 8/01/27 – AMBAC Insured	8/17 at 100.00	AA	1,903,073

Nuveen Investments	27

Nuveen Connecticut Premium Income Municipal Fund (continued)
NTC	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,100	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39	4/20 at 100.00	N/R	$1,160,060
	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A:
960	0.000%, 7/01/32 – FGIC Insured	No Opt. Call	BBB+	245,357
2,615	0.000%, 7/01/33 – FGIC Insured	No Opt. Call	BBB+	616,016
2,000	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – AGM Insured	8/12 at 100.00	AA–	2,016,460
2,400	Puerto Rico Municipal Finance Agency, Series 2005C, 5.000%, 8/01/16 – AGM Insured	8/15 at 100.00	AA–	2,613,888
975	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.375%, 8/01/39	2/20 at 100.00	A+	1,005,469
600	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41	4/21 at 100.00	N/R	600,732
1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.250%, 10/01/19 – AGM Insured	10/14 at 100.00	AA–	1,067,210
895	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/29	10/20 at 100.00	BBB	890,239
17,095	Total Tax Obligation/Limited			15,018,188
	U.S. Guaranteed – 10.7% (6.9% of Total Investments) (5)
610	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan Program, Series 2001A, 5.250%, 11/15/18 (Pre-refunded 5/15/12) – NPFG Insured (Alternative Minimum Tax)	5/12 at 100.00	Aa2 (5)	610,921
40	Connecticut, General Obligation Bonds, Series 1993E, 6.000%, 3/15/12 (ETM)	No Opt. Call	Aa2 (5)	40,679
1,500	Connecticut, General Obligation Bonds, Series 2002B, 5.500%, 6/15/21 (Pre-refunded 6/15/12)	6/12 at 100.00	AA (5)	1,543,020
	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002B:
1,175	5.000%, 12/01/20 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	AA (5)	1,230,589
1,000	5.000%, 12/01/21 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	AA (5)	1,047,310
1,100	University of Connecticut, General Obligation Bonds, Series 2003A, 5.125%, 2/15/21 (Pre-refunded 2/15/13) – NPFG Insured	2/13 at 100.00	AA (5)	1,163,965
1,000	Waterbury, Connecticut, General Obligation Special Capital Reserve Fund Bonds, Series 2002A, 5.375%, 4/01/17 (Pre-refunded 4/01/12) – AGM Insured	4/12 at 100.00	AA (5)	1,017,320
1,500	West Hartford, Connecticut, General Obligation Bonds, Series 2005B, 5.000%, 10/01/18 (Pre-refunded 10/01/15)	10/15 at 100.00	AAA	1,726,770
7,925	Total U.S. Guaranteed			8,380,574
	Utilities – 6.6% (4.3% of Total Investments)
650	Bristol Resource Recovery Facility Operating Committee, Connecticut, Solid Waste Revenue Bonds, Covanta Bristol Inc., Series 2005, 5.000%, 7/01/12 – AMBAC Insured	No Opt. Call	AA	665,945
175	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Western Massachusetts Electric Company, Series 1993A, 5.850%, 9/01/28	10/12 at 100.00	BBB+	175,614
1,070	Connecticut Development Authority, Solid Waste Disposal Facilities Revenue Bonds, PSEG Power LLC Project, Series 2007A, 5.750%, 11/01/37 (Alternative Minimum Tax)	11/12 at 100.00	Baa1	1,071,552
1,750	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern Connecticut LP, Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)	6/12 at 102.00	Ba1	1,756,528
	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
205	5.500%, 1/01/14 (Alternative Minimum Tax)	1/12 at 100.00	BBB	205,547
1,290	5.500%, 1/01/20 (Alternative Minimum Tax)	1/12 at 100.00	BBB	1,293,909
5,140	Total Utilities			5,169,095
	Water and Sewer – 14.6% (9.5% of Total Investments)
500	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company Project, Series 2007, 5.100%, 9/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)	9/17 at 100.00	N/R	443,405
1,185	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	1,277,442

28	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System Revenue Bonds, Series 2005A:
$1,520	5.000%, 11/15/30 – NPFG Insured	11/15 at 100.00	A1	$1,568,655
2,260	5.000%, 8/15/35 – NPFG Insured	11/15 at 100.00	A1	2,308,319
725	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	Ba2	691,810
1,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	Baa2	1,037,590
	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth Series 2003A:
1,000	5.000%, 8/01/20 – NPFG Insured	8/13 at 100.00	Aa3	1,039,530
1,075	5.000%, 8/01/33 – NPFG Insured	8/13 at 100.00	Aa3	1,089,792
770	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth-Sixth Series, 2011, 5.000%, 8/01/41	8/21 at 100.00	Aa3	811,919
1,100	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series 2003A, 5.000%, 11/15/32	11/13 at 100.00	AA+	1,162,645
11,135	Total Water and Sewer			11,431,107
$118,280	Total Investments (cost $117,450,103) – 154.1%			120,713,593
	Floating Rate Obligations – (10.2)%			(7,965,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (46.0)% (6)			(36,080,000)
	Other Assets Less Liabilities – 2.1%			1,681,199
	Net Assets Applicable to Common Shares – 100%			$78,349,792

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.9%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	29

Nuveen Connecticut Dividend Advantage Municipal Fund
NFC	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 39.4% (24.5% of Total Investments)
$300	Connecticut Health and Education Facilities Authority, Revenue Bonds, Connecticut College, Series 2011H, 5.000%, 7/01/41	7/21 at 100.00	A2	$312,393
250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School, Series 2006B, 5.000%, 7/01/36 – RAAI Insured	7/16 at 100.00	N/R	232,613
150	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate School, Series 2007A, 5.000%, 7/01/27 – RAAI Insured	7/17 at 100.00	N/R	147,444
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2010-O, 5.000%, 7/01/40	7/20 at 100.00	A–	517,805
440	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School, Series 2005F, 5.250%, 7/01/18 – AMBAC Insured	No Opt. Call	A2	520,670
795	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2007-I, 5.000%, 7/01/25 – NPFG Insured	7/17 at 100.00	A–	840,331
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Renbrook School, Series 2007A:
85	5.000%, 7/01/30 – AMBAC Insured	7/17 at 100.00	N/R	86,341
130	5.000%, 7/01/37 – AMBAC Insured	7/17 at 100.00	N/R	128,422
50	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 1998E, 5.000%, 7/01/28 – RAAI Insured	1/12 at 100.00	BBB	48,410
600	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G, 5.625%, 7/01/41	7/21 at 100.00	BBB	624,312
225	Connecticut Health and Educational Facilities Authority, Revenue Bonds, The Loomis Chaffee School Issue, Series 2011-I, 5.000%, 7/01/24 – AGM Insured	7/21 at 100.00	Aa3	246,517
350	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series 2004H, 5.000%, 7/01/17 – NPFG Insured	7/14 at 100.00	A+	383,387
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of Hartford, Series 2002E, 5.250%, 7/01/32 – RAAI Insured	7/12 at 101.00	BBB–	974,180
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of Hartford, Series 2006G, 5.250%, 7/01/36 – RAAI Insured	7/16 at 100.00	BBB–	472,305
1,600	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University, Series 2010G, 5.000%, 7/01/35	7/20 at 100.00	AA	1,701,480
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2003X-1, 5.000%, 7/01/42 (UB)	7/13 at 100.00	AAA	512,875
1,800	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-1, 5.000%, 7/01/42 (UB)	7/16 at 100.00	AAA	1,891,998
3,050	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-3, 5.050%, 7/01/42 (UB) (4)	7/17 at 100.00	AAA	3,271,095
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999:
115	5.375%, 2/01/19	2/12 at 100.00	BBB–	115,039
270	5.375%, 2/01/29	2/12 at 100.00	BBB–	252,869
485	University of Connecticut, General Obligation Bonds, Series 2006A, 5.000%, 2/15/23 – FGIC Insured	2/16 at 100.00	AA	528,994
1,070	University of Connecticut, General Obligation Bonds, Series 2010A, 5.000%, 2/15/28	2/20 at 100.00	AA	1,187,219
115	University of Connecticut, Student Fee Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/27	11/19 at 100.00	Aa2	127,946
14,380	Total Education and Civic Organizations			15,124,645

30	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care – 32.2% (20.0% of Total Investments)
$1,400	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital, Series 2002B, 5.500%, 7/01/32 – RAAI Insured	7/12 at 101.00	N/R	$1,317,792
840	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health Network, Series 2005, 5.000%, 7/01/25 – RAAI Insured	7/15 at 100.00	N/R	788,651
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital, Series 2005B:
500	5.000%, 7/01/20 – RAAI Insured	7/15 at 100.00	N/R	505,700
250	5.000%, 7/01/23 – RAAI Insured	7/15 at 100.00	N/R	246,748
525	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford Healthcare, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	A	525,572
200	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special Care, Series 2007C, 5.250%, 7/01/32 – RAAI Insured	7/17 at 100.00	BBB–	189,512
400	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lawrence and Memorial Hospitals, Series 2011F, 5.000%, 7/01/36	7/21 at 100.00	A+	404,388
60	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital, Series 2006, 5.000%, 7/01/32 – AGM Insured	7/16 at 100.00	Aa3	60,844
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital, Series 2011N, 5.000%, 7/01/25	7/21 at 100.00	A2	520,855
240	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2010-I, 5.000%, 7/01/30	7/20 at 10.00	A	244,774
620	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut Health, Series 2011M, 5.375%, 7/01/41	7/21 at 100.00	A	643,969
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut Health, Series 2011N, 5.000%, 7/01/29	7/21 at 100.00	A	1,017,870
775	Connecticut Health and Educational Facilities Authority, Revenue Bonds, William W. Backus Hospital, Series 2005F, 5.125%, 7/01/35 – AGM Insured	7/18 at 100.00	AA–	797,638
1,870	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Hospital, Series 2006J-1, 5.000%, 7/01/31 – AMBAC Insured	7/16 at 100.00	Aa3	1,936,871
225	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Hospital, Series 2010M, 5.500%, 7/01/40	7/20 at 100.00	Aa3	240,291
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Series 2010A, 5.000%, 11/15/40	11/19 at 100.00	AA+	1,030,750
175	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Catholic Health East Series 2010, 4.750%, 11/15/29	11/20 at 100.00	A	178,645
1,600	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochester Project, Series 2010, 5.500%, 8/15/40	2/21 at 100.00	Aa2	1,728,816
12,180	Total Health Care			12,379,686
	Housing/Multifamily – 1.3% (0.8% of Total Investments)
480	Connecticut Housing Finance Authority, Multifamily Housing Mortgage Finance Program Bonds, Series 2006G-2, 4.800%, 11/15/27 (Alternative Minimum Tax)	11/15 at 100.00	AAA	480,758
	Housing/Single Family – 9.3% (5.8% of Total Investments)
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001C:
1,000	5.300%, 11/15/33 (Alternative Minimum Tax)	5/12 at 100.00	AAA	1,000,220
250	5.450%, 11/15/43 (Alternative Minimum Tax)	5/12 at 100.00	AAA	250,043
800	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2004-A5, 5.050%, 11/15/34	5/13 at 100.00	AAA	808,312
685	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D, 4.650%, 11/15/27	5/16 at 100.00	AAA	696,234
800	Connecticut Housing Finance Authority, Single Family Housing Mortgage Finance Program Bonds, Series 2010-A2, 4.750%, 11/15/35	11/19 at 100.00	AAA	811,104
3,535	Total Housing/Single Family			3,565,913

Nuveen Investments	31

Nuveen Connecticut Dividend Advantage Municipal Fund (continued)
NFC	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Long-Term Care – 2.5% (1.5% of Total Investments)
$300	Connecticut Development Authority, First Mortgage Gross Revenue Healthcare Bonds, Elim Park Baptist Home Inc., Series 2003, 5.750%, 12/01/23	12/13 at 100.00	BBB	$304,695
110	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Church Homes Inc. – Congregational Avery Heights, Series 1997, 5.800%, 4/01/21	4/12 at 100.00	BBB–	110,052
195	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Village for Families and Children Inc., Series 2002A, 5.000%, 7/01/32 – AMBAC Insured	7/12 at 101.00	N/R	181,588
250	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s Resource Center of Connecticut, Inc., Series 2007, 5.500%, 8/15/27	8/17 at 100.00	N/R	244,580
105	Hamden, Connecticut, Facility Revenue Bonds, Whitney Center Project, Series 2009A, 7.625%, 1/01/30	1/20 at 100.00	N/R	110,045
960	Total Long-Term Care			950,960
	Tax Obligation/General – 18.7% (11.7% of Total Investments)
560	Connecticut State, General Obligation Bonds, Series 2004C, 5.000%, 4/01/23 – FGIC Insured	4/14 at 100.00	AA	603,277
700	Connecticut State, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	771,022
100	Connecticut State, General Obligation Bonds, Series 2006C, 5.000%, 6/01/23 – AGM Insured	6/16 at 100.00	AA	110,297
1,000	Connecticut State, General Obligation Bonds, Series 2011D, 5.000%, 11/01/31	11/21 at 100.00	AA	1,104,030
	Hartford, Connecticut, General Obligation Bonds, Series 2005A:
360	5.000%, 8/01/21 – AGM Insured	8/15 at 100.00	AA–	398,570
240	4.375%, 8/01/24 – AGM Insured	8/15 at 100.00	AA–	248,503
600	Hartford, Connecticut, General Obligation Bonds, Series 2009A, 5.000%, 8/15/28 – AGC Insured	8/19 at 100.00	AA–	652,074
400	North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 7/15/24	No Opt. Call	Aa1	494,908
1,850	Oregon State, General Obligation Bonds, Oregon University System Projects, Series 2011G, 5.000%, 8/01/36	8/21 at 100.00	AA+	2,000,905
	Suffield, Connecticut, General Obligation Bonds, Series 2005:
335	5.000%, 6/15/17	No Opt. Call	AA+	401,303
335	5.000%, 6/15/19	No Opt. Call	AA+	411,953
6,480	Total Tax Obligation/General			7,196,842
	Tax Obligation/Limited – 27.7% (17.2% of Total Investments)
	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue Bonds, Series 2006F:
650	5.000%, 7/01/31 – AGC Insured	7/16 at 100.00	AA–	671,600
500	5.000%, 7/01/36 – AGC Insured	7/16 at 100.00	AA–	511,380
	Connecticut, Certificates of Participation, Juvenile Training School, Series 2001:
600	5.000%, 12/15/20	12/11 at 101.00	AA–	607,980
1,000	5.000%, 12/15/30	12/11 at 101.00	AA–	1,009,930
1,475	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 1998B, 5.500%, 11/01/12 – AGM Insured	No Opt. Call	AA	1,545,756
900	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Revenue Bonds, Series 2007A, 5.000%, 8/01/27 – AMBAC Insured	8/17 at 100.00	AA	978,723
500	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39	4/20 at 100.00	N/R	527,300
600	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	Baa1	605,472
470	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/32 – FGIC Insured	No Opt. Call	BBB+	120,123
1,200	Puerto Rico Municipal Finance Agency, Series 2005C, 5.000%, 8/01/16 – AGM Insured	8/15 at 100.00	AA–	1,306,944
1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.375%, 8/01/39	2/20 at 100.00	A+	1,031,250

32	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$325	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41	4/21 at 100.00	N/R	$325,397
685	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.375%, 10/01/19	4/12 at 100.00	BBB+	686,445
710	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/29	10/20 at 100.00	BBB	706,223
10,615	Total Tax Obligation/Limited			10,634,523
	U.S. Guaranteed – 7.7% (4.8% of Total Investments) (5)
475	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan Program, Series 2001A, 5.250%, 11/15/18 (Pre-refunded 5/15/12) – NPFG Insured (Alternative Minimum Tax)	5/12 at 100.00	Aa2 (5)	475,717
500	Connecticut, General Obligation Bonds, Series 2002B, 5.500%, 6/15/21 (Pre-refunded 6/15/12)	6/12 at 100.00	AA (5)	514,340
1,000	Waterbury, Connecticut, General Obligation Special Capital Reserve Fund Bonds, Series 2002A, 5.375%, 4/01/17 (Pre-refunded 4/01/12) – AGM Insured	4/12 at 100.00	AA (5)	1,017,320
810	West Hartford, Connecticut, General Obligation Bonds, Series 2005B, 5.000%, 10/01/18 (Pre-refunded 10/01/15)	10/15 at 100.00	AAA	932,456
2,785	Total U.S. Guaranteed			2,939,833
	Utilities – 5.4% (3.4% of Total Investments)
560	Connecticut Development Authority, Solid Waste Disposal Facilities Revenue Bonds, PSEG Power LLC Project, Series 2007A, 5.750%, 11/01/37 (Alternative Minimum Tax)	11/12 at 100.00	Baa1	560,812
1,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern Connecticut LP, Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)	6/12 at 102.00	Ba1	1,003,730
525	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/14 (Alternative Minimum Tax)	1/12 at 100.00	BBB	526,402
2,085	Total Utilities			2,090,944
	Water and Sewer – 16.6% (10.3% of Total Investments)
255	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company Project, Series 2007, 5.100%, 9/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)	9/17 at 100.00	N/R	226,137
1,185	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	1,277,442
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System Revenue Bonds, Series 2005A:
720	5.000%, 11/15/30 – NPFG Insured	11/15 at 100.00	A1	743,047
1,110	5.000%, 8/15/35 – NPFG Insured	11/15 at 100.00	A1	1,133,732
140	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005, 6.000%, 7/01/25	7/15 at 100.00	Ba2	142,015
375	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	Ba2	357,833
500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	Baa2	518,795
Nuveen Investments	33

Nuveen Connecticut Dividend Advantage Municipal Fund (continued)
NFC	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth Series 2003A:
$750	5.000%, 8/01/20 – NPFG Insured	8/13 at 100.00	Aa3	$779,648
470	5.000%, 8/01/33 – NPFG Insured	8/13 at 100.00	Aa3	476,467
700	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth-Sixth Series, 2011, 5.000%, 8/01/41	8/21 at 100.00	Aa3	738,108
6,205	Total Water and Sewer			6,393,224
$59,705	Total Investments (cost $60,130,978) – 160.8%			61,757,328
	Floating Rate Obligations – (9.9)%			(3,820,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (53.3)% (6)			(20,470,000)
	Other Assets Less Liabilities – 2.4%			950,236
	Net Assets Applicable to Common Shares – 100%			$38,417,564

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.1%.
N/R	Not rated.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

       See accompanying notes to financial statements.

34	Nuveen Investments

Nuveen Connecticut Dividend Advantage Municipal Fund 2
NGK	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 1.8% (1.1% of Total Investments)
$640	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	$599,014
	Education and Civic Organizations – 38.1% (24.3% of Total Investments)
275	Connecticut Health and Education Facilities Authority, Revenue Bonds, Connecticut College, Series 2011H, 5.000%, 7/01/41	7/21 at 100.00	A2	286,360
200	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School, Series 2006B, 5.000%, 7/01/36 – RAAI Insured	7/16 at 100.00	N/R	186,090
135	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate School, Series 2007A, 5.000%, 7/01/27 – RAAI Insured	7/17 at 100.00	N/R	132,700
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2010-O, 5.000%, 7/01/40	7/20 at 100.00	A–	517,805
310	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School, Series 2005F, 5.250%, 7/01/19 – AMBAC Insured	No Opt. Call	A2	368,829
715	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2007-I, 5.000%, 7/01/25 – NPFG Insured	7/17 at 100.00	A–	755,769
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Renbrook School, Series 2007A:
75	5.000%, 7/01/30 – AMBAC Insured	7/17 at 100.00	N/R	76,184
120	5.000%, 7/01/37 – AMBAC Insured	7/17 at 100.00	N/R	118,543
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G, 5.625%, 7/01/41	7/21 at 100.00	BBB	520,260
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of Hartford, Series 2002E:
590	5.500%, 7/01/22 – RAAI Insured	7/12 at 101.00	BBB–	598,449
1,000	5.250%, 7/01/32 – RAAI Insured	7/12 at 101.00	BBB–	974,180
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of Hartford, Series 2006G, 5.250%, 7/01/36 – RAAI Insured	7/16 at 100.00	BBB–	472,305
800	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University, Series 2010G, 5.000%, 7/01/35	7/20 at 100.00	AA	850,742
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2003X-1, 5.000%, 7/01/42 (UB)	7/13 at 100.00	AAA	512,875
1,600	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-1, 5.000%, 7/01/42 (UB)	7/16 at 100.00	AAA	1,681,776
2,750	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-3, 5.050%, 7/01/42 (UB) (4)	7/17 at 100.00	AAA	2,949,348
	University of Connecticut, General Obligation Bonds, Series 2006A:
450	5.000%, 2/15/19 – FGIC Insured	2/16 at 100.00	AA	507,357
490	5.000%, 2/15/23 – FGIC Insured	2/16 at 100.00	AA	534,448
460	University of Connecticut, General Obligation Bonds, Series 2010A, 5.000%, 2/15/28	2/20 at 100.00	AA	510,393
500	University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A, 5.250%, 11/15/22 – FGIC Insured	11/12 at 101.00	Aa2	522,150
12,470	Total Education and Civic Organizations			13,076,563

Nuveen Investments	35

Nuveen Connecticut Dividend Advantage Municipal Fund 2 (continued)
NGK	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care – 31.0% (19.8% of Total Investments)
$300	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital, Series 2002B, 5.500%, 7/01/32 – RAAI Insured	7/12 at 101.00	N/R	$282,384
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health Network, Series 2000A:
20	6.125%, 7/01/20 – RAAI Insured	1/12 at 100.00	N/R	20,023
315	6.000%, 7/01/25 – RAAI Insured	1/12 at 100.00	N/R	315,085
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital, Series 2005B:
400	5.000%, 7/01/15 – RAAI Insured	No Opt. Call	N/R	424,200
300	5.000%, 7/01/20 – RAAI Insured	7/15 at 100.00	N/R	303,420
300	5.000%, 7/01/23 – RAAI Insured	7/15 at 100.00	N/R	296,097
700	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford Healthcare, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	A	700,763
170	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special Care, Series 2007C, 5.250%, 7/01/32 – RAAI Insured	7/17 at 100.00	BBB–	161,085
400	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lawrence and Memorial Hospitals, Series 2011F, 5.000%, 7/01/36	7/21 at 100.00	A+	404,388
1,190	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital, Series 2006, 5.000%, 7/01/32 – AGM Insured	7/16 at 100.00	Aa3	1,206,731
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, St. Francis Hospital and Medical Center, Series 2002D, 5.000%, 7/01/22 – RAAI Insured	7/12 at 101.00	N/R	948,690
315	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2010-I, 5.000%, 7/01/30	7/20 at 10.00	A	321,265
550	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut Health, Series 2011M, 5.375%, 7/01/41	7/21 at 100.00	A	571,263
750	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut Health, Series 2011N, 5.000%, 7/01/29	7/21 at 100.00	A	763,403
1,170	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Hospital, Series 2006J-1, 5.000%, 7/01/31 – AMBAC Insured	7/16 at 100.00	Aa3	1,211,839
200	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Hospital, Series 2010M, 5.500%, 7/01/40	7/20 at 100.00	Aa3	213,592
800	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Series 2010A, 5.000%, 11/15/40	11/19 at 100.00	AA+	824,600
175	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Catholic Health East Series 2010, 4.750%, 11/15/29	11/20 at 100.00	A	178,645
1,400	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochester Project, Series 2010, 5.500%, 8/15/40	2/21 at 100.00	Aa2	1,512,714
10,455	Total Health Care			10,660,187
	Housing/Multifamily – 1.4% (0.9% of Total Investments)
480	Connecticut Housing Finance Authority, Multifamily Housing Mortgage Finance Program Bonds, Series 2006G-2, 4.800%, 11/15/27 (Alternative Minimum Tax)	11/15 at 100.00	AAA	480,758
	Housing/Single Family – 8.4% (5.4% of Total Investments)
250	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001C, 5.450%, 11/15/43 (Alternative Minimum Tax)	5/12 at 100.00	AAA	250,043
700	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2004-A5, 5.050%, 11/15/34	5/13 at 100.00	AAA	707,273

36	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Single Family (continued)
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006-A1:
$305	4.700%, 11/15/26 (Alternative Minimum Tax)	11/15 at 100.00	AAA	$305,375
330	4.800%, 11/15/31 (Alternative Minimum Tax)	11/15 at 100.00	AAA	326,858
585	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D, 4.650%, 11/15/27	5/16 at 100.00	AAA	594,594
700	Connecticut Housing Finance Authority, Single Family Housing Mortgage Finance Program Bonds, Series 2010-A2, 4.750%, 11/15/35	11/19 at 100.00	AAA	709,716
2,870	Total Housing/Single Family			2,893,859
	Long-Term Care – 3.5% (2.2% of Total Investments)
320	Connecticut Development Authority, First Mortgage Gross Revenue Healthcare Bonds, Elim Park Baptist Home Inc., Series 2003, 5.750%, 12/01/23	12/13 at 100.00	BBB	325,008
70	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Church Homes Inc. – Congregational Avery Heights, Series 1997, 5.700%, 4/01/12	No Opt. Call	BBB–	70,140
450	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Village for Families and Children Inc., Series 2002A, 5.000%, 7/01/19 – AMBAC Insured	7/12 at 101.00	N/R	455,972
250	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s Resource Center of Connecticut, Inc., Series 2007, 5.500%, 8/15/27	8/17 at 100.00	N/R	244,580
105	Hamden, Connecticut, Facility Revenue Bonds, Whitney Center Project, Series 2009A, 7.625%, 1/01/30	1/20 at 100.00	N/R	110,045
1,195	Total Long-Term Care			1,205,745
	Tax Obligation/General – 11.9% (7.6% of Total Investments)
600	Connecticut State, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	660,876
400	Connecticut State, General Obligation Bonds, Series 2006C, 5.000%, 6/01/23 – AGM Insured	6/16 at 100.00	AA	441,188
	Hartford, Connecticut, General Obligation Bonds, Series 2005A:
360	5.000%, 8/01/21 – AGM Insured	8/15 at 100.00	AA–	398,570
140	4.375%, 8/01/24 – AGM Insured	8/15 at 100.00	AA–	144,960
650	New Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%,	11/16 at 100.00	A1	740,136
	11/01/17 – AMBAC Insured
1,130	Oregon State, General Obligation Bonds, Oregon University System Projects, Series 2011G, 5.000%, 8/01/36	8/21 at 100.00	AA+	1,222,174
400	Suffield, Connecticut, General Obligation Bonds, Series 2005, 5.000%, 6/15/21	No Opt. Call	AA+	495,916
3,680	Total Tax Obligation/General			4,103,820
	Tax Obligation/Limited – 16.7% (10.7% of Total Investments)
	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue Bonds, Series 2006F:
575	5.000%, 7/01/31 – AGC Insured	7/16 at 100.00	AA–	594,107
500	5.000%, 7/01/36 – AGC Insured	7/16 at 100.00	AA–	511,380
850	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Revenue Bonds, Series 2007A, 5.000%, 8/01/27 – AMBAC Insured	8/17 at 100.00	AA	924,350
500	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39	4/20 at 100.00	N/R	527,300
500	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	Baa1	504,560
430	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/32 – FGIC Insured	No Opt. Call	BBB+	109,899
750	Puerto Rico Municipal Finance Agency, Series 2005C, 5.000%, 8/01/16 – AGM Insured	8/15 at 100.00	AA–	816,840
1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.375%, 8/01/39	2/20 at 100.00	A+	1,031,250

Nuveen Investments	37

Nuveen Connecticut Dividend Advantage Municipal Fund 2 (continued)
NGK	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$300	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41	4/21 at 100.00	N/R	$300,366
420	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/29	10/20 at 100.00	BBB	417,766
5,825	Total Tax Obligation/Limited			5,737,818
	Transportation – 6.0% (3.9% of Total Investments)
1,950	New Haven, Connecticut, Revenue Refunding Bonds, Air Rights Parking Facility, Series 2002, 5.375%, 12/01/15 – AMBAC Insured	No Opt. Call	N/R	2,076,458
	U.S. Guaranteed – 17.9% (11.4% of Total Investments) (5)
1,625	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002A, 5.375%, 7/01/20 (Pre-refunded 7/01/12) – AGM Insured	7/12 at 100.00	AA (5)	1,673,994
	Farmington, Connecticut, General Obligation Bonds, Series 2002:
1,000	5.000%, 9/15/20 (Pre-refunded 9/15/12)	9/12 at 101.00	Aaa	1,047,590
1,450	5.000%, 9/15/21 (Pre-refunded 9/15/12)	9/12 at 101.00	Aaa	1,519,006
1,305	Hartford County Metropolitan District, Connecticut, General Obligation Bonds, Series 2002, 5.000%, 4/01/22 (Pre-refunded 4/01/12)	4/12 at 101.00	AA+ (5)	1,339,191
500	West Hartford, Connecticut, General Obligation Bonds, Series 2005B, 5.000%, 10/01/17 (Pre-refunded 10/01/15)	10/15 at 100.00	AAA	575,590
5,880	Total U.S. Guaranteed			6,155,371
	Utilities – 6.5% (4.1% of Total Investments)
470	Connecticut Development Authority, Solid Waste Disposal Facilities Revenue Bonds, PSEG Power LLC Project, Series 2007A, 5.750%, 11/01/37 (Alternative Minimum Tax)	11/12 at 100.00	Baa1	470,682
1,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern Connecticut LP, Series 1998A-II, 5.500%, 11/15/15 (Alternative Minimum Tax)	12/12 at 101.00	Ba1	1,003,730
	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
250	5.500%, 1/01/15 (Alternative Minimum Tax)	1/12 at 100.00	BBB	250,625
510	5.500%, 1/01/20 (Alternative Minimum Tax)	1/12 at 100.00	BBB	511,545
2,230	Total Utilities			2,236,582
	Water and Sewer – 13.5% (8.6% of Total Investments)
220	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company Project, Series 2007, 5.100%, 9/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)	9/17 at 100.00	N/R	195,098
785	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	846,238
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System Revenue Bonds, Series 2005A:
690	5.000%, 11/15/30 – NPFG Insured	11/15 at 100.00	A1	712,087
320	5.000%, 8/15/35 – NPFG Insured	11/15 at 100.00	A1	326,842
130	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005, 6.000%, 7/01/25	7/15 at 100.00	Ba2	131,871
350	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	Ba2	333,977
500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	Baa2	518,795

38	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth Series 2003A:
$750	5.000%, 8/01/20 – NPFG Insured	8/13 at 100.00	Aa3	$779,648
410	5.000%, 8/01/33 – NPFG Insured	8/13 at 100.00	Aa3	415,642
350	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth-Sixth Series, 2011, 5.000%, 8/01/41	8/21 at 100.00	Aa3	369,054
4,505	Total Water and Sewer			4,629,252
$52,180	Total Investments (cost $52,389,487) – 156.7%			53,855,427
	Floating Rate Obligations – (10.1)%			(3,460,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (49.3)% (6)			(16,950,000)
	Other Assets Less Liabilities – 2.7%			921,444
	Net Assets Applicable to Common Shares – 100%			$34,366,871

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.5%.
N/R	Not rated.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	39

Nuveen Connecticut Dividend Advantage Municipal Fund 3
NGO	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.0% (1.9% of Total Investments)
$2,045	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	$1,914,038
	Education and Civic Organizations – 32.3% (20.5% of Total Investments)
350	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School, Series 2006B, 5.000%, 7/01/36 – RAAI Insured	7/16 at 100.00	N/R	325,658
250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate School, Series 2007A, 5.000%, 7/01/27 – RAAI Insured	7/17 at 100.00	N/R	245,740
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut College, Series 2007G, 4.500%, 7/01/37 – NPFG Insured	7/17 at 100.00	A2	952,490
800	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2010-O, 5.000%, 7/01/35	7/20 at 100.00	A–	833,696
400	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School, Series 2005F, 5.250%, 7/01/19 – AMBAC Insured	No Opt. Call	A2	475,908
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2006H, 5.000%, 7/01/36 – AMBAC Insured	7/16 at 100.00	A–	1,018,190
1,300	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2007-I, 5.000%, 7/01/25 – NPFG Insured	7/17 at 100.00	A–	1,374,120
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Renbrook School, Series 2007A:
135	5.000%, 7/01/30 – AMBAC Insured	7/17 at 100.00	N/R	137,130
215	5.000%, 7/01/37 – AMBAC Insured	7/17 at 100.00	N/R	212,390
1,160	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G, 5.625%, 7/01/41	7/21 at 100.00	BBB	1,207,003
750	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of Hartford, Series 2002E, 5.500%, 7/01/22 – RAAI Insured	7/12 at 101.00	BBB–	760,740
650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of Hartford, Series 2006G, 5.250%, 7/01/36 – RAAI Insured	7/16 at 100.00	BBB–	613,997
800	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University, Series 2010G, 5.000%, 7/01/35	7/20 at 100.00	AA	850,744
3,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-1, 5.000%, 7/01/42 (UB)	7/16 at 100.00	AAA	3,153,330
5,050	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-3, 5.050%, 7/01/42 (UB) (4)	7/17 at 100.00	AAA	5,416,075
	University of Connecticut, General Obligation Bonds, Series 2006A:
850	5.000%, 2/15/19 – FGIC Insured	2/16 at 100.00	AA	958,341
490	5.000%, 2/15/23 – FGIC Insured	2/16 at 100.00	AA	534,448
535	University of Connecticut, General Obligation Bonds, Series 2010A, 5.000%, 2/15/28	2/20 at 100.00	AA	593,609
175	University of Connecticut, Student Fee Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/27	11/19 at 100.00	Aa2	194,700
500	University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A, 5.250%, 11/15/22 – FGIC Insured	11/12 at 101.00	Aa2	522,150
19,410	Total Education and Civic Organizations			20,380,459
	Health Care – 28.0% (17.7% of Total Investments)
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital, Series 2002B:
500	5.500%, 7/01/21 – RAAI Insured	7/12 at 101.00	N/R	495,935
600	5.500%, 7/01/32 – RAAI Insured	7/12 at 101.00	N/R	564,768

40	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$750	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health Network, Series 2000A, 6.000%, 7/01/25 – RAAI Insured	1/12 at 100.00	N/R	$750,203
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital, Series 2005B:
490	5.000%, 7/01/15 – RAAI Insured	No Opt. Call	N/R	519,645
800	5.000%, 7/01/20 – RAAI Insured	7/15 at 100.00	N/R	809,120
1,400	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford Healthcare, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	A	1,401,526
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special Care, Series 2007C:
310	5.250%, 7/01/32 – RAAI Insured	7/17 at 100.00	BBB–	293,744
150	5.250%, 7/01/37 – RAAI Insured	7/17 at 100.00	BBB–	138,033
650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lawrence and Memorial Hospitals, Series 2011F, 5.000%, 7/01/36	7/21 at 100.00	A+	657,131
2,130	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital, Series 2006, 5.000%, 7/01/32 – AGM Insured	7/16 at 100.00	Aa3	2,159,948
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital, Series 2011N:
400	5.000%, 7/01/26	7/21 at 100.00	A2	414,628
500	5.000%, 7/01/27	7/21 at 100.00	A2	513,975
310	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2010-I, 5.000%, 7/01/30	7/20 at 10.00	A	316,166
1,020	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut Health, Series 2011M, 5.375%, 7/01/41	7/21 at 100.00	A	1,059,433
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut Health, Series 2011N, 5.000%, 7/01/29	7/21 at 100.00	A	1,017,870
1,325	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Hospital, Series 2006J-1, 5.000%, 7/01/31 – AMBAC Insured	7/16 at 100.00	Aa3	1,372,382
350	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Hospital, Series 2010M, 5.500%, 7/01/40	7/20 at 100.00	Aa3	373,786
1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Series 2010A, 5.000%, 11/15/40	11/19 at 100.00	AA+	1,546,125
300	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Catholic Health East Series 2010, 4.750%, 11/15/29	11/20 at 100.00	A	306,249
200	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Danbury Hospital, Series 2006H, 4.500%, 7/01/33 – AMBAC Insured	1/16 at 100.00	N/R	165,528
2,550	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochester Project, Series 2010, 5.500%, 8/15/40	2/21 at 100.00	Aa2	2,755,301
17,235	Total Health Care			17,631,496
	Housing/Multifamily – 1.5% (1.0% of Total Investments)
960	Connecticut Housing Finance Authority, Multifamily Housing Mortgage Finance Program Bonds, Series 2006G-2, 4.800%, 11/15/27 (Alternative Minimum Tax)	11/15 at 100.00	AAA	961,517
	Housing/Single Family – 8.1% (5.1% of Total Investments)
750	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001C, 5.450%, 11/15/43 (Alternative Minimum Tax)	5/12 at 100.00	AAA	750,128
1,300	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2004-A5, 5.050%, 11/15/34	5/13 at 100.00	AAA	1,313,507

Nuveen Investments	41

Nuveen Connecticut Dividend Advantage Municipal Fund 3 (continued)
NGO	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Single Family (continued)
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006-A1:
$435	4.700%, 11/15/26 (Alternative Minimum Tax)	11/15 at 100.00	AAA	$435,535
465	4.800%, 11/15/31 (Alternative Minimum Tax)	11/15 at 100.00	AAA	460,573
585	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D, 4.650%, 11/15/27	5/16 at 100.00	AAA	594,594
1,500	Connecticut Housing Finance Authority, Single Family Housing Mortgage Finance Program Bonds, Series 2010-A2, 4.500%, 11/15/30	11/19 at 100.00	AAA	1,525,065
5,035	Total Housing/Single Family			5,079,402
	Long-Term Care – 9.5% (6.1% of Total Investments)
500	Connecticut Development Authority, First Mortgage Gross Revenue Healthcare Bonds, Elim Park Baptist Home Inc., Series 2003, 5.750%, 12/01/23	12/13 at 100.00	BBB	507,825
135	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Church Homes Inc. – Congregational Avery Heights, Series 1997, 5.700%, 4/01/12	No Opt. Call	BBB–	135,270
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Village for Families and Children Inc., Series 2002A:
430	5.000%, 7/01/18 – AMBAC Insured	7/12 at 101.00	N/R	437,005
475	5.000%, 7/01/20 – AMBAC Insured	7/12 at 101.00	N/R	480,135
260	5.000%, 7/01/23 – AMBAC Insured	7/12 at 101.00	N/R	260,754
1,000	5.000%, 7/01/32 – AMBAC Insured	7/12 at 101.00	N/R	931,220
	Connecticut Housing Finance Authority, Special Needs Housing Mortgage Finance Program Special Obligation Bonds, Series 2002SNH-1:
1,000	5.000%, 6/15/22 – AMBAC Insured	6/12 at 101.00	N/R	1,040,560
1,500	5.000%, 6/15/32 – AMBAC Insured	6/12 at 101.00	N/R	1,520,130
500	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s Resource Center of Connecticut, Inc., Series 2007, 5.500%, 8/15/27	8/17 at 100.00	N/R	489,160
210	Hamden, Connecticut, Facility Revenue Bonds, Whitney Center Project, Series 2009A, 7.625%, 1/01/30	1/20 at 100.00	N/R	220,091
6,010	Total Long-Term Care			6,022,150
	Tax Obligation/General – 13.3% (8.4% of Total Investments)
1,200	Connecticut State, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	1,321,752
1,500	Connecticut State, General Obligation Bonds, Series 2006E, 5.000%, 12/15/20	12/16 at 10.00	AA	1,739,760
600	Hartford, Connecticut, General Obligation Bonds, Series 2005A, 5.000%, 8/01/21 – AGM Insured	8/15 at 100.00	AA–	664,284
440	Hartford, Connecticut, General Obligation Bonds, Series 2009A, 5.000%, 8/15/28 – AGC Insured	8/19 at 100.00	AA–	478,188
1,000	New Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%,	11/16 at 100.00	A1	1,138,670
	11/01/17 – AMBAC Insured
925	Oregon State, General Obligation Bonds, Oregon University System Projects, Series 2011G, 5.000%, 8/01/36	8/21 at 100.00	AA+	1,000,452
	Stratford, Connecticut, General Obligation Bonds, Series 2002:
1,375	4.000%, 2/15/19 – AGM Insured	2/12 at 100.00	AA–	1,381,311
630	4.125%, 2/15/20 – AGM Insured	2/12 at 100.00	AA–	632,684
7,670	Total Tax Obligation/General			8,357,101
	Tax Obligation/Limited – 18.5% (11.7% of Total Investments)
930	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue Bonds, Series 2006F, 5.000%, 7/01/36 – AGC Insured	7/16 at 100.00	AA–	951,167
20	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 1992B, 6.125%, 9/01/12	No Opt. Call	AA	20,874
1,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002B, 5.000%, 12/01/22 – AMBAC Insured	12/12 at 100.00	AA	1,035,990

42	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$500	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B, 5.000%, 1/01/23 – FGIC Insured	1/14 at 100.00	AA	$533,725
1,500	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Revenue Bonds, Series 2007A, 5.000%, 8/01/27 – AMBAC Insured	8/17 at 100.00	AA	1,631,205
900	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39	4/20 at 100.00	N/R	949,140
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	Baa1	1,009,120
	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A:
780	0.000%, 7/01/32 – FGIC Insured	No Opt. Call	BBB+	199,352
2,120	0.000%, 7/01/33 – FGIC Insured	No Opt. Call	BBB+	499,408
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2002G:
890	5.250%, 7/01/17	7/12 at 100.00	Baa1	898,953
1,000	5.250%, 7/01/20	7/12 at 100.00	Baa1	1,005,200
1,045	5.250%, 7/01/21	7/12 at 100.00	Baa1	1,049,379
650	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.375%, 8/01/39	2/20 at 100.00	A+	670,313
500	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41	4/21 at 100.00	N/R	500,610
735	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/29	10/20 at 100.00	BBB	731,090
13,570	Total Tax Obligation/Limited			11,685,526
	Transportation – 0.7% (0.4% of Total Investments)
415	New Haven, Connecticut, Revenue Refunding Bonds, Air Rights Parking Facility, Series 2002, 5.375%, 12/01/15 – AMBAC Insured	No Opt. Call	N/R	441,913
	U.S. Guaranteed – 17.8% (11.3% of Total Investments) (5)
	Bethel, Connecticut, General Obligation Bonds, Series 2002:
525	5.000%, 11/01/18 (Pre-refunded 11/01/12) – FGIC Insured	11/12 at 100.00	Aa2 (5)	547,512
525	5.000%, 11/01/19 (Pre-refunded 11/01/12) – FGIC Insured	11/12 at 100.00	Aa2 (5)	547,512
525	5.000%, 11/01/20 (Pre-refunded 11/01/12) – FGIC Insured	11/12 at 100.00	Aa2 (5)	547,512
525	5.000%, 11/01/21 (Pre-refunded 11/01/12) – FGIC Insured	11/12 at 100.00	Aa2 (5)	547,512
525	5.000%, 11/01/22 (Pre-refunded 11/01/12) – FGIC Insured	11/12 at 100.00	Aa2 (5)	547,512
500	Bridgeport, Connecticut, General Obligation Bonds, Series 2003A, 5.250%, 9/15/23 (Pre-refunded 9/15/13) – AGM Insured	9/13 at 100.00	AA– (5)	543,190
1,025	Connecticut Development Authority, Revenue Bonds, Duncaster Inc., Series 2002, 4.750%, 8/01/32 (Pre-refunded 8/01/12) – RAAI Insured	8/12 at 101.00	BBB (5)	1,065,057
	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002B:
2,110	5.000%, 12/01/20 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	AA (5)	2,209,824
1,000	5.000%, 12/01/21 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	AA (5)	1,047,310
450	Farmington, Connecticut, General Obligation Bonds, Series 2002, 5.000%, 9/15/20 (Pre-refunded 9/15/12)	9/12 at 101.00	Aaa	471,416
40	New Haven, Connecticut, General Obligation Bonds, Series 2002A, 5.250%, 11/01/17 – AMBAC Insured (ETM)	5/12 at 101.00	A1 (5)	40,562
1,010	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 – AMBAC Insured	No Opt. Call	Aaa	1,191,224

Nuveen Investments	43

Nuveen Connecticut Dividend Advantage Municipal Fund 3 (continued)
NGO	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$195	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 5.500%, 8/01/29 (Pre-refunded 2/01/12)	2/12 at 100.00	Aaa	$196,757
1,100	University of Connecticut, General Obligation Bonds, Series 2003A, 5.125%, 2/15/21 (Pre-refunded 2/15/13) – NPFG Insured	2/13 at 100.00	AA (5)	1,163,965
500	West Hartford, Connecticut, General Obligation Bonds, Series 2005B, 5.000%, 10/01/18 (Pre-refunded 10/01/15)	10/15 at 100.00	AAA	575,590
10,555	Total U.S. Guaranteed			11,242,455
	Utilities – 6.7% (4.3% of Total Investments)
860	Connecticut Development Authority, Solid Waste Disposal Facilities Revenue Bonds, PSEG Power LLC Project, Series 2007A, 5.750%, 11/01/37 (Alternative Minimum Tax)	11/12 at 100.00	Baa1	861,247
2,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern Connecticut LP, Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)	6/12 at 102.00	Ba1	2,007,460
	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
525	5.500%, 1/01/14 (Alternative Minimum Tax)	1/12 at 100.00	BBB	526,402
305	5.500%, 1/01/20 (Alternative Minimum Tax)	1/12 at 100.00	BBB	305,924
530	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.250%, 7/01/40	7/20 at 100.00	A3	531,972
4,220	Total Utilities			4,233,005
	Water and Sewer – 18.3% (11.6% of Total Investments)
400	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company Project, Series 2007, 5.100%, 9/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)	9/17 at 100.00	N/R	354,724
1,185	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	1,277,442
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System Revenue Bonds, Series 2005A:
1,230	5.000%, 11/15/30 – NPFG Insured	11/15 at 100.00	A1	1,269,372
640	5.000%, 8/15/35 – NPFG Insured	11/15 at 100.00	A1	653,683
230	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005, 6.000%, 7/01/25	7/15 at 100.00	Ba2	233,310
600	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	Ba2	572,532
1,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	Baa2	1,037,590
	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth Series 2003A:
2,050	5.000%, 8/01/20 – NPFG Insured	8/13 at 100.00	Aa3	2,131,037
590	5.000%, 8/01/33 – NPFG Insured	8/13 at 100.00	Aa3	598,118
1,840	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth Series, 2007A, 5.000%, 8/01/30 – NPFG Insured	8/16 at 100.00	Aa3	1,924,346

44	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$1,050	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth-Sixth Series, 2011, 5.000%, 8/01/41	8/21 at 100.00	Aa3	$1,107,162
350	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series 2003A, 5.000%, 11/15/32	11/13 at 100.00	AA+	369,933
11,165	Total Water and Sewer			11,529,249
$98,290	Total Investments (cost $97,467,499) – 157.7%			99,478,311
	Floating Rate Obligations – (9.2)%			(5,780,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (50.7)% (6)			(32,000,000)
	Other Assets Less Liabilities – 2.2%			1,373,253
	Net Assets Applicable to Common Shares – 100%			$63,071,564

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.2%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	45

Nuveen Massachusetts Premium Income Municipal Fund
NMT	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 1.5% (1.0% of Total Investments)
$1,425	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds, Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax) (4)	9/12 at 102.00	Caa3	$1,020,072
	Education and Civic Organizations – 34.2% (22.5% of Total Investments)
1,000	Massachusetts Development Finance Agency Revenue Bonds, Lesley University Issue Series B-1 and B-2, 5.250%, 7/01/33 – AGM Insured	7/21 at 100.00	AA–	1,053,460
375	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2009V-1, 5.000%, 10/01/29	10/19 at 100.00	A	388,875
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	BBB+	959,900
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art Institute, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	AA	1,045,280
2,000	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2011A, 5.250%, 4/01/37	4/21 at 100.00	AA–	2,090,680
1,045	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2007, 5.000%, 9/01/37 – NPFG Insured	9/17 at 100.00	A+	1,067,164
770	Massachusetts Development Finance Authority, Revenue Bonds, Curry College, Series 2000A, 6.000%, 3/01/20 – ACA Insured	3/12 at 100.00	BBB	771,063
1,745	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy and Allied Health Sciences, Series 2005D, 5.000%,	7/15 at 100.00	AA–	1,817,208
	7/01/27 – AGC Insured
1,500	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2002A, 5.750%, 1/01/42 – AMBAC Insured	No Opt. Call	A	1,645,395
4,850	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2008A, 5.000%, 1/01/42 – AGC Insured	1/18 at 100.00	AA–	4,922,212
1,090	Massachusetts Development Finance Authority, Revenue Refunding Bonds, Boston University, Series 1999P, 6.000%, 5/15/29	No Opt. Call	A2	1,321,898
1,000	Massachusetts Educational Financing Authority, Educational Loan Revenue, Series 2011J, 5.625%, 7/01/33 (Alternative Minimum Tax)	7/21 at 100.00	AA	1,005,090
2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston College, Series 2003N, 5.250%, 6/01/18	6/13 at 100.00	AA–	2,110,780
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Springfield College, Series 2010, 5.500%, 10/15/31	10/19 at 100.00	Baa1	984,500
250	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Tufts University, Series 2008O, 5.375%, 8/15/38	8/18 at 100.00	Aa2	272,675
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Wellesley College, Series 2003H, 5.000%, 7/01/26	7/13 at 100.00	Aaa	523,975
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Wheaton College Issues, Series 2010F, 5.000%, 1/01/41	No Opt. Call	A2	509,470
555	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College, Series 2003H, 5.000%, 7/01/21	7/13 at 100.00	AAA	590,431
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Worcester State College, Series 2002, 5.000%, 11/01/32 – AMBAC Insured	11/12 at 100.00	A2	502,185
340	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999, 5.375%, 2/01/19	2/12 at 100.00	BBB–	340,116
23,020	Total Education and Civic Organizations			23,922,357
	Health Care – 25.4% (16.7% of Total Investments)
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System, Series 2011K-6, 5.375%, 7/01/41	7/20 at 100.00	AA	1,049,720
1,250	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System, Series 2001E, 6.250%, 10/01/31	10/13 at 100.00	BBB+	1,256,850

46	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Health Care Inc., Series 2001C, 5.250%, 11/15/31 – RAAI Insured	5/12 at 101.00	BBB+	$972,860
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc., Series B1 Capital Asset Program Converted June 13,2008:
2,300	5.375%, 2/01/26 – NPFG Insured	8/18 at 100.00	A–	2,385,859
770	5.375%, 2/01/28 – NPFG Insured	8/18 at 100.00	A–	790,759
1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc., Series B2, Capital Asset Program, Converted June 9, 2009, 5.375%, 2/01/27 – NPFG Insured	8/18 at 100.00	A–	1,543,875
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Children’s Hospital, Series 2009M, 5.500%, 12/01/39	12/19 at 100.00	AA	1,056,600
935	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital, Series 2005E, 5.000%, 8/15/35 – RAAI Insured	8/15 at 100.00	N/R	757,818
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical Center, Series 2005C, 5.000%, 8/15/21 – FGIC Insured	8/15 at 100.00	A+	1,045,170
2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Medical Center, Series 2007D, 5.250%, 8/15/28	8/17 at 100.00	A+	2,046,820
585	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional Medical Center, Series 2007E, 5.000%, 7/15/32	7/17 at 100.00	BBB–	520,381
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital Project, Series 2005D, 5.250%, 7/01/30	7/15 at 100.00	BB–	845,230
75	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare System Inc., Series 2001C, 5.750%, 7/01/32	7/12 at 100.00	AA	75,574
1,445	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health Care, Series 2005D, 5.000%, 7/01/33	7/15 at 100.00	A–	1,356,898
2,000	Massachusetts State, Health and Educational Facilities Authority, Partners HealthCare System Inc., Series 2007G, 5.000%, 7/01/32	7/17 at 100.00	AA	2,046,360
17,860	Total Health Care			17,750,774
	Housing/Multifamily – 6.7% (4.4% of Total Investments)
1,305	Massachusetts Development Finance Authority, Multifamily Housing Revenue Bonds, Emerson Manor Project, Series 2007, 4.800%, 7/20/48	7/17 at 100.00	BB	1,300,902
1,715	Massachusetts Development Financing Authority, Assisted Living Revenue Bonds, Prospect House Apartments, Series 1999, 7.000%, 12/01/31	6/12 at 100.00	N/R	1,715,000
500	Massachusetts Housing Finance Agency, Housing Revenue Bonds, Series 2003S, 5.050%, 12/01/23 (Alternative Minimum Tax)	6/13 at 100.00	AA–	502,400
135	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 1999D, 5.500%, 7/01/13 – AMBAC Insured (Alternative Minimum Tax)	7/12 at 100.00	N/R	135,923
1,000	Somerville Housing Authority, Massachusetts, GNMA Collateralized Mortgage Revenue Bonds, Clarendon Hill Towers, Series 2002, 5.200%, 11/20/22	5/12 at 103.00	N/R	1,035,780
4,655	Total Housing/Multifamily			4,690,005
	Housing/Single Family – 3.6% (2.4% of Total Investments)
1,500	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2006-126, 4.625%, 6/01/32 (Alternative Minimum Tax)	6/16 at 100.00	AA	1,432,995
985	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2008, Trust 3145, 14.395%, 6/01/16 (IF)	No Opt. Call	AA	1,111,149
2,485	Total Housing/Single Family			2,544,144
	Industrials – 0.9% (0.6% of Total Investments)
220	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R	213,541
400	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2003, 5.450%, 6/01/14	No Opt. Call	BBB	431,132
620	Total Industrials			644,673

Nuveen Investments	47

Nuveen Massachusetts Premium Income Municipal Fund (continued)
NMT	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Long-Term Care – 7.0% (4.6% of Total Investments)
$1,270	Boston, Massachusetts, FHA-Insured Mortgage Revenue Bonds, Deutsches Altenheim Inc., Series 1998A, 6.125%, 10/01/31	4/12 at 102.00	AAA	$1,296,683
185	Massachusetts Development Finance Agency, Revenue Bonds, Carleton-Willard Village, Series 2010, 5.625%, 12/01/30	12/19 at 100.00	A–	188,458
1,685	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007, 5.250%, 10/01/26	10/12 at 102.00	N/R	1,444,584
1,500	Massachusetts Development Finance Authority, GNMA Collateralized Assisted Living Facility Revenue Bonds, Arbors at Chicopee, Series 2001A, 6.250%, 9/20/42 (Alternative Minimum Tax)	3/12 at 105.00	AAA	1,577,145
400	Massachusetts Industrial Finance Agency, First Mortgage Revenue Bonds, Berkshire Retirement Community, Series 1994B, 4.750%, 7/01/17	1/12 at 100.00	BBB	400,132
5,040	Total Long-Term Care			4,907,002
	Tax Obligation/General – 21.3% (14.0% of Total Investments)
500	Ashland, Massachusetts, General Obligation Bonds, Series 2004, 5.250%,	5/15 at 100.00	Aa2	536,960
	5/15/23 – AMBAC Insured
600	Boston, Massachusetts, General Obligation Bonds, Series 2005A, 5.000%, 1/01/17	1/15 at 100.00	Aaa	667,416
1,000	Fall River, Massachusetts, General Obligation Bonds, Series 2003, 5.000%,	2/13 at 101.00	AA–	1,033,910
	2/01/21 – AGM Insured
1,000	Hampden-Wilbraham Regional School District, Hampden County, Massachusetts, General Obligation Bonds, Series 2011, 5.000%, 2/15/41	2/21 at 100.00	Aa3	1,052,310
1,250	Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2011, 5.000%, 2/15/32	2/20 at 100.00	AA	1,338,013
1,385	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21	No Opt. Call	AA+	1,717,885
1,275	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2001D, 6.000%, 11/01/13 – NPFG Insured	No Opt. Call	AA+	1,408,735
980	Monson, Massachusetts, General Obligation Bonds, Series 2002, 5.250%,	5/12 at 101.00	A1	1,008,146
	5/15/22 – AMBAC Insured
1,260	Norwell, Massachusetts, General Obligation Bonds, Series 2003, 5.000%,	No Opt. Call	AAA	1,549,800
	11/15/20 – FGIC Insured
1,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/29 – FGIC Insured	No Opt. Call	Baa1	1,062,220
2,000	Quincy, Massachusetts, General Obligation Bonds, Series 2011, 5.250%, 12/01/38	12/20 at 100.00	Aa2	2,164,640
1,220	Worcester, Massachusetts, General Obligation Bonds, Series 2005A, 5.000%, 7/01/19 – FGIC Insured	7/15 at 100.00	A1	1,332,789
13,470	Total Tax Obligation/General			14,872,824
	Tax Obligation/Limited – 11.5% (7.6% of Total Investments)
210	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2004, 5.000%, 5/01/26 – AMBAC Insured	5/14 at 100.00	A–	221,193
975	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Series 2006C, 5.000%, 7/01/26	7/18 at 100.00	AAA	1,075,103
385	Massachusetts Bay Transportation Authority, Senior Lien Sales Tax Revenue Refunding Bonds, Series 2004C, 5.250%, 7/01/21	No Opt. Call	AAA	480,137
325	Massachusetts College Building Authority, Project Revenue Bonds, Series 2006A, 5.000%, 5/01/31 – AMBAC Insured	5/16 at 100.00	Aa2	338,504
1,200	Massachusetts College Building Authority, Project Revenue Bonds, Series 2008A, 5.000%, 5/01/33 – AGC Insured	5/18 at 100.00	Aa2	1,248,348
1,000	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003B, 5.375%, 5/01/23 – SYNCORA GTY Insured	No Opt. Call	Aa2	1,231,660
1,300	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A, 5.000%, 8/15/20 – AGM Insured (UB)	8/15 at 100.00	AA+	1,454,362
1,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2011B, 5.000%, 10/15/41	10/21 at 100.00	AA+	1,061,170
540	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%, 1/01/20 – FGIC Insured	No Opt. Call	A1	620,573
240	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/43 – AMBAC Insured	No Opt. Call	BBB+	26,909

48	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$235	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – NPFG Insured	No Opt. Call	A3	$259,008
7,410	Total Tax Obligation/Limited			8,016,967
	Transportation – 11.5% (7.6% of Total Investments)
500	Massachusetts Port Authority, Airport System Revenue Bonds, Series 2010A, 5.000%, 7/01/30	7/20 at 100.00	AA–	534,705
2,000	Massachusetts Port Authority, Revenue Bonds, Series 2003A, 5.000%, 7/01/33 – NPFG Insured	7/13 at 100.00	AA–	2,021,320
1,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series 2007, 5.000%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)	7/17 at 100.00	A3	991,710
225	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	N/R	170,170
4,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, US Airways Group Inc., Series 1996A, 5.750%, 9/01/16 – NPFG Insured (Alternative Minimum Tax)	3/12 at 100.00	Baa1	3,822,760
470	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Parking Revenue Bonds, Senior Lien Series 2011, 5.000%, 7/01/41	7/21 at 100.00	A+	477,675
8,195	Total Transportation			8,018,340
	U.S. Guaranteed – 14.4% (9.5% of Total Investments) (5)
650	Boston, Massachusetts, General Obligation Bonds, Series 2005A, 5.000%, 1/01/17 (Pre-refunded 1/01/15)	1/15 at 100.00	N/R (5)	735,716
1,115	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21 (Pre-refunded 3/01/17)	3/17 at 100.00	N/R (5)	1,319,301
25	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Series 2006C, 5.000%, 7/01/26 (Pre-refunded 7/01/18)	7/18 at 100.00	AAA	30,380
550	Massachusetts College Building Authority, Project Revenue Bonds, Series 2004A, 5.000%, 5/01/19 (Pre-refunded 5/01/14) – NPFG Insured	5/14 at 100.00	Aa2 (5)	607,602
1,000	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy and Allied Health Sciences, Series 2003C, 5.750%, 7/01/33 (Pre-refunded 7/01/13)	7/13 at 101.00	A (5)	1,093,170
750	Massachusetts Development Finance Authority, Revenue Bonds, Milton Academy, Series 2003A, 5.000%, 9/01/19 (Pre-refunded 9/01/13)	9/13 at 100.00	AA– (5)	808,695
410	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 1998A, 5.000%, 7/01/25 (Pre-refunded 7/01/21) – NPFG Insured	7/21 at 100.00	BBB (5)	480,475
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi Obligated Group, Series 2002B, 6.250%, 7/01/22 (Pre-refunded 7/01/12)	7/12 at 101.00	N/R (5)	1,045,190
600	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical Center Hospitals, Series 2002H, 5.375%, 5/15/19 (Pre-refunded 5/15/12) – FGIC Insured	5/12 at 100.00	N/R (5)	614,190
295	Massachusetts Port Authority, Revenue Bonds, Series 1982, 13.000%, 7/01/13 (ETM)	1/12 at 100.00	AAA	333,318
1,500	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/25 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (5)	1,641,255
1,065	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – NPFG Insured (ETM)	No Opt. Call	A3 (5)	1,348,418
8,960	Total U.S. Guaranteed			10,057,710
	Utilities – 2.9% (1.9% of Total Investments)
1,000	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System, Series 2001A, 5.625%, 1/01/16 – NPFG Insured	1/12 at 101.00	Baa1	1,012,050
1,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)	6/12 at 100.00	A–	1,003,170
2,000	Total Utilities			2,015,220
	Water and Sewer – 10.9% (7.2% of Total Investments)
500	Boston Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Senior Lien Refunding Series 2010A, 5.000%, 11/01/30	11/19 at 100.00	AA+	553,475
2,000	Boston Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Senior Series 2004A, 5.000%, 11/01/25	11/14 at 100.00	AA+	2,207,960

Nuveen Investments	49

Nuveen Massachusetts Premium Income Municipal Fund (continued)
NMT	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$60	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2003-9, 5.000%, 8/01/22	8/13 at 100.00	AAA	$62,589
285	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2004-10, 5.000%, 8/01/26	8/14 at 100.00	AAA	299,096
750	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2005-11, 4.500%, 8/01/29	8/15 at 100.00	AAA	774,668
1,000	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2006-12, 4.375%, 8/01/31 (UB)	8/16 at 100.00	AAA	1,028,010
500	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Series 2002A, 5.250%, 8/01/20	8/12 at 100.00	AAA	515,755
1,500	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.000%, 8/01/28 – NPFG Insured	8/17 at 100.00	AA+	1,623,945
625	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A, 4.000%, 8/01/46	8/16 at 100.00	AA+	577,375
7,220	Total Water and Sewer			7,642,873
$102,360	Total Investments (cost $103,614,513) – 151.8%			106,102,961
	Floating Rate Obligations – (2.1)%			(1,435,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (52.4)% (6)			(36,645,000)
	Other Assets Less Liabilities – 2.7%			1,882,526
	Net Assets Applicable to Common Shares – 100%			$69,905,487

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investment is 34.5%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

50	Nuveen Investments

Nuveen Massachusetts Dividend Advantage Municipal Fund
NMB	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 1.2% (0.8% of Total Investments)
$480	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds, Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax) (4)	9/12 at 102.00	Caa3	$343,603
	Education and Civic Organizations – 46.3% (30.8% of Total Investments)
500	Massachusetts Development Finance Agency Revenue Bonds, Lesley University Issue Series B-1 and B-2, 5.250%, 7/01/33 – AGM Insured	7/21 at 100.00	AA–	526,730
375	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2009V-1, 5.000%, 10/01/29	10/19 at 100.00	A	388,875
110	Massachusetts Development Finance Agency, Revenue Bonds, Draper Laboratory, Series 2008, 5.875%, 9/01/30	No Opt. Call	Aa3	120,086
400	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	BBB+	383,960
1,000	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2011A, 5.250%, 4/01/37	4/21 at 100.00	AA–	1,045,340
450	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2007, 5.000%, 9/01/37 – NPFG Insured	9/17 at 100.00	A+	459,545
495	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy and Allied Health Sciences, Series 2005D, 5.000%,	7/15 at 100.00	AA–	515,483
	7/01/27 – AGC Insured
500	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2002A, 5.750%, 1/01/42 – AMBAC Insured	No Opt. Call	A	548,465
2,100	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2008A, 5.000%, 1/01/42 – AGC Insured	1/18 at 100.00	AA–	2,131,265
1,000	Massachusetts Development Finance Authority, Revenue Refunding Bonds, Boston University, Series 1999P, 6.000%, 5/15/59	5/29 at 105.00	A2	1,119,060
990	Massachusetts Educational Finance Authority, Educational Loan Revenue Bonds, Series 2001E, 5.300%, 1/01/16 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	AA	991,822
595	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2008H, 6.350%, 1/01/30 – AGC Insured (Alternative Minimum Tax)	1/18 at 100.00	AA+	633,943
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston College, Series 2003N, 5.250%, 6/01/18	6/13 at 100.00	AA–	1,055,390
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Springfield College, Series 2010, 5.500%, 10/15/31	10/19 at 100.00	Baa1	492,250
1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Wheaton College Issues, Series 2010F, 5.000%, 1/01/41	No Opt. Call	A2	1,528,410
590	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College, Series 2007L, 5.000%, 7/01/31	7/16 at 100.00	AAA	621,170
500	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	BBB	502,565
12,605	Total Education and Civic Organizations			13,064,359
	Health Care – 31.1% (20.7% of Total Investments)
1,200	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System, Series 2011K-6, 5.375%, 7/01/41	7/20 at 100.00	AA	1,259,664
500	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health, Series 2011H, 5.500%, 7/01/31	7/21 at 100.00	A–	507,980
500	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series 2008A, 6.500%, 1/15/38 (4), (5)	1/18 at 100.00	N/R	94,970
160	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Baystate Medical Center, Series 2009I, 5.750%, 7/01/36	7/19 at 100.00	A+	165,805
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System, Series 2001E, 6.250%, 10/01/31	10/13 at 100.00	BBB+	502,740
775	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc., Series B1 Capital Asset Program Converted June 13,2008, 5.375%, 2/01/26 – NPFG Insured	8/18 at 100.00	A–	803,931
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc., Series B2, Capital Asset Program, Converted June 9, 2009, 5.375%, 2/01/27 – NPFG Insured	8/18 at 100.00	A–	514,625

Nuveen Investments	51

Nuveen Massachusetts Dividend Advantage Municipal Fund (continued)
NMB	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Children’s Hospital, Series 2009M, 5.500%, 12/01/39	12/19 at 100.00	AA	$1,056,600
295	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Covenant Health Systems Obligated Group, Series 2002, 6.000%, 7/01/31	1/12 at 101.00	A	298,074
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital, Series 2005E:
550	5.000%, 8/15/25 – RAAI Insured	8/15 at 100.00	N/R	495,710
315	5.000%, 8/15/35 – RAAI Insured	8/15 at 100.00	N/R	255,308
600	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical Center, Series 2005C, 5.000%, 8/15/21 – FGIC Insured	8/15 at 100.00	A+	627,102
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Medical Center, Series 2007D, 5.250%, 8/15/28	8/17 at 100.00	A+	1,023,410
290	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional Medical Center, Series 2007E, 5.000%, 7/15/32	7/17 at 100.00	BBB–	257,967
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital Project, Series 2005D, 5.250%, 7/01/30	7/15 at 100.00	BB–	422,615
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2004B, 6.375%, 7/01/34 (4), (5), (6)	7/14 at 100.00	D	180,000
35	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare System Inc., Series 2001C, 5.750%, 7/01/32	7/12 at 100.00	AA	35,268
285	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health Care, Series 2005D, 5.000%, 7/01/33	7/15 at 100.00	A–	267,624
9,505	Total Health Care			8,769,393
	Housing/Multifamily – 7.4% (5.0% of Total Investments)
565	Massachusetts Development Finance Authority, Multifamily Housing Revenue Bonds, Emerson Manor Project, Series 2007, 4.800%, 7/20/48	7/17 at 100.00	BB	563,226
500	Massachusetts Housing Finance Agency, Housing Revenue Bonds, Series 2003S, 5.050%, 12/01/23 (Alternative Minimum Tax)	6/13 at 100.00	AA–	502,400
1,000	Somerville Housing Authority, Massachusetts, GNMA Collateralized Mortgage Revenue Bonds, Clarendon Hill Towers, Series 2002, 5.200%, 11/20/22	5/12 at 103.00	N/R	1,035,780
2,065	Total Housing/Multifamily			2,101,406
	Housing/Single Family – 4.1% (2.7% of Total Investments)
650	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2006-126, 4.625%, 6/01/32 (Alternative Minimum Tax)	6/16 at 100.00	AA	620,965
480	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2008, Trust 3145, 15.456%, 6/01/16 (IF)	No Opt. Call	AA	537,494
1,130	Total Housing/Single Family			1,158,459
	Industrials – 1.1% (0.7% of Total Investments)
105	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R	101,917
200	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2003, 5.450%, 6/01/14	No Opt. Call	BBB	215,566
305	Total Industrials			317,483
	Long-Term Care – 8.7% (5.8% of Total Investments)
100	Massachusetts Development Finance Agency, Revenue Bonds, Carleton-Willard Village, Series 2010, 5.625%, 12/01/30	12/19 at 100.00	A–	101,869
725	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007, 5.250%, 10/01/26	10/12 at 102.00	N/R	621,557
655	Massachusetts Development Finance Authority, First Mortgage Revenue Bonds, Berkshire Retirement Community – Edgecombe Project, Series 2001A, 6.750%, 7/01/21	1/12 at 102.00	BBB	668,768
1,000	Massachusetts Development Finance Authority, GNMA Collateralized Assisted Living Facility Revenue Bonds, Arbors at Chicopee, Series 2001A, 6.250%, 9/20/42 (Alternative Minimum Tax)	3/12 at 105.00	AAA	1,051,430
2,480	Total Long-Term Care			2,443,624

52	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 15.5% (10.3% of Total Investments)
$310	Ashland, Massachusetts, General Obligation Bonds, Series 2004, 5.250%,	5/15 at 100.00	Aa2	$332,915
	5/15/23 – AMBAC Insured
440	Fall River, Massachusetts, General Obligation Bonds, Series 2003, 5.000%,	2/13 at 101.00	AA–	454,920
	2/01/21 – AGM Insured
1,000	Hampden-Wilbraham Regional School District, Hampden County, Massachusetts, General Obligation Bonds, Series 2011, 5.000%, 2/15/41	2/21 at 100.00	Aa3	1,052,310
500	Norwell, Massachusetts, General Obligation Bonds, Series 2003, 5.000%,	No Opt. Call	AAA	615,000
	11/15/20 – FGIC Insured
500	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/29 – FGIC Insured	No Opt. Call	Baa1	531,110
1,280	Quincy, Massachusetts, General Obligation Bonds, Series 2011, 5.125%, 12/01/33	12/20 at 100.00	Aa2	1,375,846
4,030	Total Tax Obligation/General			4,362,101
	Tax Obligation/Limited – 10.7% (7.1% of Total Investments)
395	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2004, 5.000%, 5/01/26 – AMBAC Insured	5/14 at 100.00	A–	416,054
385	Massachusetts Bay Transportation Authority, Senior Lien Sales Tax Revenue Refunding Bonds, Series 2004C, 5.250%, 7/01/21	No Opt. Call	AAA	480,137
250	Massachusetts College Building Authority, Project Revenue Bonds, Series 2006A, 5.000%, 5/01/31 – AMBAC Insured	5/16 at 100.00	Aa2	260,388
550	Massachusetts College Building Authority, Project Revenue Bonds, Series 2008A, 5.000%, 5/01/33 – AGC Insured	5/18 at 100.00	Aa2	572,160
500	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A, 5.000%, 8/15/20 – AGM Insured (UB)	8/15 at 100.00	AA+	559,370
230	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%, 1/01/20 – FGIC Insured	No Opt. Call	A1	264,318
455	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.375%, 10/01/19	4/12 at 100.00	BBB+	455,960
2,765	Total Tax Obligation/Limited			3,008,387
	Transportation – 4.2% (2.8% of Total Investments)
500	Massachusetts Port Authority, Airport System Revenue Bonds, Series 2010A, 5.000%, 7/01/30	7/20 at 100.00	AA–	534,705
400	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series 2007, 5.000%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)	7/17 at 100.00	A3	396,684
260	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Parking Revenue Bonds, Senior Lien Series 2011, 5.000%, 7/01/41	7/21 at 100.00	A+	264,246
1,160	Total Transportation			1,195,635
	U.S. Guaranteed – 6.0% (4.0% of Total Investments) (7)
230	Massachusetts College Building Authority, Project Revenue Bonds, Series 2004A, 5.000%, 5/01/19 (Pre-refunded 5/01/14) – NPFG Insured	5/14 at 100.00	Aa2 (7)	254,088
500	Massachusetts Development Finance Authority, Revenue Bonds, Milton Academy, Series 2003A, 5.000%, 9/01/19 (Pre-refunded 9/01/13)	9/13 at 100.00	AA– (7)	539,130
80	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Covenant Health Systems Obligated Group, Series 2002, 6.000%, 7/01/31 (Pre-refunded 1/01/12)	1/12 at 101.00	A (7)	81,200
750	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/25 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (7)	820,628
1,560	Total U.S. Guaranteed			1,695,046
	Utilities – 5.6% (3.7% of Total Investments)
1,070	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System, Series 2001A, 5.625%, 1/01/14 – NPFG Insured	1/12 at 101.00	Baa1	1,082,926
500	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)	6/12 at 100.00	A–	501,585
1,570	Total Utilities			1,584,511

Nuveen Investments	53

Nuveen Massachusetts Dividend Advantage Municipal Fund (continued)
NMB	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 8.5% (5.6% of Total Investments)
$530	Boston Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Senior Series 2004A, 5.000%, 11/01/25	11/14 at 100.00	AA+	$585,109
125	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005, 6.000%, 7/01/25	7/15 at 100.00	Ba2	126,799
500	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2005-11, 4.500%, 8/01/29	8/15 at 100.00	AAA	516,445
400	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2006-12, 4.375%, 8/01/31 (UB)	8/16 at 100.00	AAA	411,204
500	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Series 2002A, 5.250%, 8/01/20	8/12 at 100.00	AAA	515,755
250	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A, 4.000%, 8/01/46	8/16 at 100.00	AA+	230,950
2,305	Total Water and Sewer			2,386,262
$41,960	Total Investments (cost $41,955,116) – 150.4%			42,430,269
	Floating Rate Obligations – (2.0)%			(560,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (52.2)% (8)			(14,725,000)
	Other Assets Less Liabilities – 3.8%			1,077,399
	Net Assets Applicable to Common Shares – 100%			$28,222,668
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(5)
For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Investment Valuation for more information.

(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.
(7)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(8)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investment is 34.7%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

54	Nuveen Investments

Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund
NGX	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 27.9% (18.2% of Total Investments)
$600	Massachusetts Development Finance Agency Revenue Bonds, Lesley University Issue Series B-1 and B-2, 5.250%, 7/01/33 – AGM Insured	7/21 at 100.00	AA–	$632,076
1,135	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2005T-1, 5.000%, 10/01/39 – AMBAC Insured	10/15 at 100.00	A	1,138,655
600	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2007, 5.000%, 9/01/37 – NPFG Insured	9/17 at 100.00	A+	612,726
1,250	Massachusetts Development Finance Authority, Revenue Bonds, Middlesex School, Series 2003, 5.000%, 9/01/33	9/13 at 100.00	A1	1,260,225
1,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2002A, 5.750%, 1/01/42 – AMBAC Insured	No Opt. Call	A	1,096,930
3,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2008A, 5.000%, 1/01/42 – AGC Insured	1/18 at 100.00	AA–	3,044,670
1,750	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston College, Series 2003N, 5.125%, 6/01/37	6/13 at 100.00	AA–	1,773,310
1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Worcester State College, Series 2002, 5.000%, 11/01/32 – AMBAC Insured	11/12 at 100.00	A2	1,506,555
10,835	Total Education and Civic Organizations			11,065,147
	Health Care – 11.1% (7.2% of Total Investments)
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Healthcare Obligated Group, Series 2004D, 5.125%, 11/15/35 – AGC Insured	11/19 at 100.00	AA–	508,480
335	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 1998A, 5.000%, 7/01/25 – NPFG Insured	1/12 at 100.00	A–	335,034
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc., Series B1 Capital Asset Program Converted June 13,2008:
450	5.375%, 2/01/26 – NPFG Insured	8/18 at 100.00	A–	466,799
600	5.375%, 2/01/27 – NPFG Insured	8/18 at 100.00	A–	617,550
1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc., Series B2, Capital Asset Program, Converted June 9, 2009, 5.375%, 2/01/28 – NPFG Insured	8/18 at 100.00	A–	1,540,440
585	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional Medical Center, Series 2007E, 5.000%, 7/15/32	7/17 at 100.00	BBB–	520,381
200	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital Project, Series 2005D, 5.250%, 7/01/30	7/15 at 100.00	BB–	169,046
250	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health Care, Series 2005D, 5.000%, 7/01/33	7/15 at 100.00	A–	234,758
4,420	Total Health Care			4,392,488
	Housing/Multifamily – 11.5% (7.5% of Total Investments)
500	Boston Housing Authority, Massachusetts, Capital Program Revenue Bonds, Series 2008, 5.000%, 4/01/20 – AGM Insured	4/18 at 100.00	AA–	552,220
750	Massachusetts Development Finance Authority, Multifamily Housing Revenue Bonds, Emerson Manor Project, Series 2007, 4.800%, 7/20/48	7/17 at 100.00	BB	747,645
2,000	Massachusetts Housing Finance Agency, Housing Bonds, Series 2003H, 5.125%, 6/01/43	12/12 at 100.00	AA–	2,005,320
1,265	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2002H, 5.200%, 7/01/42 – AGM Insured	7/12 at 100.00	AA–	1,267,631
4,515	Total Housing/Multifamily			4,572,816
	Industrials – 7.5% (4.9% of Total Investments)
	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street Redevelopment, M/SRBC Project, Series 2002A:
1,475	5.125%, 8/01/28 – NPFG Insured	2/12 at 100.00	Baa1	1,474,838
1,500	5.125%, 2/01/34 – NPFG Insured	2/12 at 100.00	Baa1	1,499,865
2,975	Total Industrials			2,974,703

Nuveen Investments	55

Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund (continued)
NGX	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Long-Term Care – 4.7% (3.1% of Total Investments)
$1,750	Massachusetts Development Finance Authority, GNMA Collateralized Revenue Bonds, Neville Communities, Series 2002A, 6.000%, 6/20/44	12/12 at 105.00	AA+	$1,867,880
	Tax Obligation/General – 12.9% (8.4% of Total Investments)
1,280	Littleton, Massachusetts, General Obligation Bonds, Series 2003, 5.000%,	1/13 at 101.00	AA	1,340,006
	1/15/21 – FGIC Insured
1,500	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2004B, 5.250%, 8/01/21 – AGM Insured	No Opt. Call	AA+	1,873,800
1,705	North Attleborough, Massachusetts, General Obligation Bonds, Series 2004, 5.000%, 7/15/15 – FGIC Insured	7/14 at 101.00	Aa2	1,901,109
4,485	Total Tax Obligation/General			5,114,915
	Tax Obligation/Limited – 10.6% (6.9% of Total Investments)
3,000	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2002, 5.000%, 5/01/32 – AMBAC Insured	5/13 at 100.00	A–	3,078,480
750	Massachusetts College Building Authority, Project Revenue Bonds, Series 2008A, 5.000%, 5/01/33 – AGC Insured	5/18 at 100.00	Aa2	780,218
300	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%, 1/01/20 – FGIC Insured	No Opt. Call	A1	344,763
4,050	Total Tax Obligation/Limited			4,203,461
	Transportation – 2.5% (1.7% of Total Investments)
1,000	Massachusetts Port Authority, Revenue Bonds, Series 2003A, 5.000%, 7/01/33 – NPFG Insured	7/13 at 100.00	AA–	1,010,660
	U.S. Guaranteed – 42.1% (27.5% of Total Investments) (4)
2,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Series 2002A, 5.000%, 7/01/27 (Pre-refunded 7/01/12) – FGIC Insured	7/12 at 100.00	AAA	2,055,900
2,790	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003A, 5.250%, 5/01/22 (Pre-refunded 5/01/13) – SYNCORA GTY Insured	5/13 at 100.00	Aa2 (4)	2,979,636
500	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy and Allied Health Sciences, Series 2003C, 6.375%, 7/01/23 (Pre-refunded 7/01/13)	7/13 at 101.00	A (4)	551,520
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical Center Hospitals, Series 2002H:
100	5.000%, 5/15/25 (Pre-refunded 5/15/12) – FGIC Insured	5/12 at 100.00	N/R (4)	102,194
2,400	5.000%, 5/15/25 (Pre-refunded 5/15/12) – FGIC Insured	5/12 at 100.00	N/R (4)	2,452,656
295	Massachusetts Port Authority, Revenue Bonds, Series 1982, 13.000%, 7/01/13 (ETM)	1/12 at 100.00	AAA	333,318
1,000	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/21 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (4)	1,094,170
1,500	Pittsfield, Massachusetts, General Obligation Bonds, Series 2002, 5.000%, 4/15/18 (Pre-refunded 4/15/12) – NPFG Insured	4/12 at 101.00	AA (4)	1,541,400
3,000	Springfield, Massachusetts, General Obligation Bonds, Series 2003, 5.250%, 1/15/22 (Pre-refunded 1/15/13) – NPFG Insured	1/13 at 100.00	AA (4)	3,166,288
2,140	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series 2004-1, 5.375%, 11/01/21 (Pre-refunded 11/01/14) – AMBAC Insured	11/14 at 100.00	AA– (4)	2,428,921
15,725	Total U.S. Guaranteed			16,706,003
	Utilities – 3.1% (2.1% of Total Investments)
1,210	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA–	1,243,420
	Water and Sewer – 19.2% (12.5% of Total Investments)
1,900	Lynn Water and Sewer Commission, Massachusetts, General Revenue Bonds, Series 2003A, 5.000%, 12/01/32 – NPFG Insured	12/13 at 100.00	A1	1,919,266
600	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2006-12, 4.375%, 8/01/31 (UB)	8/16 at 100.00	AAA	616,806

56	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2002J, 5.250%, 8/01/19 – AGM Insured	No Opt. Call	AA+	$1,231,910
1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2004D, 5.000%, 8/01/24 – NPFG Insured	8/13 at 100.00	AA+	1,058,920
	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A:
1,500	5.000%, 8/01/31 – AMBAC Insured	8/16 at 100.00	AA+	1,583,175
125	4.000%, 8/01/46	8/16 at 100.00	AA+	115,475
500	Springfield Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Refunding Series 2010B, 5.000%, 11/15/30 – AGC Insured	No Opt. Call	AA–	544,990
495	Springfield Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Series 2003A, 5.000%, 7/01/16 – NPFG Insured	7/14 at 100.00	A+	536,808
7,120	Total Water and Sewer			7,607,350
$58,085	Total Investments (cost $58,719,651) – 153.1%			60,758,843
	Floating Rate Obligations – (0.9)%			(340,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (55.6)% (5)			(22,075,000)
	Other Assets Less Liabilities – 3.4%			1,334,773
	Net Assets Applicable to Common Shares – 100%			$39,678,616

The Fund intends to invest at least 80% of its managed assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Insurance, for more information.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage or Total Investments is 36.3%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	57

Nuveen Missouri Premium Income Municipal Fund
NOM	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.4% (2.2% of Total Investments)
$1,000	Missouri Development Finance Board, Solid Waste Disposal Revenue Bonds, Procter and Gamble Inc., Series 1999, 5.200%, 3/15/29 (Alternative Minimum Tax)	No Opt. Call	AA–	$1,101,850
	Education and Civic Organizations – 9.0% (5.6% of Total Investments)
250	Lincoln University, Missouri, Auxillary System Revenue Bonds, Series 2007, 5.125%, 6/01/37 – AGC Insured	6/17 at 100.00	AA–	254,190
630	Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T. Still University of Health Sciences, Series 2011, 5.250%, 10/01/41	10/21 at 100.00	A–	636,464
700	Missouri Health and Educational Facilities Authority, Revenue Bonds, Rockhurst University, Series 2011A, 6.500%, 10/01/35	10/18 at 103.00	BBB	743,274
550	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2011B, 5.000%, 11/15/37	11/21 at 100.00	AAA	610,308
600	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University, Series 2011, 5.000%, 4/01/36	4/21 at 100.00	A2	623,790
2,730	Total Education and Civic Organizations			2,868,026
	Health Care – 33.2% (20.7% of Total Investments)
485	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Saint Francis Medical Center, Series 2009A, 5.750%, 6/01/39	6/19 at 100.00	AA–	505,525
760	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2007, 5.000%, 6/01/27	6/17 at 100.00	BBB+	738,051
930	Cass County, Missouri, Hospital Revenue Bonds, Series 2007, 5.625%, 5/01/38	11/16 at 100.00	BBB+	852,996
480	Clinton County Industrial Development Authority, Missouri, Revenue Bonds, Cameron Regional Medical Center, Series 2007, 5.000%, 12/01/37	12/17 at 100.00	N/R	379,171
750	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2004, 5.500%, 2/15/29	2/15 at 102.00	BBB+	747,870
540	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Capital Region Medical Center, Series 2011, 5.000%, 11/01/27	11/20 at 100.00	A3	550,292
500	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, St. Luke’s Episcopal and Presbyterian Hospitals, Series 2011, 5.000%, 12/01/25	12/21 at 100.00	A+	526,505
2,000	Missouri Health and Educational Facilities Authority, Health Facility Revenue Bonds, St. Luke’s Health System, Series 2010A, 5.000%, 11/15/30	11/20 at 100.00	A+	2,052,977
	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series 2003:
1,500	5.125%, 5/15/25	5/13 at 100.00	AA	1,563,555
1,155	5.250%, 5/15/32	5/13 at 100.00	AA	1,166,666
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health System, Series 2003, 5.700%, 2/15/34	2/14 at 100.00	BBB+	506,930
720	Saline County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, John Fitzgibbon Memorial Hospital Inc., Series 2010, 5.600%, 12/01/28	12/20 at 100.00	BBB–	693,648
350	St. Louis County Industrial Development Authority, Missouri, Healthcare Facilities Revenue Bonds, Ranken-Jordan Project, Refunding Series 2007, 5.000%, 11/15/27	11/16 at 100.00	N/R	300,003
10,670	Total Health Care			10,584,189
	Housing/Multifamily – 3.3% (2.0% of Total Investments)
375	Jefferson County Industrial Development Authority, Missouri, Multifamily Housing Revenue Bonds, Lakewood Apartments Project, Series 2001B, 5.750%, 11/01/34 (Mandatory put 11/01/16) (Alternative Minimum Tax)	6/12 at 100.00	N/R	375,401
165	Missouri Housing Development Commission, Multifamily Housing Revenue Bonds, Series 2001II, 5.250%, 12/01/16	6/12 at 100.00	AA	165,370
500	St. Charles County Industrial Development Authority, Missouri, FHA-Insured Multifamily Housing Revenue Bonds, Ashwood Apartments, Series 1998A, 5.600%, 4/01/30 – AGM Insured (Alternative Minimum Tax)	4/12 at 100.00	Aaa	500,230
1,040	Total Housing/Multifamily			1,041,001

58	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Single Family – 3.0% (1.9% of Total Investments)
$350	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2007A-1, 4.700%, 9/01/27 (Alternative Minimum Tax)	9/16 at 100.00	AA+	$350,641
615	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2007C-1, 4.800%, 9/01/38 (Alternative Minimum Tax)	3/17 at 100.00	AA+	602,700
965	Total Housing/Single Family			953,341
	Long-Term Care – 10.3% (6.4% of Total Investments)
1,750	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior Services – Heisinger Project, Series 2004, 5.500%, 2/01/35	2/14 at 100.00	BBB+	1,678,023
500	Joplin Industrial Development Authority, Missouri, Revenue Bonds, Christian Homes Inc., Series 2007F, 5.750%, 5/15/31	5/17 at 100.00	BBB–	465,155
475	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2007A, 5.125%, 8/15/32	8/17 at 100.00	BBB–	434,725
250	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2011, 6.000%, 2/01/41	2/21 at 100.00	BBB+	251,113
500	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of West County, Series 2007A, 5.500%, 9/01/28	9/17 at 100.00	BBB	475,530
3,475	Total Long-Term Care			3,304,546
	Materials – 2.1% (1.3% of Total Investments)
750	Sugar Creek, Missouri, Industrial Development Revenue Bonds, Lafarge North America Inc., Series 2003A, 5.650%, 6/01/37 (Alternative Minimum Tax)	6/13 at 101.00	BB+	661,230
	Tax Obligation/General – 20.7% (12.9% of Total Investments)
1,500	Camdenton Reorganized School District R3, Camden County, Missouri, General Obligation Bonds, Series 2005, 5.250%, 3/01/24 – AGM Insured	No Opt. Call	AA–	1,657,680
1,685	Independence School District, Jackson County, Missouri, General Obligation Bonds, Series 2010, 5.000%, 3/01/27	3/20 at 100.00	AA+	1,883,291
500	Jackson County School District R-7, Lees Summit, Missouri, General Obligation Refunding and Improvement Bonds, Series 2002, 5.250%, 3/01/18 – AGM Insured	3/12 at 100.00	AA+	505,635
500	Missouri School Boards Association, Lease Participation Certificates, Clay County School District 53 Liberty, Series 2007, 5.250%, 3/01/27 – AGM Insured	3/17 at 100.00	AA–	536,535
1,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 – NPFG Insured	No Opt. Call	Baa1	1,087,600
900	Ritenour Consolidated School District, St. Louis County, Missouri, General Obligation Bonds, Series 1995, 7.375%, 2/01/12 – FGIC Insured	No Opt. Call	Aa2	909,972
20	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series 2004, 5.250%, 3/01/20 – AGM Insured	3/14 at 100.00	AA	21,606
6,105	Total Tax Obligation/General			6,602,319
	Tax Obligation/Limited – 28.8% (17.9% of Total Investments)
600	Chesterfield, Missouri, Certificates of Participation, Series 2005, 5.000%, 12/01/24 – FGIC Insured	12/15 at 100.00	Aa1	627,888
80	Cottleville, Missouri, Certificates of Participation, Series 2006, 5.250%, 8/01/31	8/14 at 100.00	N/R	78,980
240	Fenton, Missouri, Tax Increment Revenue Bonds, Gravois Bluffs Redevelopment Project, Series 2006, 4.500%, 4/01/21	4/14 at 100.00	BBB+	244,572
315	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006, 5.000%, 6/01/28	6/16 at 100.00	N/R	237,976
475	Jackson County, Missouri, Special Obligation Bonds, Truman Medical Center Project, Series 2011B, 4.350%, 12/01/23	12/21 at 100.00	Aa3	496,893
300	Kansas City Industrial Development Authority, Missouri, Downtown Redevelopment District Revenue Bonds, Series 2011A, 5.000%, 9/01/32	9/21 at 100.00	AA–	306,366
475	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Briarcliff West Project, Series 2006A, 5.400%, 6/01/24	6/14 at 102.00	N/R	424,750
100	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Shoal Creek Parkway Project, Series 2011, 5.000%, 6/01/21	6/16 at 100.00	N/R	101,569

Nuveen Investments	59

Nuveen Missouri Premium Income Municipal Fund (continued)
NOM	Portfolio of Investments
November 30, 2011 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$360	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing Project, Series 2005A, 5.000%, 6/01/35	6/15 at 100.00	A	$362,585
415	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Crackerneck Creek Project, Series 2006C, 5.000%, 3/01/28	3/16 at 100.00	A–	406,156
450	Monarch-Chesterfield Levee District, St. Louis County, Missouri, Levee District Improvement Bonds, Series 1999, 5.750%, 3/01/19 – NPFG Insured	3/12 at 100.00	A	451,602
500	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Transportation Development District, Series 2006, 5.000%, 5/01/23	5/12 at 102.00	N/R	424,685
1,750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+	1,892,030
1,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/41 – NPFG Insured	No Opt. Call	Aa2	233,730
600	Riverside, Missouri, L-385 Levee Redevelopment Plan Tax Increment Revenue Bonds, Series 2004, 5.250%, 5/01/20	5/15 at 100.00	A	622,176
1,395	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park Projects, Series 2000A, 6.125%, 6/01/21 – AMBAC Insured	6/12 at 100.00	N/R	1,395,000
	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A:
340	5.375%, 11/01/24	11/14 at 100.00	N/R	320,773
400	5.500%, 11/01/27	11/14 at 100.00	N/R	369,996
200	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.500%, 11/01/27	11/14 at 100.00	N/R	182,180
10,495	Total Tax Obligation/Limited			9,179,907
	Transportation – 16.6% (10.3% of Total Investments)
500	Kansas City, Missouri, Passenger Facility Charge Revenue Bonds, Kansas City International Airport, Series 2001, 5.000%, 4/01/23 – AMBAC Insured (Alternative Minimum Tax)	4/12 at 100.50	A	505,300
1,000	St. Louis Land Clearance Redevelopment Authority, Missouri, Revenue Refunding and Improvement Bonds, LCRA Parking Facilities, Series 1999C, 7.000%, 9/01/19	3/12 at 100.00	N/R	1,000,090
1,000	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005, 5.500%, 7/01/18 – NPFG Insured	No Opt. Call	A–	1,132,410
2,500	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2007A, 5.000%, 7/01/21 – AGM Insured	7/17 at 100.00	AA–	2,660,625
5,000	Total Transportation			5,298,425
	U.S. Guaranteed – 13.9% (8.7% of Total Investments) (4)
685	Fenton, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Gravois Bluffs Redevelopment Project, Series 2002, 6.125%, 10/01/21 (Pre-refunded 10/01/12)	10/12 at 100.00	AAA	718,620
1,630	North Kansas City School District, Missouri, General Obligation Bonds, Series 2003A, 5.000%, 3/01/23 (Pre-refunded 3/01/13)	3/13 at 100.00	AA+ (4)	1,724,980
	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series 2004:
80	5.250%, 3/01/20 (Pre-refunded 3/01/14) – AGM Insured	3/14 at 100.00	AA (4)	88,467
250	5.250%, 3/01/20 (Pre-refunded 3/01/14) – AGM Insured	3/14 at 100.00	AA– (4)	276,460
500	St. Louis County, Missouri, GNMA Collateralized Mortgage Revenue Bonds, Series 1993D, 5.650%, 7/01/20 (Alternative Minimum Tax) (ETM)	No Opt. Call	AA+ (4)	614,505
1,000	St. Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Carnahan Courthouse, Series 2002A, 5.750%, 2/15/16 (Pre-refunded 2/15/12) – FGIC Insured	2/12 at 100.00	N/R (4)	1,011,600
4,145	Total U.S. Guaranteed			4,434,632
	Utilities – 3.6% (2.2% of Total Investments)
100	Missouri Joint Municipal Electric Utility Commission, Iatan 2 Power Project Revenue Bonds, Series 2006A, 4.125%, 1/01/21 – AMBAC Insured	1/16 at 100.00	A3	103,650
500	Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Revenue Bonds, Series 2006, 5.000%, 1/01/34 – NPFG Insured	1/16 at 100.00	A–	502,635
530	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.250%, 7/01/40	7/20 at 100.00	A3	531,972
1,130	Total Utilities			1,138,257

60	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 12.7% (7.9% of Total Investments)
$600	Carroll County Public Water Supply District 1, Missouri, Water System Revenue Bonds, Refunding Series 2009, 6.000%, 3/01/39	3/18 at 100.00	A	$644,304
200	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2006C, 5.000%, 5/01/36 – NPFG Insured	5/17 at 100.00	AAA	208,612
2,965	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC Insured (Alternative Minimum Tax) (UB)	12/16 at 100.00	AA+	2,859,535
350	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control Revenue Bonds, State Revolving Fund Program – Kansas City Project, Series 1997C, 6.750%, 1/01/12	No Opt. Call	Aaa	351,929
4,115	Total Water and Sewer			4,064,380
$51,620	Total Investments (cost $50,621,766) – 160.6%			51,232,103
	Floating Rate Obligations – (7.0)%			(2,225,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (56.0)% (5)			(17,880,000)
	Other Assets Less Liabilities – 2.4%			778,214
	Net Assets Applicable to Common Shares – 100%			$31,905,317

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 34.9%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	61

Statement of
Assets & Liabilities
November 30, 2011 (Unaudited)

	Connecticut Premium Income (NTC	)	Connecticut Dividend Advantage (NFC	)	Connecticut Dividend Advantage 2 (NGK	)	Connecticut Dividend Advantage 3 (NGO	)
Assets
Investments, at value (cost $117,450,103, $60,130,978, $52,389,487 and $97,467,499, respectively)	$120,713,593		$61,757,328		$53,855,427		$99,478,311
Cash	103,435		86,121		—		58,668
Receivables:
Interest	1,774,120		891,280		807,215		1,493,360
Investments sold	—		25,697		505,524		—
Deferred offering costs	816,394		377,828		335,982		482,261
Other assets	16,465		8,190		32,590		12,360
Total assets	123,424,007		63,146,444		55,536,738		101,524,960
Liabilities
Cash overdraft	—		—		388,567		—
Floating rate obligations	7,965,000		3,820,000		3,460,000		5,780,000
Payables:
Common share dividends	288,207		144,029		139,111		227,634
Interest	78,197		44,350		36,724		70,670
Offering costs	294,430		116,458		104,324		124,243
MuniFund Term Preferred (MTP) Shares, at liquidation value	36,080,000		20,470,000		16,950,000		32,000,000
Accrued expenses:
Management fees	61,476		31,506		25,295		50,918
Other	306,905		102,537		65,846		199,931
Total liabilities	45,074,215		24,728,880		21,169,867		38,453,396
Net assets applicable to Common shares	$78,349,792		$38,417,564		$34,366,871		$63,071,564
Common shares outstanding	5,365,029		2,586,033		2,320,371		4,367,134
Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$14.60		$14.86		$14.81		$14.44
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$53,650		$25,860		$23,204		$43,671
Paid-in surplus	74,362,277		36,557,599		32,737,780		61,436,457
Undistributed (Over-distribution of) net investment income	449,879		102,190		88,571		14,623
Accumulated net realized gain (loss)	220,496		105,565		51,376		(433,999)
Net unrealized appreciation (depreciation)	3,263,490		1,626,350		1,465,940		2,010,812
Net assets applicable to Common shares	$78,349,792		$38,417,564		$34,366,871		$63,071,564
Authorized shares:
Common	Unlimited		Unlimited		Unlimited		Unlimited
Auction Rate Preferred Shares (ARPS)	Unlimited		Unlimited		Unlimited		Unlimited
MTP	Unlimited		Unlimited		Unlimited		Unlimited

See accompanying notes to financial statements.

62	Nuveen Investments

	Massachusetts Premium Income (NMT	)	Massachusetts Dividend Advantage (NMB )	Insured Massachusetts Tax-Free Advantage (NGX )	Missouri Premium Income (NOM	)
Assets
Investments, at value (cost $103,614,513, $41,955,116, $58,719,651 and $50,621,766, respectively)	$106,102,961		$42,430,269	$60,758,843	$51,232,103
Cash	—		256,483	400,640	—
Receivables:
Interest	1,811,974		770,741	904,220	752,062
Investments sold	46,119		56,466	—	—
Deferred offering costs	828,922		309,064	367,238	472,995
Other assets	15,010		5,378	33,627	7,075
Total assets	108,804,986		43,828,401	62,464,568	52,464,235
Liabilities
Cash overdraft	22,737		—	—	56,362
Floating rate obligations	1,435,000		560,000	340,000	2,225,000
Payables:
Common share dividends	289,514		123,741	159,164	139,198
Interest	82,294		31,902	48,752	31,290
Offering costs	324,920		110,860	99,440	167,697
MuniFund Term Preferred (MTP) Shares, at liquidation value	36,645,000		14,725,000	22,075,000	17,880,000
Accrued expenses:
Management fees	54,854		22,131	31,794	25,628
Other	45,180		32,099	31,802	33,743
Total liabilities	38,899,499		15,605,733	22,785,952	20,558,918
Net assets applicable to Common shares	$69,905,487		$28,222,668	$39,678,616	$31,905,317
Common shares outstanding	4,774,788		1,965,699	2,727,011	2,321,560
Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$14.64		$14.36	$14.55	$13.74
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$47,748		$19,657	$27,270	$23,216
Paid-in surplus	66,107,910		27,765,820	38,282,317	31,067,947
Undistributed (Over-distribution of) net investment income	659,681		(5,535)	(34,312)	395,478
Accumulated net realized gain (loss)	601,700		(32,427)	(635,851)	(191,661)
Net unrealized appreciation (depreciation)	2,488,448		475,153	2,039,192	610,337
Net assets applicable to Common shares	$69,905,487		$28,222,668	$39,678,616	$31,905,317
Authorized shares:
Common	Unlimited		Unlimited	Unlimited	Unlimited
Auction Rate Preferred Shares (ARPS)	Unlimited		Unlimited	Unlimited	Unlimited
MTP	Unlimited		Unlimited	Unlimited	Unlimited

See accompanying notes to financial statements.

Nuveen Investments	63

Statement of
Operations
Six Months Ended November 30, 2011 (Unaudited)

	Connecticut		Connecticut		Connecticut	Connecticut
	Premium		Dividend		Dividend	Dividend
	Income		Advantage		Advantage 2	Advantage 3
	(NTC	)	(NFC	)	(NGK )	(NGO	)
Investment Income	$2,786,844		$1,431,364		$1,283,248	$2,315,913
Expenses
Management fees	373,700		191,340		167,083	309,495
Shareholders’ servicing agent fees and expenses	13,995		8,618		8,572	8,603
Interest expense and amortization of offering costs	607,243		335,053		281,875	516,134
Custodian’s fees and expenses	12,835		7,776		7,333	11,180
Trustees’ fees and expenses	1,792		921		805	1,491
Professional fees	11,063		10,134		9,988	10,748
Shareholders’ reports — printing and mailing expenses	14,756		8,553		7,587	13,239
Stock exchange listing fees	19,401		7,395		7,378	7,924
Investor relations expense	3,700		2,178		1,744	3,578
Reorganization expense	260,000		70,000		35,000	160,000
Other expenses	29,675		24,869		22,800	26,259
Total expenses before custodian fee credit and expense reimbursement	1,348,160		666,837		550,165	1,068,651
Custodian fee credit	(422)		(665)		(144)	(336)
Expense reimbursement	—		—		(13,301)	—
Net expenses	1,347,738		666,172		536,720	1,068,315
Net investment income (loss)	1,439,106		765,192		746,528	1,247,598
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	177,224		36,117		60,780	66,895
Change in net unrealized appreciation (depreciation) of investments	2,349,167		1,247,654		973,025	1,837,213
Net realized and unrealized gain (loss)	2,526,391		1,283,771		1,033,805	1,904,108
Net increase (decrease) in net assets applicable to Common shares from operations	$3,965,497		$2,048,963		$1,780,333	$3,151,706

See accompanying notes to financial statements.

64	Nuveen Investments

					Insured
	Massachusetts		Massachusetts		Massachusetts		Missouri
	Premium		Dividend		Tax-Free		Premium
	Income		Advantage		Advantage		Income
	(NMT	)	(NMB	)	(NGX	)	(NOM	)
Investment Income	$2,694,238		$1,093,077		$1,453,501		$1,291,861
Expenses
Management fees	332,915		134,605		194,030		155,268
Shareholders’ servicing agent fees and expenses	12,419		8,328		8,333		9,642
Interest expense and amortization of offering costs	613,071		240,382		352,669		250,539
Custodian’s fees and expenses	11,429		6,422		6,584		6,803
Trustees’ fees and expenses	1,664		676		974		774
Professional fees	10,868		21,428		10,154		9,937
Shareholders’ reports — printing and mailing expenses	15,536		7,084		8,842		8,918
Stock exchange listing fees	32,010		124		7,820		7,667
Investor relations expense	3,799		1,617		2,287		1,660
Reorganization expense	—		—		—		—
Other expenses	27,642		24,575		25,591		17,934
Total expenses before custodian fee credit and expense reimbursement	1,061,353		445,241		617,284		469,142
Custodian fee credit	(138)		(171)		(127)		(90)
Expense reimbursement	—		—		—		—
Net expenses	1,061,215		445,070		617,157		469,052
Net investment income (loss)	1,633,023		648,007		836,344		822,809
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	484,383		105,970		72,747		22,412
Change in net unrealized appreciation (depreciation) of investments	2,045,690		794,023		613,277		1,333,577
Net realized and unrealized gain (loss)	2,530,073		899,993		686,024		1,355,989
Net increase (decrease) in net assets applicable to Common shares from operations	$4,163,096		$1,548,000		$1,522,368		$2,178,798

See accompanying notes to financial statements.

Nuveen Investments	65

Statement of
Changes in Net Assets (Unaudited)

	Connecticut Premium Income (NTC)		Connecticut Dividend Advantage (NFC)		Connecticut Dividend Advantage 2 (NGK)
	Six Months Ended 11/30/11	Year Ended 5/31/11	Six Months Ended 11/30/11	Year Ended 5/31/11	Six Months Ended 11/30/11	Year Ended 5/31/11
Operations
Net investment income (loss)	$1,439,106	$3,621,121	$765,192	$1,730,599	$746,528	$1,556,524
Net realized gain (loss) from investments	177,224	109,734	36,117	99,244	60,780	39,359
Change in net unrealized appreciation (depreciation) of investments	2,349,167	(1,715,466)	1,247,654	(1,068,421)	973,025	(1,129,788)
Distributions to Auction Rate Preferred Shareholders:
From net investment income	—	(39,361)	—	—	—	—
Net increase (decrease) in net assets applicable to Common shares from operations	3,965,497	1,976,028	2,048,963	761,422	1,780,333	466,095
Distributions to Common Shareholders
From net investment income	(1,899,221)	(3,798,441)	(965,883)	(1,985,824)	(894,490)	(1,837,401)
From accumulated net realized gains	—	—	—	—	—	—
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(1,899,221)	(3,798,441)	(965,883)	(1,985,824)	(894,490)	(1,837,401)
Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions	—	—	—	26,531	2,815	16,467
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	—	—	—	26,531	2,815	16,467
Net increase (decrease) in net assets applicable to Common shares	2,066,276	(1,822,413)	1,083,080	(1,197,871)	888,658	(1,354,839)
Net assets applicable to Common shares at the beginning of period	76,283,516	78,105,929	37,334,484	38,532,355	33,478,213	34,833,052
Net assets applicable to Common shares at the end of period	$78,349,792	$76,283,516	$38,417,564	$37,334,484	$34,366,871	$33,478,213
Undistributed (Over-distribution of) net investment income at the end of period	$449,879	$909,994	$102,190	$302,881	$88,571	$236,533

See accompanying notes to financial statements.

66	Nuveen Investments

	Connecticut Dividend Advantage 3 (NGO)		Massachusetts Premium Income (NMT)		Massachusetts Dividend Advantage (NMB)
	Six Months Ended 11/30/11	Year Ended 5/31/11	Six Months Ended 11/30/11	Year Ended 5/31/11	Six Months Ended 11/30/11	Year Ended 5/31/11
Operations
Net investment income (loss)	$1,247,598	$2,785,608	$1,633,023	$3,589,129	$648,007	$1,345,889
Net realized gain (loss) from investments	66,895	95	484,383	102,652	105,970	(158,330)
Change in net unrealized appreciation (depreciation) of investments	1,837,213	(1,241,126)	2,045,690	(1,273,832)	794,023	(356,215)
Distributions to Auction Rate Preferred Shareholders:
From net investment income	—	—	—	(42,554)	—	—
Net increase (decrease) in net assets applicable to Common shares from operations	3,151,706	1,544,577	4,163,096	2,375,395	1,548,000	831,344
Distributions to Common Shareholders
From net investment income	(1,539,415)	(3,144,336)	(1,862,168)	(3,723,001)	(790,211)	(1,627,118)
From accumulated net realized gains	—	—	—	(179,532)	—	—
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(1,539,415)	(3,144,336)	(1,862,168)	(3,902,533)	(790,211)	(1,627,118)
Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions	—	—	—	100,786	—	25,160
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	—	—	—	100,786	—	25,160
Net increase (decrease) in net assets applicable to Common shares	1,612,291	(1,599,759)	2,300,928	(1,426,352)	757,789	(770,614)
Net assets applicable to Common shares at the beginning of period	61,459,273	63,059,032	67,604,559	69,030,911	27,464,879	28,235,493
Net assets applicable to Common shares at the end of period	$63,071,564	$61,459,273	$69,905,487	$67,604,559	$28,222,668	$27,464,879
Undistributed (Over-distribution of) net investment income at the end of period	$14,623	$306,440	$659,681	$888,826	$(5,535)	$136,669

See accompanying notes to financial statements.

Nuveen Investments	67

Statement of
Changes in Net Assets (Unaudited) (continued)

	Insured Massachusetts Tax-Free Advantage (NGX)		Missouri Premium Income (NOM)
	Six Months Ended 11/30/11	Year Ended 5/31/11	Six Months Ended 11/30/11	Year Ended 5/31/11
Operations
Net investment income (loss)	$836,344	$1,740,563	$822,809	$1,814,122
Net realized gain (loss) from investments	72,747	(4,031)	22,412	137,346
Change in net unrealized appreciation (depreciation) of investments	613,277	(628,384)	1,333,577	(933,927)
Distributions to Auction Rate Preferred Shareholders:
From net investment income	—	—	—	(33,471)
Net increase (decrease) in net assets applicable to Common shares from operations	1,522,368	1,108,148	2,178,798	984,070
Distributions to Common Shareholders
From net investment income	(1,002,176)	(2,061,418)	(904,985)	(1,806,982)
From accumulated net realized gains	—	—	—	—
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(1,002,176)	(2,061,418)	(904,985)	(1,806,982)
Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions	—	17,059	36,597	70,115
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	—	17,059	36,597	70,115
Net increase (decrease) in net assets applicable to Common shares	520,192	(936,211)	1,310,410	(752,797)
Net assets applicable to Common shares at the beginning of period	39,158,424	40,094,635	30,594,907	31,347,704
Net assets applicable to Common shares at the end of period	$39,678,616	$39,158,424	$31,905,317	$30,594,907
Undistributed (Over-distribution of) net investment income at the end of period	$(34,312)	$131,520	$395,478	$477,654

See accompanying notes to financial statements.

68	Nuveen Investments

Statement of
Cash Flows
Six Months Ended November 30, 2011 (Unaudited)

	Connecticut	Connecticut	Connecticut	Connecticut
	Premium	Dividend	Dividend	Dividend
	Income	Advantage	Advantage 2	Advantage 3
	(NTC )	(NFC )	(NGK )	(NGO )
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$3,965,497	$2,048,963	$1,780,333	$3,151,706
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(9,456,187)	(7,068,883)	(3,910,233)	(7,857,173)
Proceeds from sales and maturities of investments	8,086,227	5,452,875	4,059,503	6,828,353
Amortization (Accretion) of premiums and discounts, net	145,620	75,253	54,458	107,099
(Increase) Decrease in:
Receivable for interest	38,419	(17,123)	(37,694)	18,220
Receivable for investments sold	—	(25,697)	(505,524)	—
Other assets	18,828	(1,741)	(1,737)	(1,814)
Increase (Decrease) in:
Payable for interest	(4)	6	5	(11)
Payable for investment purchased	—	(43,331)	—	—
Accrued management fees	(761)	(387)	(365)	(692)
Accrued other expenses	276,247	74,108	38,902	166,832
Net realized (gain) loss from investments	(177,224)	(36,117)	(60,780)	(66,895)
Change in net unrealized (appreciation) depreciation of investments	(2,349,167)	(1,247,654)	(973,025)	(1,837,213)
Taxes paid on undistributed capital gains	(9,422)	(10,907)	(3,642)	—
Net cash provided by (used in) operating activities	538,073	(800,635)	440,201	508,412
Cash Flows from Financing Activities:
(Increase) Decrease in deferred offering costs	112,409	56,767	50,480	74,349
Increase (Decrease) in:
Cash overdraft balance	—	—	388,567	—
Floating rate obligations	—	—	—	—
Payable for offering costs	(72,110)	(71,607)	(76,164)	(77,325)
Cash distributions paid to Common shareholders	(1,897,930)	(975,278)	(899,710)	(1,546,653)
Net cash provided by (used in) financing activities	(1,857,631)	(990,118)	(536,827)	(1,549,629)
Net Increase (Decrease) in Cash	(1,319,558)	(1,790,753)	(96,626)	(1,041,217)
Cash at the beginning of period	1,422,993	1,876,874	96,626	1,099,885
Cash at the End of Period	$103,435	$86,121	$—	$58,668

Supplemental Disclosure of Cash Flow Information

Non-cash financing activities not included herein consist of reinvestments of Common share distributions as follows:

Connecticut		Connecticut		Connecticut		Connecticut
Premium		Dividend		Dividend		Dividend
Income		Advantage		Advantage 2		Advantage 3
(NTC	)	(NFC	)	(NGK	)	(NGO	)
$—		$—		$2,815		$—

Cash paid for interest (excluding amortization of offering costs) was as follows:

Connecticut		Connecticut		Connecticut		Connecticut
Premium		Dividend		Dividend		Dividend
Income		Advantage		Advantage 2		Advantage 3
(NTC	)	(NFC	)	(NGK	)	(NGO	)
$494,837		$278,280		$231,390		$441,796

See accompanying notes to financial statements.

Nuveen Investments	69

Statement of
Cash Flows (Unaudited) (continued)

			Insured
	Massachusetts	Massachusetts	Massachusetts	Missouri
	Premium	Dividend	Tax-Free	Premium
	Income	Advantage	Advantage	Income
	(NMT )	(NMB )	(NGX )	(NOM )
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$4,163,096	$1,548,000	$1,522,368	$2,178,798
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(10,370,621)	(3,202,593)	(3,386,688)	(4,387,245)
Proceeds from sales and maturities of investments	11,302,219	3,242,087	4,696,338	3,031,624
Amortization (Accretion) of premiums and discounts, net	125,940	315,348	70,643	46,166
(Increase) Decrease in:
Receivable for interest	(72,478)	(40,880)	(73)	49,744
Receivable for investments sold	98,881	(56,466)	120,000	2,050,353
Other assets	18,075	(262)	(1,741)	7,213
Increase (Decrease) in:
Payable for interest	(8)	5	(8)	—
Payable for investment purchased	—	—	—	(291,936)
Accrued management fees	(510)	(242)	(737)	(145)
Accrued other expenses	16,657	13,119	5,965	9,668
Net realized (gain) loss from investments	(484,383)	(105,970)	(72,747)	(22,412)
Change in net unrealized (appreciation) depreciation of investments	(2,045,690)	(794,023)	(613,277)	(1,333,577)
Taxes paid on undistributed capital gains	(7,745)	—	—	—
Net cash provided by (used in) operating activities	2,743,433	918,123	2,340,043	1,338,251
Cash Flows from Financing Activities:
(Increase) Decrease in deferred offering costs	113,440	46,434	56,618	59,206
Increase (Decrease) in:
Cash overdraft balance	22,737	—	—	(527,560)
Floating rate obligations	(1,015,000)	(490,000)	(1,160,000)	—
Payable for offering costs	(84,547)	(2,654)	(81,567)	(1,501)
Cash distributions paid to Common shareholders	(1,861,169)	(797,927)	(1,011,906)	(868,396)
Net cash provided by (used in) financing activities	(2,824,539)	(1,244,147)	(2,196,855)	(1,338,251)
Net Increase (Decrease) in Cash	(81,106)	(326,024)	143,188	—
Cash at the beginning of period	81,106	582,507	257,452	—
Cash at the End of Period	$—	$256,483	$400,640	$—

Supplemental Disclosure of Cash Flow Information

Non-cash financing activities not included herein consist of reinvestments of Common share distributions as follows:

Insured
Massachusetts		Massachusetts		Massachusetts		Missouri
Premium		Dividend		Tax-Free		Premium
Income		Advantage		Advantage		Income
(NMT	)	(NMB	)	(NGX	)	(NOM	)
$—		$—		$—		$36,597

Cash paid for interest (excluding amortization of offering costs) was as follows:
Insured
Massachusetts		Massachusetts		Massachusetts		Missouri
Premium		Dividend		Tax-Free		Premium
Income		Advantage		Advantage		Income
(NMT	)	(NMB	)	(NGX	)	(NOM	)
$499,639		$193,943		$296,058		$191,333

See accompanying notes to financial statements.

70	Nuveen Investments

Financial
Highlights (Unaudited)

Nuveen Investments	71

Financial
Highlights (Unaudited)

Selected data for a Common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss	)	Net Realized/ Unrealized Gain (Loss )	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share- holders (a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Ending Common Share Net Asset Value	Ending Market Value
Connecticut Premium Income (NTC)
Year Ended 5/31:
2012(f)	$14.22	$.27		$.46	$—	$—	$.73	$(.35)	$—	$(.35)	$14.60	$14.04
2011	14.56	.67		(.29)	(.01)	—	.37	(.71)	—	(.71)	14.22	13.18
2010	13.59	.80		.88	(.02)	— *	1.66	(.69)	— *	(.69)	14.56	13.94
2009	14.25	.84		(.66)	(.14)	(.03)	.01	(.60)	(.07)	(.67)	13.59	13.35
2008	14.39	.83		(.09)	(.22)	(.01)	.51	(.62)	(.03)	(.65)	14.25	14.08
2007	14.42	.83		.07	(.20)	(.01)	.69	(.65)	(.07)	(.72)	14.39	14.91

Connecticut Dividend Advantage (NFC)
Year Ended 5/31:
2012(f)	14.44	.30		.49	—	—	.79	(.37)	—	(.37)	14.86	14.90
2011	14.91	.67		(.37)	—	—	.30	(.77)	—	(.77)	14.44	13.85
2010	14.08	.85		.75	(.03)	—	1.57	(.74)	—	(.74)	14.91	15.29
2009	14.69	.91		(.55)	(.15)	(.04)	.17	(.67)	(.11)	(.78)	14.08	13.75
2008	14.76	.91		.01	(.24)	(.02)	.66	(.67)	(.06)	(.73)	14.69	14.93
2007	14.75	.92		.04	(.22)	—	.74	(.73)	—	(.73)	14.76	16.37

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

72	Nuveen Investments

			Ratios/Supplemental Data
Total Returns				Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)

Based on Market Value (b)	Based on Common Share Net Asset Value	(b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss	)	Expenses	(e)	Net Investment Income (Loss	)	Portfolio Turnover Rate

9.33%	5.19%		$78,350	3.45	%**	3.68	%**	N/A		N/A		7%
(.39)	2.63		76,284	2.41		4.73		N/A		N/A		9
9.76	12.49		78,106	1.57		5.64		N/A		N/A		5
.32	.45		72,901	1.43		6.40		N/A		N/A		0
(1.08)	3.60		76,441	1.30		5.82		N/A		N/A		22
12.33	4.79		77,151	1.24		5.67		N/A		N/A		8

10.42	5.53		38,418	3.49	**	4.00	**	3.49	%**	4.00	%**	9
(4.38)	2.09		37,334	3.13		4.55		3.08		4.60		13
16.92	11.34		38,532	1.62		5.73		1.49		5.86		4
(2.10)	1.50		36,329	1.47		6.45		1.26		6.66		0
(4.10)	4.62		37,874	1.33		5.90		1.05		6.18		20
5.46	5.05		38,024	1.29		5.78		.94		6.14		9

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and/or MTP Shares, where applicable.

(d)
After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable. As of January 31, 2011, the Adviser is no longer reimbursing Connecticut Dividend Advantage (NFC) for any fees or expenses.

(e)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

Connecticut Premium Income (NTC)
Year Ended 5/31:
2012(f)	1.56	%**
2011	1.20
2010	.37
2009	.11
2008	.03
2007	—

Connecticut Dividend Advantage (NFC)
Year Ended 5/31:
2012(f)	1.75	%**
2011	1.80
2010	.36
2009	.11
2008	.02
2007	—

(f)	For the six months ended November 30, 2011.
*	Rounds to less than $.01 per share.
**	Annualized.
N/A	Fund does not have a contractual reimbursement with the Adviser.

See accompanying notes to financial statements.

Nuveen Investments	73

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss	)	Net Realized/ Unrealized Gain (Loss )	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share- holders (a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Ending Common Share Net Asset Value	Ending Market Value
Connecticut Dividend Advantage 2 (NGK)
Year Ended 5/31:
2012(f)	$14.43	$.32		$.45	$—	$—	$.77	$(.39)	$—	$(.39)	$14.81	$14.78
2011	15.02	.67		(.47)	—	—	.20	(.79)	—	(.79)	14.43	13.96
2010	14.28	.86		.67	(.03)	—	1.50	(.76)	—	(.76)	15.02	16.20
2009	14.76	.91		(.43)	(.14)	(.04)	.30	(.66)	(.12)	(.78)	14.28	14.30
2008	14.85	.91		(.01)	(.23)	(.02)	.65	(.67)	(.07)	(.74)	14.76	15.00
2007	14.86	.91		.08	(.22)	(.01)	.76	(.73)	(.04)	(.77)	14.85	16.38

Connecticut Dividend Advantage 3 (NGO)
Year Ended 5/31:
2012(f)	14.07	.29		.43	—	—	.72	(.35)	—	(.35)	14.44	13.57
2011	14.44	.64		(.29)	—	—	.35	(.72)	—	(.72)	14.07	12.89
2010	13.57	.77		.80	(.02)	—	1.55	(.68)	—	(.68)	14.44	14.06
2009	14.08	.84		(.58)	(.17)	—	.09	(.60)	—	(.60)	13.57	13.04
2008	14.30	.87		(.23)	(.25)	—	.39	(.61)	—	(.61)	14.08	13.63
2007	14.18	.86		.13	(.23)	—	.76	(.64)	—	(.64)	14.30	14.70

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

74	Nuveen Investments

			Ratios/Supplemental Data
Total Returns				Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)

Based on Market Value (b)	Based on Common Share Net Asset Value	(b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss	)	Expenses	(e)	Net Investment Income (Loss	)	Portfolio Turnover Rate

8.73%	5.34%		$34,367	3.22	%*	4.28	%*	3.14	%*	4.36	%*	7%
(8.96)	1.41		33,478	2.98		4.44		2.83		4.58		11
19.15	10.69		34,833	1.61		5.64		1.40		5.86		3
1.40	2.52		33,092	1.48		6.31		1.19		6.60		0
(3.63)	4.54		34,188	1.36		5.79		1.00		6.15		23
3.58	5.13		34,366	1.31		5.60		.87		6.04		12

8.10	5.17		63,072	3.40	*	3.97	*	3.40	*	3.97	*	7
(3.29)	2.52		61,459	2.91		4.47		2.87		4.52		8
13.26	11.66		63,059	1.78		5.28		1.61		5.45		3
.53	.89		59,244	1.43		6.12		1.14		6.41		0
(3.07)	2.79		61,476	1.29		5.70		.88		6.11		24
9.15	5.42		62,325	1.26		5.44		.78		5.92		15

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and/or MTP Shares, where applicable.

(d)
After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable. As of September 30, 2010, the Adviser is no longer reimbursing Connecticut Dividend Advantage 3 (NGO) for any fees or expenses.

(e)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

Connecticut Dividend Advantage 2 (NGK)
Year Ended 5/31:
2012(f)	1.65	%*
2011	1.67
2010	.34
2009	.11
2008	.03
2007	—

Connecticut Dividend Advantage 3 (NGO)
Year Ended 5/31:
2012(f)	1.64	%*
2011	1.69
2010	.57
2009	.11
2008	.02
2007	—

(f)	For the six months ended November 30, 2011.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	75

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss	)	Net Realized/ Unrealized Gain (Loss )	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share- holders (a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Ending Common Share Net Asset Value	Ending Market Value
Massachusetts Premium Income (NMT)
Year Ended 5/31:
2012(f)	$14.16	$.34		$.53	$—	$—	$.87	$(.39)	$—	$(.39)	$14.64	$13.78
2011	14.48	.75		(.24)	(.01)	—	.50	(.78)	(.04)	(.82)	14.16	13.59
2010	13.29	.87		1.12	(.03)	—	1.96	(.77)	—	(.77)	14.48	14.93
2009	14.22	.91		(.98)	(.15)	(.02)	(.24)	(.65)	(.04)	(.69)	13.29	13.28
2008	14.56	.88		(.32)	(.25)	(.01)	.30	(.62)	(.02)	(.64)	14.22	13.61
2007	14.45	.88		.13	(.23)	—*	.78	(.67)	— *	(.67)	14.56	14.33

Massachusetts Dividend Advantage (NMB)
Year Ended 5/31:
2012(f)	13.97	.33		.46	—	—	.79	(.40)	—	(.40)	14.36	13.55
2011	14.38	.68		(.26)	—	—	.42	(.83)	—	(.83)	13.97	13.53
2010	13.52	.89		.80	(.02)	(.01)	1.66	(.77)	(.03)	(.80)	14.38	14.10
2009	14.36	.95		(.93)	(.17)	—	(.15)	(.69)	—	(.69)	13.52	13.83
2008	14.84	.94		(.45)	(.26)	(.01)	.22	(.68)	(.02)	(.70)	14.36	14.61
2007	14.83	.93		.08	(.25)	—	.76	(.75)	—	(.75)	14.84	16.28

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

76	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)

Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss	)	Expenses	(e)	Net Investment Income (Loss	)	Portfolio Turnover Rate

4.31%	6.19%	$69,905	3.06	%**	4.71	%**	N/A		N/A		10%
(3.48)	3.58	67,605	2.51		5.30		N/A		N/A		6
18.77	15.03	69,031	1.60		6.21		N/A		N/A		3
3.54	(1.36)	63,321	1.43		7.01		N/A		N/A		1
(.48)	2.08	67,720	1.26		6.09		N/A		N/A		14
4.60	5.47	69,323	1.24		5.97		N/A		N/A		9

3.17	5.71	28,223	3.16	**	4.60	**	3.16	%**	4.60	%**	8
1.87	3.05	27,465	3.08		4.83		3.03		4.88		16
7.90	12.50	28,235	1.67		6.16		1.54		6.29		11
(.04)	(.70)	26,530	1.54		7.09		1.33		7.30		1
(5.73)	1.55	28,135	1.32		6.11		1.05		6.39		15
10.04	5.14	29,072	1.33		5.84		.97		6.19		9

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and/or MTP Shares, where applicable.

(d)
After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable. As of January 31, 2011, the Adviser is no longer reimbursing Massachusetts Dividend Advantage (NMB) for any fees or expenses.

(e)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

Massachusetts Premium Income (NMT)
Year Ended 5/31:
2012(f)	1.77	%**
2011	1.28
2010	.37
2009	.09
2008	—
2007	—

Massachusetts Dividend Advantage (NMB)
Year Ended 5/31:
2012(f)	1.71	%**
2011	1.75
2010	.35
2009	.10
2008	—
2007	—

(f)	For the six months ended November 30, 2011.
*	Rounds to less than $.01 per share.
**	Annualized.
N/A	Fund does not have a contractual reimbursement with the Adviser.

See accompanying notes to financial statements.

Nuveen Investments	77

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations							Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss	)	Net Realized/ Unrealized Gain (Loss )	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share- holders	(a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders		Total	Ending Common Share Net Asset Value	Ending Market Value
Insured Massachusetts Tax-Free Advantage (NGX)
Year Ended 5/31:
2012(f)	$14.36	$.31		$.25	$—	$—		$.56	$(.37)	$—		$(.37)	$14.55	$13.61
2011	14.71	.64		(.23)	—	—		.41	(.76)	—		(.76)	14.36	13.62
2010	13.86	.82		.79	(.03)	—		1.58	(.73)	—		(.73)	14.71	15.79
2009	14.28	.91		(.50)	(.17)	—		.24	(.66)	—		(.66)	13.86	13.15
2008	14.50	.90		(.21)	(.26)	—		.43	(.65)	—		(.65)	14.28	14.14
2007	14.39	.90		.08	(.25)	—		.73	(.62)	—		(.62)	14.50	14.45

Missouri Premium Income (NOM)
Year Ended 5/31:
2012(f)	13.19	.35		.59	—	—		.94	(.39)	—		(.39)	13.74	15.90
2011	13.55	.78		(.35)	(.01)	—		.42	(.78)	—		(.78)	13.19	13.88
2010	12.44	.83		.99	(.03)	—		1.79	(.68)	—		(.68)	13.55	16.50
2009	13.52	.85		(1.12)	(.16)	—		(.43)	(.65)	—		(.65)	12.44	12.90
2008	14.27	.89		(.62)	(.20)	(.04)		.03	(.65)	(.13)		(.78)	13.52	14.76
2007	14.40	.90		(.08)	(.23)	—	*	.59	(.72)	—	*	(.72)	14.27	16.56

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

78	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)

Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss	)	Expenses	(e)	Net Investment Income (Loss	)	Portfolio Turnover Rate

2.64%	3.91%	$39,679	3.11	%**	4.21	%**	3.11	%**	4.21	%**	6%
(9.04)	2.89	39,158	3.07		4.38		3.01		4.44		4
26.19	11.61	40,095	1.86		5.50		1.67		5.69		1
(2.11)	2.00	37,754	1.47		6.47		1.16		6.78		0
2.49	3.04	38,873	1.29		5.82		.85		6.25		13
12.49	5.12	39,458	1.28		5.67		.79		6.15		6

17.70	7.18	31,905	2.97	**	5.21	**	N/A		N/A		6
(11.29)	3.22	30,595	2.30		5.90		N/A		N/A		11
34.31	14.69	31,348	1.37		6.37		N/A		N/A		7
(7.83)	(2.92)	28,734	1.55		6.96		N/A		N/A		2
(5.74)	.26	31,170	1.52		6.43		N/A		N/A		5
5.98	4.17	32,826	1.39		6.15		N/A		N/A		16

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and/or MTP Shares, where applicable.

(d)
After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable. As of November 30, 2010, the Adviser is no longer reimbursing Insured Massachusetts Tax-Free Advantage (NGX) for any fees or expenses.

(e)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

Insured Massachusetts Tax-Free Advantage (NGX)
Year Ended 5/31:
2012(f)	1.78	%**
2011	1.81
2010	.57
2009	.09
2008	—
2007	—

Missouri Premium Income (NOM)
Year Ended 5/31:
2012(f)	1.59	%**
2011	.93
2010	.03
2009	.13
2008	.21
2007	.09

(f)	For the six months ended November 30, 2011.
*	Rounds to less than $.01 per share.
**	Annualized.
N/A	Fund does not have a contractual reimbursement with the Adviser.

See accompanying notes to financial statements.

Nuveen Investments	79

Financial
Highlights (Unaudited) (continued)

	ARPS at the End of Period			MTP Shares at the End of Period (a)			ARPS and MTP Shares at the End of Period
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Asset Coverage Per $1 Liquidation Preference
Connecticut Premium Income (NTC)
Year Ended 5/31:
2012(b)	$—	$—	$—	$36,080	$10.00	$31.72	$—
2011	—	—	—	36,080	10.00	31.14	—
2010	15,725	25,000	82,389	18,300	10.00	32.96	3.30
2009	34,975	25,000	77,110	—	—	—	—
2008	38,300	25,000	74,896	—	—	—	—
2007	38,300	25,000	75,360	—	—	—	—

Connecticut Dividend Advantage (NFC)
Year Ended 5/31:
2012(b)	—	—	—	20,470	10.00	28.77	—
2011	—	—	—	20,470	10.00	28.24	—
2010	—	—	—	20,470	10.00	28.82	—
2009	18,000	25,000	75,457	—	—	—	—
2008	19,500	25,000	73,556	—	—	—	—
2007	19,500	25,000	73,749	—	—	—	—

Connecticut Dividend Advantage 2 (NGK)
Year Ended 5/31:
2012(b)	—	—	—	16,950	10.00	30.28	—
2011	—	—	—	16,950	10.00	29.75	—
2010	—	—	—	16,950	10.00	30.55	—
2009	16,125	25,000	76,305	—	—	—	—
2008	17,500	25,000	73,840	—	—	—	—
2007	17,500	25,000	74,094	—	—	—	—

(a)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

	Series	Ending Market Value Per Share	Average Market Value Per Share		Series	Ending Market Value Per Share	Average Market Value Per Share
Connecticut Premium Income (NTC)
Year Ended 5/31:
2012(b)	2015	$10.12	$10.08		2016	$10.03	$10.04
2011	2015	10.07	10.04		2016	10.00	9.88	^^^
2010	2015	10.00	10.02	^	—	—	—
2009	—	—	—		—	—	—
2008	—	—	—		—	—	—
2007	—	—	—		—	—	—

Connecticut Dividend Advantage (NFC)
Year Ended 5/31:
2012(b)	2015	10.05	10.06		—	—	—
2011	2015	13.85	14.24		—	—	—
2010	2015	9.98	9.95	^^	—	—	—
2009	—	—	—		—	—	—
2008	—	—	—		—	—	—
2007	—	—	—		—	—	—

Connecticut Dividend Advantage 2 (NGK)
Year Ended 5/31:
2012(b)	2015	10.05	10.07		—	—	—
2011	2015	13.96	14.62		—	—	—
2010	2015	9.97	9.96	^^	—	—	—
2009	—	—	—		—	—	—
2008	—	—	—		—	—	—
2007	—	—	—		—	—	—

(b)	For the six months ended November 30, 2011.
^	For the period January 19, 2010 (first issuance date of shares) through May 31, 2010.
^^	For the period March 31, 2010 (first issuance date of shares) through May 31, 2010.
^^^	For the period December 15, 2010 (first issuance date of shares) through May 31, 2011.

80	Nuveen Investments

	ARPS at the End of Period			MTP Shares at the End of Period (a)			ARPS and MTP Shares at the End of Period
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Asset Coverage Per $1 Liquidation Preference
Connecticut Dividend Advantage 3 (NGO)
Year Ended 5/31:
2012(b)	$—	$—	$—	$32,000	$10.00	$29.71	$—
2011	—	—	—	32,000	10.00	29.21	—
2010	—	—	—	32,000	10.00	29.71	—
2009	30,025	25,000	74,329	—	—	—	—
2008	32,000	25,000	73,028	—	—	—	—
2007	32,000	25,000	73,691	—	—	—	—

Massachusetts Premium Income (NMT)
Year Ended 5/31:
2012(b)	—	—	—	36,645	10.00	29.08	—
2011	—	—	—	36,645	10.00	28.45	—
2010	14,400	25,000	74,863	20,210	10.00	29.95	2.99
2009	34,000	25,000	71,559	—	—	—	—
2008	34,000	25,000	74,794	—	—	—	—
2007	34,000	25,000	75,973	—	—	—	—

Massachusetts Dividend Advantage (NMB)
Year Ended 5/31:
2012(b)	—	—	—	14,725	10.00	29.17	—
2011	—	—	—	14,725	10.00	28.65	—
2010	—	—	—	14,725	10.00	29.18	—
2009	14,250	25,000	71,544	—	—	—	—
2008	15,000	25,000	71,892	—	—	—
2007	15,000	25,000	73,453	—	—	—	—

(a)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

		Ending	Average			Ending	Average
		Market Value	Market Value			Market Value	Market Value
	Series	Per Share	Per Share		Series	Per Share	Per Share
Connecticut Dividend Advantage 3 (NGO)
Year Ended 5/31:
2012(b)	2015	$10.07	$10.07		—	$—	$—
2011	2015	12.89	13.47		—	—	—
2010	2015	10.00	9.99	Ω	—	—	—
2009	—	—	—		—	—	—
2008	—	—	—		—	—	—
2007	—	—	—		—	—	—

Massachusetts Premium Income (NMT)
Year Ended 5/31:
2012(b)	2015	10.06	10.07		2016	10.07	10.06
2011	2015	10.02	10.02		2016	10.00	9.97	ΩΩΩΩ
2010	2015	10.00	10.00	ΩΩ	—	—	—
2009	—	—	—		—	—	—
2008	—	—	—		—	—	—
2007	—	—	—		—	—	—

Massachusetts Dividend Advantage (NMB)
Year Ended 5/31:
2012(b)	2015	10.04	10.06		—	—	—
2011	2015	13.53	14.03		—	—	—
2010	2015	9.98	9.95	ΩΩΩ	—	—	—
2009	—	—	—		—	—	—
2008	—	—	—		—	—	—
2007	—	—	—		—	—	—

(b)	For the six months ended November 30, 2011.
Ω	For the period February 10, 2010 (first issuance date of shares) through May 31, 2010.
ΩΩ	For the period January 21, 2010 (first issuance date of shares) through May 31, 2010.
ΩΩΩ	For the period March 23, 2010 (first issuance date of shares) through May 31, 2010.
ΩΩΩΩ	For the period January 20, 2011 (first issuance date of shares) through May 31, 2011.

See accompanying notes to financial statements.

Nuveen Investments	81

Financial
Highlights (Unaudited) (continued)

	ARPS at the End of Period			MTP Shares at the End of Period (a)
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share
Insured Massachusetts Tax-Free Advantage (NGX)
Year Ended 5/31:
2012(b)	$—	$—	$—	$22,075	$10.00	$27.97
2011	—	—	—	22,075	10.00	27.74
2010	—	—	—	22,075	10.00	28.16
2009	20,500	25,000	71,042	—	—	—
2008	20,500	25,000	72,407	—	—	—
2007	20,500	25,000	73,120	—	—	—

Missouri Premium Income (NOM)
Year Ended 5/31:
2012(b)	—	—	—	17,880	10.00	27.84
2011	—	—	—	17,880	10.00	27.11
2010	16,000	25,000	73,981	—	—	—
2009	16,000	25,000	69,897	—	—	—
2008	16,000	25,000	73,703	—	—	—
2007	16,000	25,000	76,291	—	—	—

(a)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

		Ending	Average
		Market Value	Market Value
	Series	Per Share	Per Share
Insured Massachusetts Tax-Free Advantage (NGX)
Year Ended 5/31:
2012(b)	2015	$10.10	$10.08
2011	2015	13.62	14.48
2010	2015	10.00	9.98	^
2009	—	—	—
2008	—	—	—
2007	—	—	—

Missouri Premium Income (NOM)
Year Ended 5/31:
2012(b)	2015	10.03	9.94
2011	2015	13.88	15.41	^^
2010	—	—	—
2009	—	—	—
2008	—	—	—
2007	—	—	—

(b)	For the six months ended November 30, 2011.
^	For the period February 9, 2010 (first issuance date of shares) through May 31, 2010.
^^	For the period November 9, 2010 (first issuance date of shares) through May 31, 2011.

See accompanying notes to financial statements.

82	Nuveen Investments

Notes to
Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information
The state funds covered in this report and their corresponding Common share stock exchange symbols are Nuveen Connecticut Premium Income Municipal Fund (NTC), Nuveen Connecticut Dividend Advantage Municipal Fund (NFC), Nuveen Connecticut Dividend Advantage Municipal Fund 2 (NGK), Nuveen Connecticut Dividend Advantage Municipal Fund 3 (NGO), Nuveen Massachusetts Premium Income Municipal Fund (NMT), Nuveen Massachusetts Dividend Advantage Municipal Fund (NMB), Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund (NGX) and Nuveen Missouri Premium Income Municipal Fund (NOM) (each a “Fund” and collectively, the “Funds”). Common shares of Connecticut Premium Income (NTC) and Massachusetts Premium Income (NMT) are traded on the New York Stock Exchange (“NYSE”) while Common shares of Connecticut Dividend Advantage (NFC), Connecticut Dividend Advantage 2 (NGK), Connecticut Dividend Advantage 3 (NGO), Massachusetts Dividend Advantage (NMB), Insured Massachusetts Tax-Free Advantage (NGX) and Missouri Premium Income (NOM) are traded on the NYSE Amex. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, registered investment companies.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes, and in the case of Insured Massachusetts Tax-Free Advantage (NGX) the alternative minimum tax applicable to individuals, by investing primarily in a portfolio of municipal obligations issued by state and local government authorities within a single state or certain U.S. territories.

Approved Fund Mergers
On August 1, 2011, the Funds’ Board of Trustees approved a series of reorganizations for all the Connecticut Funds included in this report. The reorganizations are intended to create a single larger state fund, which would potentially offer shareholders the following benefits:

●	Lower Fund expense ratios (excluding the effects of leverage), as fixed costs are spread over a larger asset base;

●	Enhanced secondary market trading, as larger Funds potentially make it easier for investors to buy and sell Fund shares;

●	Lower per share trading costs through reduced bid/ask spreads due to a larger common share float; and

●	Increased Fund flexibility in managing the structure and cost of leverage over time.

The approved reorganizations are as follows:

Acquired Funds	Acquiring Fund
Connecticut Dividend Advantage (NFC)	Connecticut Premium Income (NTC)
Connecticut Dividend Advantage 2 (NGK)
Connecticut Dividend Advantage 3 (NGO)

A special meeting of shareholders for the purpose of voting on the reorganizations was held on December 19, 2011 and subsequently adjourned to January 31, 2012, because a sufficient number of shareholders did not vote by the original meeting date and in order to allow shareholders more time to cast their votes.

If shareholders approve the reorganizations, and upon the closing of the reorganizations, the Acquired Fund will transfer substantially all of its assets to the Acquiring Fund in exchange for common and preferred shares of the Acquiring Fund, and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund. The Acquired Fund will then be liquidated, dissolved and terminated in accordance with its Declaration of Trust.

If shareholders approve the reorganizations, Acquired Fund shareholders will become shareholders of the Acquiring Fund. Holders of common shares will receive newly issued common shares of the Acquiring Fund, the aggregate net asset value of which will be equal to the aggregate net asset value of the common shares of the Acquired Fund held immediately prior to the reorganizations (including for this purpose fractional Acquiring Fund shares to which shareholders would be entitled). Fractional shares will be sold on the open market and shareholders will receive cash in lieu of such fractional shares. Holders of MuniFund Term Preferred (“MTP”) Shares of each Acquired Fund will receive on a one-for-one basis newly issued MTP Shares of the Acquiring Fund, in exchange for MTP Shares of the Acquired Fund held immediately prior to the reorganization, with such new Acquiring Fund MTP Shares having the same terms as exchanged MTP Shares of the Acquired Fund.

Nuveen Investments	83

Notes to
Financial Statements (Unaudited) (continued)

Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Investment Valuation
Prices of municipal bonds are provided by a pricing service approved by the Funds’ Board of Trustees. These securities are generally classified as Level 2 for fair value measurement purposes. When price quotes are not readily available (which is usually the case for municipal bonds) the pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer, or market activity, provided by Nuveen Funds Advisors, Inc., (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”). These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board of Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds’ Board of Trustees or its designee.

Refer to Footnote 2 – Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At November 30, 2011, there were no such outstanding purchase commitments in any of the Funds.

Investment Income
Investment income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also reflects paydown gains and losses, if any.

Professional Fees
Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of Fund shareholders.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, and in the case of Insured Massachusetts Tax-Free Advantage (NGX) the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

84	Nuveen Investments

Dividends and Distributions to Common Shareholders
Dividends from net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Auction Rate Preferred Shares
Each Fund is authorized to issue Auction Rate Preferred Shares (“ARPS”). As of May 31, 2011, the Funds redeemed all of their outstanding ARPS at liquidation value.

MuniFund Term Preferred Shares
The Funds have issued and outstanding MTP Shares, with a $10 stated (“par”) value per share. Proceeds from the issuance of MTP Shares, net of offering expenses, were used to redeem all, or a portion of, each Fund’s outstanding ARPS. Each Fund’s MTP Shares may be issued in one or more Series. Dividends on MTP Shares, which are recognized as interest expense for financial reporting purposes, are paid monthly at a fixed annual rate, subject to adjustments in certain circumstances. The MTP Shares trade on the NYSE. As of November 30, 2011, the number of MTP Shares outstanding, annual interest rate and NYSE “ticker” symbol for each Fund’s series of MTP Shares are as follows:

	Connecticut Premium Income (NTC)			Connecticut Dividend Advantage (NFC)
	Shares Outstanding	Annual Interest Rate	NYSE Ticker	Shares Outstanding	Annual Interest Rate	NYSE Ticker
Series
2015	1,830,000	2.65%	NTC Pr C	2,047,000	2.60%	NFC Pr C
2016	1,778,000	2.55	NTC Pr D	—	—	—

	Connecticut Dividend Advantage 2 (NGK)			Connecticut Dividend Advantage 3 (NGO)
	Shares Outstanding	Annual Interest Rate	NYSE Ticker	Shares Outstanding	Annual Interest Rate	NYSE Ticker
Series 2015	1,695,000	2.60%	NGK Pr C	3,200,000	2.65%	NGO Pr C

	Massachusetts Premium Income (NMT)			Massachusetts Dividend Advantage (NMB)
	Shares Outstanding	Annual Interest Rate	NYSE Ticker	Shares Outstanding	Annual Interest Rate	NYSE Ticker
Series
2015	2,021,000	2.65%	NMT Pr C	1,472,500	2.60%	NMB Pr C
2016	1,643,500	2.75	NMT Pr D	—	—	—

	Insured Massachusetts Tax-Free Advantage (NGX)			Missouri Premium Income (NOM)
	Shares Outstanding	Annual Interest Rate	NYSE Ticker	Shares Outstanding	Annual Interest Rate	NYSE Ticker
Series 2015	2,207,500	2.65%	NGX Pr C	1,788,000	2.10%	NOM Pr C

Each Fund is obligated to redeem its MTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed or repurchased by the Fund. MTP Shares are subject to optional and mandatory redemption in certain circumstances. MTP Shares will be subject to redemption at the option of each Fund (“Optional Redemption Date”), subject to a payment of premium for one year following the Optional Redemption Date (“Premium Expiration Date”), and at par thereafter. MTP Shares also will be subject to redemption, at the option of each Fund, at par in the event of certain changes in the credit rating of the MTP Shares. Each Fund may be obligated to redeem certain of the MTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date.

Nuveen Investments	85

Notes to
Financial Statements (Unaudited) (continued)

The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. The Term Redemption Date, Optional Redemption Date and Premium Expiration Date for each Fund’s series of MTP Shares are as follows:

	Connecticut		Connecticut		Connecticut		Connecticut		Connecticut
	Premium		Premium		Dividend		Dividend		Dividend
	Income		Income		Advantage		Advantage 2		Advantage 3
	(NTC	)	(NTC	)	(NFC	)	(NGK	)	(NGO	)
	Series 2015		Series 2016		Series 2015		Series 2015		Series 2015
Term Redemption Date	February 1, 2015		January 1, 2016		April 1, 2015		April 1, 2015		March 1, 2015
Optional Redemption Date	February 1, 2011		January 1, 2012		April 1, 2011		April 1, 2011		March 1, 2011
Premium Expiration Date	January 31, 2012		December 31, 2012		March 31, 2012		March 31, 2012		February 29, 2012

Insured
	Massachusetts		Massachusetts		Massachusetts		Massachusetts		Missouri
	Premium		Premium		Dividend		Tax-Free		Premium
	Income		Income		Advantage		Advantage		Income
	(NMT	)	(NMT	)	(NMB	)	(NGX	)	(NOM	)
	Series 2015		Series 2016		Series 2015		Series 2015		Series 2015
Term Redemption Date	February 1, 2015		February 1, 2016		April 1, 2015		March 1, 2015		December 1, 2015
Optional Redemption Date	February 1, 2011		February 1, 2012		April 1, 2011		March 1, 2011		December 1, 2011
Premium Expiration Date	January 31, 2012		January 31, 2013		March 31, 2012		February 29, 2012		November 30, 2012

The average liquidation value for all series of MTP Shares outstanding for each Fund during the six months ended November 30, 2011, was as follows:

	Connecticut		Connecticut		Connecticut		Connecticut
	Premium		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Advantage 3
	(NTC	)	(NFC	)	(NGK	)	(NGO	)
Average liquidation value of MTP Shares outstanding	$36,080,000		$20,470,000		$16,950,000		$32,000,000

Insured
	Massachusetts		Massachusetts		Massachusetts		Missouri
	Premium		Dividend		Tax-Free		Premium
	Income		Advantage		Advantage		Income
	(NMT	)	(NMB	)	(NGX	)	(NOM	)
Average liquidation value of MTP Shares outstanding	$36,645,000		$14,725,000		$22,075,000		$17,880,000

For financial reporting purposes only, the liquidation value of MTP Shares is recorded as a liability on the Statement of Assets and Liabilities. Unpaid dividends on MTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends paid on MTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Nuveen has agreed that net amounts earned by Nuveen as underwriter of each Fund’s MTP Share offering would be credited to the Funds, and would be recorded as reductions of offering costs recognized by the Funds. During the six months ended November 30, 2011, Nuveen earned no net underwriting amounts on the Funds’ MTP Shares.

Insurance
Since 2007, the financial status of most major municipal bond insurers has deteriorated substantially, and some insurers have gone out of business, rendering worthless the insurance policies they had written. Under normal circumstances, Insured Massachusetts Tax-Free Advantage (NGX) invests at least 80% of its managed assets (as defined in Footnote 7 – Management Fees and Other Transactions with Affiliates) in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. In addition, the municipal securities in which Insured Massachusetts Tax-Free Advantage (NGX) invests will be investment grade at the time of purchase (including (i) bonds insured by investment grade insurers or are rated investment grade; (ii) unrated bonds that are judged to be investment grade by the Adviser; and (iii) escrowed bonds). Ratings below BBB by one or more national rating agencies are considered to be below investment grade.

Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Assuming that the insurer remains creditworthy, the insurance feature of a municipal security guarantees the full payment of principal and interest when due through the life of an insured obligation. Such insurance does not guarantee the market value of the insured obligation or the value of the Fund’s Common shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance, in contrast, is effective only while the municipal securities are held by the Fund and is reflected as an expense over the term of the policy, when applicable. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the Common share

86	Nuveen Investments

net asset value of the Fund include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Fund the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) – Inverse floating rate investment.” An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and the related interest paid to the holders of the short-term floating rate certificates as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

During the six months ended November 30, 2011, each Fund invested in externally-deposited inverse floaters and/or self-deposited inverse floaters.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

At November 30, 2011, the Funds were not invested in externally-deposited Recourse Trusts.

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended November 30, 2011, were as follows:

	Connecticut		Connecticut		Connecticut		Connecticut
	Premium		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Advantage 3
	(NTC	)	(NFC	)	(NGK	)	(NGO	)
Average floating rate obligations outstanding	$7,965,000		$3,820,000		$3,460,000		$5,780,000
Average annual interest rate and fees	0.64%		0.64%		0.64%		0.62%

					Insured
	Massachusetts		Massachusetts		Massachusetts		Missouri
	Premium		Dividend		Tax-Free		Premium
	Income		Advantage		Advantage		Income
	(NMT	)	(NMB	)	(NGX	)	(NOM	)
Average floating rate obligations outstanding	$2,385,738		$1,018,251		$1,419,454		$2,225,000
Average annual interest rate and fees	0.49%		0.49%		0.50%		0.32%

Nuveen Investments	87

Notes to
Financial Statements (Unaudited) (continued)

Derivative Financial Instruments
Each Fund is authorized to invest in certain derivative instruments, including foreign currency forwards, futures, options and swap contracts. Although each Fund is authorized to invest in such derivative instruments, and may do so in the future, they did make any such investments during the six months ended November 30, 2011.

Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange’s clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Zero Coupon Securities
Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Offering Costs
Costs incurred by the Funds in connection with their offerings of MTP Shares were recorded as a deferred charge, which will be amortized over the life of the shares. Each Fund’s amortized deferred charges are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Each Fund’s offering costs incurred were as follows:

	Connecticut		Connecticut		Connecticut		Connecticut
	Premium		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Advantage 3
	(NTC	)	(NFC	)	(NGK	)	(NGO	)
MTP Shares offering costs	$1,131,200		$567,050		$504,250		$750,000

Insured
	Massachusetts		Massachusetts		Massachusetts		Missouri
	Premium		Dividend		Tax-Free		Premium
	Income		Advantage		Advantage		Income
	(NMT	)	(NMB	)	(NGX	)	(NOM	)
MTP Shares offering costs	$1,139,675		$465,875		$571,125		$598,200

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications
Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

88	Nuveen Investments

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements
Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of November 30, 2011:

Connecticut Premium Income (NTC)	Level 1	Level 2	Level 3	Total

Investments:
Municipal Bonds	$—	$120,713,593	$—	$120,713,593

Connecticut Dividend Advantage (NFC)	Level 1	Level 2	Level 3	Total

Investments:
Municipal Bonds	$—	$61,757,328	$—	$61,757,328

Connecticut Dividend Advantage 2 (NGK)	Level 1	Level 2	Level 3	Total

Investments:
Municipal Bonds	$—	$53,855,427	$—	$53,855,427

Connecticut Dividend Advantage 3 (NGO)	Level 1	Level 2	Level 3	Total

Investments:
Municipal Bonds	$—	$99,478,311	$—	$99,478,311

Massachusetts Premium Income (NMT)	Level 1	Level 2	Level 3	Total

Investments:
Municipal Bonds	$—	$106,102,961	$—	$106,102,961

Massachusetts Dividend Advantage (NMB)	Level 1	Level 2	Level 3	Total

Investments:
Municipal Bonds	$—	$42,155,299	$274,970	$42,430,269

Insured Massachusetts Tax-Free Advantage (NGX)	Level 1	Level 2	Level 3	Total

Investments:
Municipal Bonds	$—	$60,758,843	$—	$60,758,843

Missouri Premium Income (NOM)	Level 1	Level 2	Level 3	Total

Investments:
Municipal Bonds	$—	$51,232,103	$—	$51,232,103

Nuveen Investments	89

Notes to
Financial Statements (Unaudited) (continued)

The following is a reconciliation of the following Fund’s Level 3 investments held at the beginning and end of the measurement period:

Massachusetts
Dividend
Advantage
	(NMB	)
Level 3
Municipal
Bonds
Balance at the beginning of period	$—
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	274,970
Transfers out of	—
Balance at the end of period	$274,970
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of November 30, 2011	$(103,701)

During the six months ended November 30, 2011, the Funds recognized no significant transfers to or from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

3. Derivative Instruments and Hedging Activities
The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. The Funds did not invest in derivative instruments during the six months ended November 30, 2011.

4. Fund Shares

Common Shares
Since the inception of the Funds’ repurchase program, the Funds have not repurchased any of their outstanding Common shares.

Transactions in Common shares were as follows:

	Connecticut Premium Income (NTC)		Connecticut Dividend Advantage (NFC)		Connecticut Dividend Advantage 2 (NGK)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	11/30/11	5/31/11	11/30/11	5/31/11	11/30/11	5/31/11
Common shares issued to shareholders due to reinvestment of distributions	—	—	—	1,764	194	1,073

	Connecticut Dividend Advantage 3 (NGO)		Massachusetts Premium Income (NMT)		Massachusetts Dividend Advantage (NMB)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	11/30/11	5/31/11	11/30/11	5/31/11	11/30/11	5/31/11
Common shares issued to shareholders due to reinvestment of distributions	—	—	—	6,872	—	1,746

	Insured Massachusetts Tax-Free Advantage (NGX)		Missouri Premium Income (NOM)
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	11/30/11	5/31/11	11/30/11	5/31/11
Common shares issued to shareholders due to reinvestment of distributions	—	1,124	2,613	4,733

90	Nuveen Investments

Preferred Shares
Connecticut Dividend Advantage (NFC), Connecticut Dividend Advantage 2 (NGK), Connecticut Dividend Advantage 3 (NGO), Massachusetts Dividend Advantage (NMB) and Insured Massachusetts Tax-Free Advantage (NGX) redeemed all of their outstanding ARPS during the fiscal year ended May 31, 2010.

Transactions in ARPS were as follows:

	Connecticut Premium Income (NTC)				Massachusetts Premium Income (NMT)
	Six Months Ended 11/30/11		Year Ended 5/31/11		Six Months Ended 11/30/11		Year Ended 5/31/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
ARPS redeemed:
Series TH	N/A	N/A	629	$15,725,000	N/A	N/A	576	$14,400,000

	Missouri Premium Income (NOM)
	Six Months Ended 11/30/11		Year Ended 5/31/11
	Shares	Amount	Shares	Amount
ARPS redeemed:
Series TH	N/A	N/A	640	$16,000,000

N/A – As of May 31, 2011, the Fund redeemed all of its outstanding ARPS at liquidation value.

Transactions in MTP Shares were as follows:

	Connecticut Premium Income (NTC)
	Six Months Ended 11/30/11		Year Ended 5/31/11
	Shares	Amount	Shares	Amount
MTP Shares issued:
Series 2015	—	$—	—	$—
Series 2016	—	—	1,778,000	17,780,000
Total	—	$—	1,778,000	$17,780,000

	Connecticut Dividend Advantage 2 (NGK)				Connecticut Dividend Advantage 3 (NGO)
	Six Months Ended 11/30/11		Year Ended 5/31/11		Six Months Ended 11/30/11		Year Ended 5/31/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
MTP Shares issued:
Series 2015	—	$—	—	$—	—	$—	—	$—

	Massachusetts Premium Income (NMT)				Massachusetts Dividend Advantage (NMB)
	Six Months Ended 11/30/11		Year Ended 5/31/11		Six Months Ended 11/30/11		Year Ended 5/31/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
MTP Shares issued:
Series 2015	—	$—	—	$—	—	$—	—	$—
Series 2016	—	—	1,643,500	16,435,00	—	—	—	—
Total	—	$—	1,643,500	$16,435,000	—	$—	—	$—

Nuveen Investments	91

Notes to
Financial Statements (Unaudited) (continued)

	Insured Massachusetts Tax-Free Advantage (NGX)				Missouri Premium Income (NOM)
	Six Months Ended 11/30/11		Year Ended 5/31/11		Six Months Ended 11/30/11		Year Ended 5/31/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
MTP Shares issued:
Series 2015	—	$—	—	$—	—	$—	1,788,000	$17,880,000

5. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments, where applicable) during the six months ended November 30, 2011, were as follows:

	Connecticut		Connecticut		Connecticut		Connecticut
	Premium		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Advantage 3
	(NTC	)	(NFC	)	(NGK	)	(NGO	)
Purchases	$9,456,187		$7,068,883		$3,910,233		$7,857,173
Sales and maturities	8,086,227		5,452,875		4,059,503		6,828,353

					Insured
	Massachusetts		Massachusetts		Massachusetts		Missouri
	Premium		Dividend		Tax-Free		Premium
	Income		Advantage		Advantage		Income
	(NMT	)	(NMB	)	(NGX	)	(NOM	)
Purchases	$10,370,621		$3,202,593		$3,386,688		$4,387,245
Sales and maturities	11,302,219		3,242,087		4,696,338		3,031,624

6. Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At November 30, 2011, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

	Connecticut		Connecticut		Connecticut		Connecticut
	Premium		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Advantage 3
	(NTC	)	(NFC	)	(NGK	)	(NGO	)
Cost of investments	$109,540,664		$56,313,878		$48,928,498		$91,709,396
Gross unrealized:
Appreciation	$4,273,767		$2,037,158		$1,869,966		$3,156,292
Depreciation	(1,064,984)		(414,730)		(403,763)		(1,166,509)
Net unrealized appreciation (depreciation) of investments	$3,208,783		$1,622,428		$1,466,203		$1,989,783

					Insured
	Massachusetts		Massachusetts		Massachusetts		Missouri
	Premium		Dividend		Tax-Free		Premium
	Income		Advantage		Advantage		Income
	(NMT	)	(NMB	)	(NGX	)	(NOM	)
Cost of investments	$102,136,831		$41,357,885		$58,379,463		$48,363,695
Gross unrealized:
Appreciation	$4,003,709		$1,400,970		$2,197,611		$1,524,625
Depreciation	(1,472,148)		(889,051)		(158,199)		(881,010)
Net unrealized appreciation (depreciation) of investments	$2,531,561		$511,919		$2,039,412		$643,615

92	Nuveen Investments

Permanent differences, primarily due to federal taxes paid, taxable market discount, nondeductible offering costs and distribution character reclassifications, resulted in reclassifications among the Funds’ components of Common share net assets at May 31, 2011, the Funds’ last tax year end, as follows:

	Connecticut	Connecticut	Connecticut	Connecticut
	Premium	Dividend	Dividend	Dividend
	Income	Advantage	Advantage 2	Advantage 3
	(NTC )	(NFC )	(NGK )	(NGO	)
Paid-in surplus	$(128,552)	$(102,128)	$(100,191)	$(148,292)
Undistributed (Over-distribution of) net investment income	158,721	106,510	100,685	148,292
Accumulated net realized gain (loss)	(30,169)	(4,382)	(494)	—

			Insured
	Massachusetts	Massachusetts	Massachusetts		Missouri
	Premium	Dividend	Tax-Free		Premium
	Income	Advantage	Advantage		Income
	(NMT )	(NMB )	(NGX	)	(NOM	)
Paid-in surplus	$(148,395)	$(45,873)	$(112,064)		$(64,868)
Undistributed (Over-distribution of) net investment income	150,270	75,743	111,912		63,765
Accumulated net realized gain (loss)	(1,875)	(29,870)	152		1,103

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at May 31, 2011, the Funds’ last tax year end, were as follows:

	Connecticut		Connecticut		Connecticut		Connecticut
	Premium		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Advantage 3
	(NTC	)	(NFC	)	(NGK	)	(NGO	)
Undistributed net tax-exempt income*	$1,264,582		$467,751		$370,951		$579,588
Undistributed net ordinary income **	2,329		6,690		1,014		—
Undistributed net long-term capital gains	129,612		104,027		40,075		—

					Insured
	Massachusetts		Massachusetts		Massachusetts		Missouri
	Premium		Dividend		Tax-Free		Premium
	Income		Advantage		Advantage		Income
	(NMT	)	(NMB	)	(NGX	)	(NOM	)
Undistributed net tax-exempt income*	$1,177,287		$273,241		$351,879		$631,129
Undistributed net ordinary income **	791		234		—		—
Undistributed net long-term capital gains	108,999		—		—		—

*	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared May 2, 2011, paid on June 1, 2011.
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended May 31, 2011, was designated for purposes of the dividends paid deduction as follows:

	Connecticut		Connecticut		Connecticut		Connecticut
	Premium		Dividend		Dividend		Dividend
	Income		Advantage		Advantage 2		Advantage 3
	(NTC	)	(NFC	)	(NGK	)	(NGO	)
Distributions from net tax-exempt income	$4,494,227		$2,517,939		$2,278,037		$3,992,324
Distributions from net ordinary income **	—		—		—		—
Distributions from net long-term capital gains	—		—		—		—

Nuveen Investments	93

Notes to
Financial Statements (Unaudited) (continued)

Insured
	Massachusetts		Massachusetts		Massachusetts		Missouri
	Premium		Dividend		Tax-Free		Premium
	Income		Advantage		Advantage		Income
	(NMT	)	(NMB	)	(NGX	)	(NOM	)
Distributions from net tax-exempt income	$4,427,025		$2,009,854		$2,646,325		$2,005,649
Distributions from net ordinary income **	—		—		—		—
Distributions from net long-term capital gains	179,625		—		—		—

**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2011, the Funds’ last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

					Insured
	Connecticut		Massachusetts		Massachusetts		Missouri
	Dividend		Dividend		Tax-Free		Premium
	Advantage 3		Advantage		Advantage		Income
	(NGO	)	(NMB	)	(NGX	)	(NOM	)
Expiration:
May 31, 2013	$35,547		$—		$18,655		$—
May 31, 2014	111,331		—		427,135		—
May 31, 2015	211,213		—		—		—
May 31, 2017	43,691		—		215,629		122,533
May 31, 2018	13,130		—		24,486		91,539
May 31, 2019	—		138,353		18,813		—
Total	$414,912		$138,353		$704,718		$214,072

During the Funds’ last tax year ended May 31, 2011, the following Funds utilized capital loss carryforwards as follows:

	Connecticut		Missouri
	Dividend		Premium
	Advantage 3		Income
	(NGO	)	(NOM	)
Utilized capital loss carryforwards	$95		$138,449

The Funds have elected to defer net realized losses from investments incurred from November 1, 2010 through May 31, 2011, the Funds’ last tax year end, (“post-October losses”) in accordance with federal income tax regulations. Post-October losses are treated as having arisen on the first day of the current fiscal year. The following Fund has elected to defer post-October losses as follows:

	Insured
	Massachusetts
	Tax-Free
	Advantage
	(NGX	)
Post-October capital losses	$3,879

7. Management Fees and Other Transactions with Affiliates
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedules:

	Connecticut Premium Income (NTC	)
	Massachusetts Premium Income (NMT	)
	Missouri Premium Income (NOM	)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For the next $3 billion	.3875
For managed assets over $5 billion	.3750

94	Nuveen Investments

	Connecticut Dividend Advantage (NFC	)
	Connecticut Dividend Advantage 2 (NGK	)
	Connecticut Dividend Advantage 3 (NGO	)
	Massachusetts Dividend Advantage (NMB	)
	Insured Massachusetts Tax-Free Advantage (NGX	)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For managed assets over $2 billion	.3750

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*
For the fund-level and complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen Funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen Funds and assets in excess of $2 billion added to the Nuveen Fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. As of November 30, 2011, the complex level fee rate for these Funds was .1774%.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser is responsible for each Fund’s overall strategy and asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a wholly-owned subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

The Funds pay no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

For the first ten years of Connecticut Dividend Advantage 2’s (NGK) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending		Year Ending
March 31,		March 31,
2002*	.30%	2008	.25%
2003	.30	2009	.20
2004	.30	2010	.15
2005	.30	2011	.10
2006	.30	2012	.05
2007	.30

*	From the commencement of operations.

The Adviser has not agreed to reimburse Connecticut Dividend Advantage 2 (NGK) for any portion of its fees and expenses beyond March 31, 2012.

Nuveen Investments	95

Notes to
Financial Statements (Unaudited) (continued)

8. New Accounting Pronouncements

Fair Value Measurements and Disclosures
On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update (“ASU”) No. 2011-04 (“ASU No. 2011-04”) modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2 and the reasons for the transfers and ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

96	Nuveen Investments

Reinvest Automatically,
Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan

Your Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares.

By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may

Nuveen Investments	97

Reinvest Automatically,
Easily and Conveniently (continued)

exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

98	Nuveen Investments

Glossary of Terms
Used in this Report

■
Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

■
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

■
Average Effective Maturity: The market-value-weighted average of the effective maturity dates of the individual securities including cash. In the case of a bond that has been advance-refunded to a call date, the effective maturity is the date on which the bond is scheduled to be redeemed using the proceeds of an escrow account. In most other cases the effective maturity is the stated maturity date of the security.

■
Effective Leverage: Effective leverage is a Fund’s effective economic leverage, and includes both structural leverage and the leverage effects of certain derivative investments in the Fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any structural leverage.

■
Inverse Floaters: Inverse floating rate securities, also known as inverse floaters, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

■	Leverage: Using borrowed money to invest in securities or other assets.

Nuveen Investments	99

Glossary of Terms
Used in this Report (continued)

■
Leverage-Adjusted Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond Fund’s value to changes when market interest rates change. Generally, the longer a bond’s or Fund’s duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund’s portfolio of bonds.

■
Lipper Other States Municipal Debt Funds Classification Average: Calculated using the returns of all closed-end funds in this category for each period as follows: 6-month, 45 funds; 1-year, 45 funds; 5-year, 45 funds; and 10-year, 31 funds. Lipper returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. The Lipper average is not available for direct investment.

■
Lipper Single-State Insured Municipal Debt Funds Classification Average: Calculated using the returns of all closed-end funds in this category for each period as follows: 6-month, 13 funds; 1-year, 13 funds; 5-year, 13 funds; and 10-year, 8 funds. Lipper returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. The Lipper average is not available for direct investment.

■	Market Yield (also known as Dividend Yield or Current Yield): An investment’s current annualized dividend divided by its current market price.

■	Net Asset Value (NAV): The net market value of all securities held in a portfolio.

■
Net Asset Value (NAV) Per Share: The market value of one share of a mutual fund or closed-end fund. For a Fund, the NAV is calculated daily by taking the Fund’s total assets (securities, cash, and accrued earnings), subtracting the Fund’s liabilities, and dividing by the number of shares outstanding.

■
Pre-Refunding: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

■
Standard & Poor’s (S&P) Connecticut Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade Connecticut municipal bond market. The index returns assume reinvestment of dividends but do not reflect any applicable sales charges. You cannot invest directly in an index.

100	Nuveen Investments

■
Standard & Poor’s (S&P) Massachusetts Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade Massachusetts municipal bond market. The index returns assume reinvestment of dividends but do not reflect any applicable sales charges. You cannot invest directly in an index.

■
Standard & Poor’s (S&P) Missouri Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade Missouri municipal bond market. The index returns assume reinvestment of dividends but do not reflect any applicable sales charges. You cannot invest directly in an index.

■
Standard & Poor’s (S&P) National Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. The index returns assume reinvestment of dividends but do not reflect any applicable sales charges. You cannot invest directly in an index.

■
Standard & Poor’s (S&P) National Insured Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the insured, tax-exempt U.S. municipal bond market. The index returns assume reinvestment of dividends but do not reflect any applicable sales charges. You cannot invest directly in an index.

■
Structural Leverage: Structural Leverage consists of preferred shares or debt issued by the Fund. Both of these are part of a Fund’s capital structure. Structural leverage is sometimes referred to as “40 Act Leverage” and is subject to asset coverage limits set in the Investment Company Act of 1940.

■	Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

■
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Nuveen Investments	101

Notes

102	Nuveen Investments

Additional Fund Information

Board of Trustees
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Virginia L. Stringer
Terence J. Toth

Fund Manager
Nuveen Fund Advisors, Inc.
333 West Wacker Drive
Chicago, IL 60606

Custodian
State Street Bank
& Trust Company
Boston, MA

Transfer Agent and
Shareholder Services
State Street Bank & Trust
Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Chicago, IL

Quarterly Portfolio of Investments and Proxy Voting Information

You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that each Fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Information

Each Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased shares of their common stock as shown in the accompanying table.

Common Shares
Fund	Repurchased
NTC	—
NFC	—
NGK	—
NGO	—
NMT	—
NMB	—
NGX	—
NOM	—

Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments	103

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. We market our growing range of specialized investment solutions under the high-quality brands of Nuveen Asset Management, NWQ, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, Nuveen Investments managed approximately $207 billion of assets as of October 31, 2011.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

Distributed by
Nuveen Securities, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com

ESA-B-1111D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors or Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Connecticut Dividend Advantage Municipal Fund

By (Signature and Title) /s/ Kevin J. McCarthy
Kevin J. McCarthy
(Vice President and Secretary)

Date: February 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: February 6, 2012

By (Signature and Title) /s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
 (principal financial officer)

Date: February 6, 2012